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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21531

TFS Capital Investment Trust

(Exact name of registrant as specified in charter)

10 N. High Street, Suite 500 West Chester, PA	19380
(Address of principal executive offices)	(Zip code)

Wade R. Bridge, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_

(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

COMMON STOCKS - 94.5%	Shares	Value
Consumer Discretionary - 16.8%
Auto Components - 1.3%
American Axle & Manufacturing Holdings, Inc. (a)	2,517	$32,268
Dana Holding Corporation (b)	108,107	1,285,392
Federal-Mogul Holdings Corporation (a)	222,589	1,061,750
Goodyear Tire & Rubber Company (The)	713	20,256
Horizon Global Corporation (a)	4,027	38,458
Johnson Controls, Inc.	290	10,402
Metaldyne Performance Group, Inc.	18,976	224,866
Modine Manufacturing Company (a)	154,208	990,015
Motorcar Parts of America, Inc. (a)	22,876	786,248
Shiloh Industries, Inc. (a)	3,478	13,669
Standard Motor Products, Inc. (b)	15,566	580,768
Stoneridge, Inc. (a)	626	7,080
Superior Industries International, Inc.	29,284	539,118
Tower International, Inc. (a)	135,061	3,109,104
Visteon Corporation	1,202	80,390
		8,779,784
Automobiles - 0.0% (c)
Ford Motor Company	3,903	46,602
General Motors Company	1,121	33,226
Harley-Davidson, Inc.	101	4,040
Rush Enterprises, Inc. - Class B (a)	479	8,996
		92,864
Distributors - 0.1%
Core-Mark Holding Company, Inc.	813	66,089
VOXX International Corporation (a)	48,755	209,159
		275,248
Diversified Consumer Services - 1.0%
American Public Education, Inc. (a)	2,071	32,680
Ascent Capital Group, Inc. - Class A (a) (b)	153,184	1,744,766
Capella Education Company	4,729	207,650
Career Education Corporation (a)	690,067	1,987,393
Graham Holdings Company - Class B	11	5,332
K12, Inc. (a)	174,172	1,600,641
Liberty Tax, Inc.	12,129	260,167
Regis Corporation (a)	68,633	1,025,377
Service Corporation International	1,167	28,230
ServiceMaster Global Holdings, Inc. (a)	129	5,445
Strayer Education, Inc. (a)	304	16,230
Universal Technical Institute, Inc.	16,054	61,487
		6,975,398
Hotels, Restaurants & Leisure - 4.1%
Aramark	1,835	58,628
Belmond Ltd. - Class A (a)	30,051	254,231
Biglari Holdings, Inc. (a)	86	32,523
BJ's Restaurants, Inc. (a)	9,303	399,006
Bojangles', Inc. (a)	2,535	36,808
Boyd Gaming Corporation (a) (b)	131,269	2,337,901
Bravo Brio Restaurant Group, Inc. (a) (b)	94,957	817,580
Buffalo Wild Wings, Inc. (a)	2,482	378,009

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Consumer Discretionary - 16.8% (Continued)
Hotels, Restaurants & Leisure - 4.1% (Continued)
Caesars Acquisition Company - Class A (a)	20,632	$123,792
Caesars Entertainment Corporation (a) (b)	189,672	1,314,427
Carnival Corporation	682	32,825
Carrols Restaurant Group, Inc. (a) (b)	224,912	3,004,824
Century Casinos, Inc. (a)	151,401	1,023,471
Churchill Downs, Inc.	2,656	366,900
ClubCorp Holdings, Inc.	78,414	938,616
Denny's Corporation (a)	20,059	187,953
Diamond Resorts International, Inc. (a)	9,055	166,793
Eldorado Resorts, Inc. (a)	16,502	170,301
Good Times Restaurants, Inc. (a)	2,945	12,251
Hilton Worldwide Holdings, Inc.	872	15,530
Hyatt Hotels Corporation - Class A (a)	10,326	399,410
International Game Technology plc	10,034	145,192
International Speedway Corporation - Class A	15,393	525,517
Interval Leisure Group, Inc.	12,130	142,891
Intrawest Resorts Holdings, Inc. (a) (b)	87,404	735,068
Isle of Capri Casinos, Inc. (a) (b)	197,753	2,503,553
J. Alexander's Holdings, Inc. (a)	1,115	10,514
Krispy Kreme Doughnuts, Inc. (a)	3,483	51,061
La Quinta Holdings, Inc. (a) (b)	187,150	2,122,281
Lindblad Expeditions Holdings, Inc. (a)	3,930	39,379
Marcus Corporation (The) (b)	53,402	1,011,434
MGM Resorts International (a)	1,005	20,180
Monarch Casino & Resort, Inc. (a)	105,139	2,176,377
Nathan's Famous, Inc.	3,945	211,965
Papa John's International, Inc. (b)	30,530	1,457,807
Pinnacle Entertainment, Inc. (a)	46,197	1,410,856
Planet Fitness, Inc. - Class A (a)	2,109	30,138
RCI Hospitality Holdings, Inc. (a)	1,132	9,362
Red Robin Gourmet Burgers, Inc. (a)	18,541	1,144,721
Ruby Tuesday, Inc. (a)	5,738	31,272
Ruth's Hospitality Group, Inc.	23,242	377,683
Scientific Games Corporation - Class A (a)	180,708	1,069,791
Six Flags Entertainment Corporation	140	7,038
Speedway Motorsports, Inc.	9,513	179,510
Starwood Hotels & Resorts Worldwide, Inc.	504	31,369
Wyndham Worldwide Corporation	129	8,372
Yum! Brands, Inc.	360	26,053
		27,551,163
Household Durables - 1.9%
Bassett Furniture Industries, Inc.	26,171	782,775
Beazer Homes USA, Inc. (a) (b)	223,725	1,912,849
Cavco Industries, Inc. (a)	17,517	1,468,976
CSS Industries, Inc.	5,366	150,302
D.R. Horton, Inc.	582	16,011
Flexsteel Industries, Inc.	4,319	188,395
Helen of Troy Ltd. (a)	1,684	150,499
Hovnanian Enterprises, Inc. - Class A (a)	866,932	1,335,075
Installed Building Products, Inc. (a)	20,364	424,182
KB Home	32,269	350,441

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Consumer Discretionary - 16.8% (Continued)
Household Durables - 1.9% (Continued)
Leggett & Platt, Inc.	419	$17,393
Lennar Corporation - Class B	3,899	135,100
Libbey, Inc.	31,520	504,320
M/I Homes, Inc. (a)	1,452	26,020
Meritage Homes Corporation (a)	9,887	326,370
Mohawk Industries, Inc. (a)	242	40,271
New Home Company, Inc. (The) (a)	4,257	43,123
Taylor Morrison Home Corporation - Class A (a) (b)	196,090	2,362,884
Toll Brothers, Inc. (a)	793	21,903
TRI Pointe Group, Inc. (a)	176,834	1,863,830
Universal Electronics, Inc. (a)	1,048	52,557
WCI Communities, Inc. (a)	34,879	730,366
Whirlpool Corporation	224	30,103
ZAGG, Inc. (a)	13,739	126,674
		13,060,419
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	12	7,044
Blue Nile, Inc. (a)	22,620	786,950
EVINE Live, Inc. (a)	19,803	24,160
HSN, Inc. (b)	43,492	2,046,734
Liberty Interactive Corporation - Series A (a)	2,107	54,908
Liberty TripAdvisor Holdings, Inc. - Series A (a)	64,586	1,442,205
Liberty Ventures - Series A (a)	1,133	44,561
Nutrisystem, Inc.	75,474	1,495,140
Overstock.com, Inc. (a) (b)	206,770	2,452,292
Priceline Group, Inc. (The) (a)	13	13,845
RetailMeNot, Inc. (a)	24,311	221,230
		8,589,069
Leisure Products - 0.2%
Arctic Cat, Inc.	5,298	65,218
Black Diamond, Inc. (a)	31,899	144,822
Brunswick Corporation	626	24,946
Callaway Golf Company	25,573	222,741
Malibu Boats, Inc. - Class A (a)	3,993	52,189
MCBC Holdings, Inc. (a)	3,007	37,948
Nautilus, Inc. (a)	11,635	226,650
Performance Sports Group Ltd. (a)	101,287	724,202
Vista Outdoor, Inc. (a)	877	42,280
		1,540,996
Media - 1.9%
A.H. Belo Corporation - Class A	3,869	23,137
Cable One, Inc.	1,102	473,849
Carmike Cinemas, Inc. (a)	1,436	31,850
Central European Media Enterprises Ltd. - Class A (a)	10,577	27,289
Clear Channel Outdoor Holdings, Inc. - Class A	13,694	69,155
Comcast Corporation - Class A	214	11,922
CTC Media, Inc.	51,113	99,159
DISH Network Corporation - Class A (a)	564	27,224
Entercom Communications Corporation - Class A (a)	5,049	52,964
Entravision Communications Corporation - Class A	150,694	1,124,177
Gannett Company, Inc.	116,349	1,726,619

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Consumer Discretionary - 16.8% (Continued)
Media - 1.9% (Continued)
Gray Television, Inc. (a) (b)	98,763	$1,298,733
Harte-Hanks, Inc. (b)	679,978	2,325,525
Interpublic Group of Companies, Inc. (The)	463	10,390
John Wiley & Sons, Inc. - Class A	4,485	187,473
Journal Media Group, Inc.	45,614	548,280
Liberty Broadband Corporation - Series A (a)	3,007	143,133
Liberty Global plc - Series C (a)	746	27,490
Liberty Media Corporation - Series A (a)	683	25,011
Live Nation Entertainment, Inc. (a)	1,818	41,269
Loral Space & Communications, Inc. (a)	299	10,330
MSG Networks, Inc. - Class A (a) (b)	48,481	847,933
National CineMedia, Inc.	12,723	198,988
New Media Investment Group, Inc.	17,376	300,952
Nexstar Broadcasting Group, Inc. - Class A	3,115	140,829
Reading International, Inc. - Class A (a)	41,308	448,605
Scholastic Corporation	26,789	919,666
Shaw Communications, Inc. - Class B	909	15,708
Sizmek, Inc. (a)	16,172	55,146
Starz - Series A (a)	11,370	323,249
TEGNA, Inc.	155	3,722
Time Warner, Inc.	154	10,848
Tribune Publishing Company	128,396	1,199,219
Twenty-First Century Fox, Inc. - Class A - Non-Voting	657	17,719
Viacom, Inc. - Class A	3,407	165,376
Viacom, Inc. - Class B	840	38,338
		12,971,277
Multiline Retail - 0.1%
Dollar General Corporation	343	25,746
Fred's, Inc. - Class A	24,751	408,391
Nordstrom, Inc.	873	42,864
Ollie's Bargain Outlet Holdings, Inc. (a)	459	10,259
		487,260
Specialty Retail - 3.6%
America's Car-Mart, Inc. (a)	22,757	533,879
Asbury Automotive Group, Inc. (a)	9,198	433,042
AutoNation, Inc. (a)	283	12,240
Barnes & Noble Education, Inc. (a)	49,929	550,218
Barnes & Noble, Inc. (b)	142,520	1,249,900
Big 5 Sporting Goods Corporation	31,686	385,619
Caleres, Inc. (b)	6,292	169,129
Cato Corporation (The) - Class A	5,664	228,429
Citi Trends, Inc. (b)	16,479	340,456
CST Brands, Inc.	1,975	76,512
Destination Maternity Corporation	3,379	22,606
Destination XL Group, Inc. (a)	14,508	62,384
GNC Holdings, Inc. - Class A	18,572	520,202
Group 1 Automotive, Inc. (b)	46,668	2,503,738
Guess?, Inc.	82,819	1,535,464
Haverty Furniture Companies, Inc.	62,451	1,183,446
Kirkland's, Inc.	27,024	319,694
MarineMax, Inc. (a)	2,290	38,724

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Consumer Discretionary - 16.8% (Continued)
Specialty Retail - 3.6% (Continued)
Men's Wearhouse, Inc. (The)	1,726	$23,663
Michaels Companies, Inc. (The) (a)	516	11,249
Murphy USA, Inc. (a) (b)	40,807	2,360,685
Office Depot, Inc. (a)	37,059	190,854
Outerwall, Inc.	65,307	2,207,377
Penske Automotive Group, Inc.	823	25,818
Pep Boys - Manny, Moe & Jack (The) (a) (b)	118,194	2,185,407
Perfumania Holdings, Inc. (a)	679	1,521
Pier 1 Imports, Inc.	405,010	1,628,140
Rent-A-Center, Inc. (b)	54,028	735,861
Sears Hometown and Outlet Stores, Inc. (a)	6,956	48,414
Select Comfort Corporation (a)	3,289	69,266
Shoe Carnival, Inc.	61,060	1,415,981
Signet Jewelers Ltd.	151	17,516
Sonic Automotive, Inc. - Class A (b)	127,724	2,186,635
Tiffany & Company	247	15,768
Tilly's, Inc. - Class A (a)	38	247
Tractor Supply Company	139	12,275
TravelCenters of America, LLC (a) (b)	18,450	128,965
Urban Outfitters, Inc. (a)	33,043	756,024
		24,187,348
Textiles, Apparel & Luxury Goods - 1.3%
Carter's, Inc.	509	49,485
Culp, Inc.	10,223	258,846
Hanesbrands, Inc.	756	23,111
Kate Spade & Company (a)	1,153	20,535
Lakeland Industries, Inc. (a)	331	4,280
Michael Kors Holdings Ltd. (a)	387	15,441
Movado Group, Inc.	49,558	1,273,641
Oxford Industries, Inc. (b)	37,869	2,645,528
Perry Ellis International, Inc. (a) (b)	95,875	1,822,584
PVH Corporation	763	55,989
Ralph Lauren Corporation	306	34,425
Rocky Brands, Inc.	1,643	17,892
Sequential Brands Group, Inc. (a)	1	3
Unifi, Inc. (a)	33,218	792,914
VF Corporation	141	8,827
Vince Holding Corporation (a)	54,318	280,824
Wolverine World Wide, Inc.	87,852	1,485,577
		8,789,902
Consumer Staples - 3.3%
Beverages - 0.1%
Coca-Cola Enterprises, Inc.	980	45,492
Cott Corporation (b)	4,404	45,229
Craft Brew Alliance, Inc. (a)	6,832	58,550
MGP Ingredients, Inc.	361	8,079
National Beverage Corporation (a)	4,011	165,815
PepsiCo, Inc.	294	29,194
Primo Water Corporation (a)	22,309	207,920
		560,279

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Consumer Staples - 3.3% (Continued)
Food & Staples Retailing - 0.4%
Andersons, Inc. (The)	13,557	$397,356
Costco Wholesale Corporation	33	4,987
CVS Health Corporation	140	13,523
Ingles Markets, Inc. - Class A	94	3,606
Kroger Company (The)	1,120	43,467
Performance Food Group Company (a)	7,004	163,893
Rite Aid Corporation (a)	2,078	16,188
Smart & Final Stores, Inc. (a)	3,485	56,039
SpartanNash Company (b)	77,113	1,582,359
United Natural Foods, Inc. (a)	5,847	204,762
Village Super Market, Inc. - Class A	7,879	206,902
Weis Markets, Inc. (b)	1,505	61,133
		2,754,215
Food Products - 1.9%
Amplify Snack Brands, Inc. (a)	1,476	15,941
Archer-Daniels-Midland Company	536	18,948
Bunge Ltd.	809	50,166
Calavo Growers, Inc.	32,835	1,699,211
ConAgra Foods, Inc.	425	17,697
Cosan Ltd. - Class A	29,189	94,572
Darling Ingredients, Inc. (a)	81,227	730,231
Dean Foods Company (b)	67,626	1,351,168
Diamond Foods, Inc. (a)	839	30,791
Farmer Brothers Company (a)	39,226	1,093,229
Flowers Foods, Inc.	537	11,030
Fresh Del Monte Produce, Inc.	25,842	1,054,612
General Mills, Inc.	257	14,523
Ingredion, Inc.	195	19,640
J & J Snack Foods Corporation	6,262	676,171
J.M. Smucker Company (The)	32	4,106
John B. Sanfilippo & Son, Inc. (b)	41,147	2,468,409
Lancaster Colony Corporation	1,269	129,032
Omega Protein Corporation (a)	58,065	1,311,688
Seneca Foods Corporation - Class A (a) (b)	20,859	576,334
Snyder's-Lance, Inc. (b)	35,504	1,120,861
SunOpta, Inc. (a)	15,300	90,576
		12,578,936
Household Products - 0.2%
Central Garden & Pet Company - Class A (a) (b)	15,715	217,181
HRG Group, Inc. (a)	63,259	767,964
Oil-Dri Corporation of America	4,113	154,237
Procter & Gamble Company (The)	52	4,248
Spectrum Brands Holdings, Inc.	515	48,946
		1,192,576
Personal Products - 0.7%
Avon Products, Inc. (b)	812,493	2,754,351
Edgewell Personal Care Company	450	33,304
Estée Lauder Companies, Inc. (The) - Class A	126	10,741
Inter Parfums, Inc.	25,884	694,985
Lifevantage Corporation (a)	7,356	61,570

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Consumer Staples - 3.3% (Continued)
Personal Products - 0.7% (Continued)
Mannatech, Inc. (a)	591	$10,402
Medifast, Inc.	50	1,452
Natural Alternatives International, Inc. (a)	684	5,438
Nutraceutical International Corporation (a)	52,774	1,250,744
		4,822,987
Tobacco - 0.0% (c)
Alliance One International, Inc. (a)	3,499	34,080
Philip Morris International, Inc.	199	17,912
		51,992
Energy - 5.7%
Energy Equipment & Services - 1.9%
Archrock, Inc. (b)	446,740	2,680,440
Core Laboratories N.V.	173	17,023
Dril-Quip, Inc. (a)	764	44,801
Enservco Corporation (a)	4,038	1,736
Exterran Corporation (a)	8,573	141,626
FMC Technologies, Inc. (a)	1,556	39,133
Forum Energy Technologies, Inc. (a)	8,820	98,872
Halliburton Company	129	4,101
Matrix Service Company (a)	52,210	989,902
McDermott International, Inc. (a)	26,058	71,920
Nabors Industries Ltd.	88,496	651,331
Newpark Resources, Inc. (a)	80,004	389,619
Ocean Rig UDW, Inc.	2,867	3,297
Oil States International, Inc. (a)	54	1,524
Parker Drilling Company (a)	24,686	33,820
PHI, Inc. (a) (b)	95,823	1,737,271
Pioneer Energy Services Corporation (a)	209,720	287,316
Precision Drilling Corporation	436	1,482
RigNet, Inc. (a)	3,353	48,920
Rowan Companies plc - Class A	74,420	941,413
Schlumberger Ltd.	76	5,493
Superior Energy Services, Inc.	179,209	1,847,645
TETRA Technologies, Inc. (a) (b)	289,240	1,790,396
Unit Corporation (a)	118,543	1,236,404
Willbros Group, Inc. (a)	16,278	31,579
		13,097,064
Oil, Gas & Consumable Fuels - 3.8%
Alon USA Energy, Inc.	56,497	710,732
Anadarko Petroleum Corporation	732	28,614
Ardmore Shipping Corporation	20,251	205,548
California Resources Corporation	851,830	1,218,117
Cameco Corporation	1,279	15,527
Carrizo Oil & Gas, Inc. (a)	37,087	1,006,170
Cenovus Energy, Inc.	1,204	14,797
Cloud Peak Energy, Inc. (a)	435,187	652,780
Contango Oil & Gas Company (a)	18,532	118,790
Crescent Point Energy Corporation	2,335	25,918
CVR Energy, Inc.	776	27,176
Delek US Holdings, Inc. (b)	150,207	2,556,523
Denbury Resources, Inc.	173,386	270,482

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Energy - 5.7% (Continued)
Oil, Gas & Consumable Fuels - 3.8% (Continued)
Devon Energy Corporation	1,442	$40,232
DHT Holdings, Inc.	46,758	270,261
Diamondback Energy, Inc. (a)	32	2,418
Enbridge Energy Management, LLC (a)	2,522	44,009
Encana Corporation	8,198	35,825
Enerplus Corporation	25,129	79,659
EQT Corporation	167	10,311
Frontline Ltd.	69,487	151,482
GasLog Ltd.	753	5,625
Gener8 Maritime, Inc. (a)	23,591	158,767
Gran Tierra Energy, Inc. (a)	62,268	142,594
Gulfport Energy Corporation (a)	1,240	36,642
Hallador Energy Company	135,150	673,047
Harvest Natural Resources, Inc. (a)	8,800	4,733
HollyFrontier Corporation	1,081	37,803
Kinder Morgan, Inc.	4,768	78,434
Marathon Petroleum Corporation	866	36,190
Murphy Oil Corporation	1,844	36,161
Navigator Holdings Ltd. (a)	4,767	66,023
Navios Maritime Acquisition Corporation (b)	38,122	86,918
Newfield Exploration Company (a)	395	11,483
ONEOK, Inc.	1,102	27,451
Par Pacific Holdings, Inc. (a) (b)	52,238	1,249,533
Parsley Energy, Inc. - Class A (a)	60,452	1,164,306
PDC Energy, Inc. (a)	28,156	1,601,232
Phillips 66	61	4,889
QEP Resources, Inc. (b)	146,134	1,873,438
Rice Energy, Inc. (a)	29,563	345,000
Scorpio Tankers, Inc. (b)	366,564	2,236,040
SemGroup Corporation - Class A	54,124	1,198,305
Ship Finance International Ltd.	19,447	260,395
Spectra Energy Corporation	393	10,788
Tallgrass Energy, G.P., L.P.	308	4,774
Targa Resources Corporation (b)	94,158	2,115,730
Teekay Corporation	146,441	1,003,121
Teekay Tankers Ltd. - Class A (b)	106,836	488,241
Tesoro Corporation	42	3,664
Tsakos Energy Navigation Ltd. (b)	11,109	64,654
VAALCO Energy, Inc. (a)	27,547	38,841
Valero Energy Corporation	239	16,221
Williams Companies, Inc. (The)	1,373	26,499
World Fuel Services Corporation (b)	71,534	2,786,249
		25,379,162
Financials - 9.2%
Banks - 3.2%
1st Source Corporation	22,962	693,912
Allegiance Bancshares, Inc. (a)	1,434	26,601
Arrow Financial Corporation	6,163	169,606
Associated Banc-Corp	24,819	435,573
BancFirst Corporation	328	18,348
BancorpSouth, Inc.	17,215	359,449

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 9.2% (Continued)
Banks - 3.2% (Continued)
Banner Corporation	3,511	$145,707
BBCN Bancorp, Inc.	29,138	442,898
Blue Hills Bancorp, Inc.	20,668	303,820
Boston Private Financial Holdings, Inc.	195	2,018
C1 Financial, Inc. (a)	7,535	180,086
Camden National Corporation	10	420
Cardinal Financial Corporation	9,791	186,714
Carolina Financial Corporation	4,643	79,163
CenterState Banks, Inc.	1,666	23,641
Chemical Financial Corporation (b)	53,040	1,689,854
CIT Group, Inc.	112	3,287
Citigroup, Inc.	52	2,214
Citizens & Northern Corporation	2,444	49,247
Citizens Financial Group, Inc.	199	4,229
CoBiz Financial, Inc.	49,518	544,203
Community Trust Bancorp, Inc.	565	19,685
CU Bancorp (a)	1,119	25,569
East West Bancorp, Inc.	538	17,442
Farmers National Banc Corporation	2,680	22,056
FCB Financial Holdings, Inc. - Class A (a)	9,741	327,492
Fidelity Southern Corporation	4,012	63,390
First Bancorp (North Carolina)	230	4,313
First BanCorporation (Puerto Rico) (a)	119,793	311,462
First Commonwealth Financial Corporation	21,762	189,982
First Connecticut Bancorp, Inc.	733	11,926
First Financial Bancorporation	12,541	200,656
First Financial Corporation	593	19,599
First Foundation, Inc.	50,988	1,137,032
First Internet Bancorp	900	24,120
First Interstate BancSystem, Inc. - Class A	17,724	477,662
First Midwest Bancorp, Inc.	1,736	30,258
First of Long Island Corporation (The)	6,316	183,353
Franklin Financial Network, Inc. (a)	6,681	185,865
Fulton Financial Corporation	71,120	913,892
Great Southern Bancorp, Inc.	10,558	418,836
Great Western Bancorp, Inc.	37,598	982,060
Guaranty Bancorp	32,513	512,405
Hanmi Financial Corporation	40,766	884,622
Heartland Financial USA, Inc.	935	28,003
Heritage Commerce Corporation	19,412	190,432
HomeTrust Bancshares, Inc. (a)	17,023	314,925
Horizon Bancorp	57,605	1,478,720
Huntington Bancshares, Inc.	401	3,441
Independent Bank Corporation (Maryland)	6,177	282,351
Independent Bank Corporation (Michigan)	208	3,149
Independent Bank Group, Inc.	6,186	185,023
KeyCorp	2,183	24,362
MainSource Financial Group, Inc.	648	14,373
MB Financial, Inc.	29,151	907,179
Mercantile Bank Corporation	1,723	38,509
Metro Bancorp, Inc.	6,980	199,070

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 9.2% (Continued)
Banks - 3.2% (Continued)
Monarch Financial Holdings, Inc.	3,028	$49,023
National Bank Holdings Corporation - Class A	13,599	267,764
National Penn Bancshares, Inc.	5,152	58,733
NBT Bancorp, Inc.	216	5,594
Opus Bank	106	3,497
Peapack-Gladstone Financial Corporation	9,668	208,442
Peoples Bancorp, Inc.	15,639	268,365
Preferred Bank (Los Angeles)	2,957	96,103
QCR Holdings, Inc.	16,945	389,057
Regions Financial Corporation	2,596	21,080
Renasant Corporation	3,826	121,476
Republic Bancorp, Inc. - Class A	247	6,597
S&T Bancorp, Inc.	8,347	225,452
Seacoast Banking Corporation of Florida (a)	23,516	348,507
Simmons First National Corporation - Class A	5,196	230,235
South State Corporation	6,670	445,890
Southwest Bancorp, Inc.	489	8,186
State Bank Financial Corporation	3,052	58,782
Stock Yards Bancorp, Inc.	3,035	118,608
Stonegate Bank	487	15,423
Suffolk Bancorp	14,411	403,364
SunTrust Banks, Inc.	286	10,462
Talmer Bancorp, Inc. - Class A	7,453	119,695
TCF Financial Corporation	11,925	143,219
TowneBank	5,058	96,456
TriCo Bancshares	6,134	156,478
Union Bankshares Corporation	17,248	396,187
United Bankshares, Inc.	12,860	431,839
United Community Banks, Inc.	10,571	190,912
United Community Financial Corporation	2,475	15,172
Univest Corporation of Pennsylvania	10,058	197,941
WashingtonFirst Bankshares, Inc.	161	3,421
Wilshire Bancorp, Inc.	18,341	194,231
		21,300,395
Capital Markets - 1.1%
Affiliated Managers Group, Inc. (a)	44	5,904
Alcentra Capital Corporation	2,490	26,867
Ameriprise Financial, Inc.	179	16,226
Apollo Investment Corporation	3,189	16,168
Arlington Asset Investment Corporation - Class A	23,737	263,481
Bank of New York Mellon Corporation (The)	640	23,181
BGC Partners, Inc. - Class A	35,218	322,245
BlackRock Capital Investment Corporation (b)	4,347	37,993
Capital Southwest Corporation	3,943	56,188
Capitala Finance Corporation	309	3,337
Deutsche Bank A.G.	92	1,646
E*TRADE Financial Corporation (a)	203	4,783
Evercore Partners, Inc. - Class A	32,753	1,479,453
Fifth Street Finance Corporation	22,042	126,521
Fifth Street Senior Floating Rate Corporation	14,572	109,727

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 9.2% (Continued)
Capital Markets - 1.1% (Continued)
Full Circle Capital Corporation	7,384	$17,426
GAMCO Investors, Inc. - Class A	7,569	220,107
Goldman Sachs BDC, Inc.	3,947	70,454
Golub Capital BDC, Inc.	1,764	27,413
GSV Capital Corporation	63	385
Hercules Technology Growth Capital, Inc.	3,181	34,927
Horizon Technology Finance Corporation	6,104	61,772
INTL FCStone, Inc. (a)	6,718	189,380
Invesco Ltd.	570	17,060
Janus Capital Group, Inc.	30,075	378,644
KCAP Financial, Inc.	215	712
Legg Mason, Inc.	187	5,726
Medley Capital Corporation	4,698	31,430
Moelis & Company - Class A	11,244	286,047
Monroe Capital Corporation	2,588	29,658
New Mountain Finance Corporation	4,635	54,508
Newtek Business Services Corporation	9,080	96,793
Northern Trust Corporation	86	5,339
NorthStar Asset Management Group, Inc.	5,753	66,390
OM Asset Management plc	74,755	845,479
Oppenheimer Holdings, Inc. - Class A	1,672	25,632
PennantPark Floating Rate Capital Ltd.	7,480	81,532
PennantPark Investment Corporation	1,812	9,622
Piper Jaffray Companies (a)	12,239	416,126
Solar Capital Ltd.	3,534	57,321
State Street Corporation	119	6,632
Stifel Financial Corporation (a)	45,041	1,507,072
TCP Capital Corporation	5,684	75,995
TD Ameritrade Holding Corporation	209	5,764
THL Credit, Inc.	6,190	60,043
TICC Capital Corporation	10,345	51,518
TriplePoint Venture Growth BDC Corporation	7,807	82,520
Virtu Financial, Inc. - Class A	7,517	170,636
Westwood Holdings Group, Inc.	634	30,052
		7,513,835
Consumer Finance - 0.5%
Cash America International, Inc.	10,987	328,951
Discover Financial Services	354	16,210
Enova International, Inc. (a)	134,890	751,337
Green Dot Corporation - Class A (a)	8,790	156,198
Nelnet, Inc. - Class A	66,642	2,163,866
OneMain Holdings, Inc. (a)	304	8,035
Regional Management Corporation (a)	12,784	169,516
Synchrony Financial (a)	1,072	30,466
		3,624,579
Diversified Financial Services - 0.2%
A-Mark Precious Metals, Inc.	1,519	25,717
Cohen & Steers, Inc.	9,754	294,766
Consumer Portfolio Services, Inc. (a)	50,081	222,360
GAIN Capital Holdings, Inc.	45	313
Global Eagle Entertainment, Inc. (a)	539	5,444

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 9.2% (Continued)
Diversified Financial Services - 0.2% (Continued)
Leucadia National Corporation	1,381	$22,869
Morningstar, Inc.	183	14,715
MSCI, Inc.	172	11,840
Nasdaq, Inc.	126	7,812
PHH Corporation (a)	30,383	373,103
TPG Specialty Lending, Inc.	5,860	93,819
Voya Financial, Inc.	743	22,721
		1,095,479
Insurance - 1.5%
Alleghany Corporation (a)	60	28,675
American National Insurance Company	1,387	134,789
AMERISAFE, Inc. (b)	26,525	1,353,040
Argo Group International Holdings Ltd.	6,676	379,397
Arthur J. Gallagher & Company	690	25,972
Aspen Insurance Holdings Ltd.	9,037	420,311
Atlas Financial Holdings, Inc. (a)	5,673	98,824
eHealth, Inc. (a) (b)	120,099	1,259,838
EMC Insurance Group, Inc.	7,076	164,588
Employers Holdings, Inc.	27,300	680,043
FBL Financial Group, Inc. - Class A	2,564	156,558
Genworth Financial, Inc. - Class A (a)	108,164	300,696
Hallmark Financial Services, Inc. (a)	7,829	85,336
Hanover Insurance Group, Inc. (The)	52	4,237
Infinity Property & Casualty Corporation	10,338	820,734
James River Group Holdings Ltd.	5,487	186,119
Kemper Corporation	12,759	440,951
Lincoln National Corporation	379	14,955
Maiden Holdings Ltd.	3,265	41,792
National General Holdings Corporation	6,939	137,323
National Western Life Group, Inc. - Class A	10	2,307
Navigators Group, Inc. (The) (a)	4,031	353,156
Phoenix Companies, Inc. (The) (a)	1,280	47,040
ProAssurance Corporation	20,059	1,005,357
RLI Corporation	3,732	221,308
Selective Insurance Group, Inc.	38,734	1,212,762
Stewart Information Services Corporation	6,035	214,001
Symetra Financial Corporation	659	21,101
Torchmark Corporation	187	10,162
United Fire Group, Inc. (b)	15,037	580,879
United Insurance Holdings Corporation	1,929	29,957
XL Group plc	543	19,689
		10,451,897
Real Estate Investment Trusts (REIT) - 1.5%
Alexander's, Inc.	3	1,095
Alexandria Real Estate Equities, Inc.	3,695	292,570
American Assets Trust, Inc.	1,882	70,368
American Homes 4 Rent - Class A	8,674	130,023
American Tower Corporation	78	7,359
Apartment Investment & Management Company - Class A	760	29,754
AvalonBay Communities, Inc.	325	55,734

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 9.2% (Continued)
Real Estate Investment Trusts (REIT) - 1.5% (Continued)
Bluerock Residential Growth REIT, Inc.	29,964	$310,427
Boston Properties, Inc.	91	10,575
Brandywine Realty Trust	19,536	250,647
Camden Property Trust	2,253	171,904
CareTrust REIT, Inc.	11,240	115,322
CBL & Associates Properties, Inc.	21,040	226,180
Columbia Property Trust, Inc.	6,997	155,823
Corporate Office Properties Trust	1,836	40,943
Cousins Properties, Inc.	14,010	120,766
Crown Castle International Corporation	86	7,413
Empire State Realty Trust, Inc. - Class A	20,164	333,714
EPR Properties	15	899
Equity Residential	577	44,481
Essex Property Trust, Inc.	876	186,684
First Industrial Realty Trust, Inc.	11,359	233,882
First Potomac Realty Trust	24,179	236,712
Franklin Street Properties Corporation	4,720	46,067
Gaming and Leisure Properties, Inc.	7,929	206,788
GEO Group, Inc. (The)	3,728	110,274
Getty Realty Corporation	9,124	163,137
Gladstone Land Corporation	3,896	28,908
Global Net Lease, Inc.	8,805	61,635
Government Properties Income Trust	17,187	235,978
Gyrodyne, LLC (a)	2,320	61,573
HCP, Inc.	1,053	37,845
Highwoods Properties, Inc.	2,249	95,110
Hudson Pacific Properties, Inc.	6,951	176,625
Ladder Capital Corporation	7,049	77,539
Lamar Advertising Company - Class A	5,177	290,482
Lexington Realty Trust	34,728	254,556
Liberty Property Trust	6,277	184,042
Mack-Cali Realty Corporation	12,915	268,503
Medical Properties Trust, Inc.	216	2,376
Mid-America Apartment Communities, Inc.	521	48,880
Monogram Residential Trust, Inc.	7,767	67,728
Omega Healthcare Investors, Inc.	5,132	162,736
One Liberty Properties, Inc.	5,748	119,099
Outfront Media, Inc.	6,406	139,331
Parkway Properties, Inc.	19,260	259,432
Pennsylvania Real Estate Investment Trust	11,751	230,085
Piedmont Office Realty Trust, Inc. - Class A	7,766	143,749
Post Properties, Inc.	3,241	185,677
Prologis, Inc.	3,317	130,922
PS Business Parks, Inc.	1,706	147,706
QTS Realty Trust, Inc. - Class A	358	16,540
RMR Group, Inc. (The) - Class A (a)	1	21
Sabra Health Care REIT, Inc.	16,716	306,906
Saul Centers, Inc.	3,821	194,374
Select Income REIT	11,666	220,487
Senior Housing Properties Trust	20,932	303,095
Silver Bay Realty Trust Corporation	3,727	52,029

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Financials - 9.2% (Continued)
Real Estate Investment Trusts (REIT) - 1.5% (Continued)
SL Green Realty Corporation	2,589	$250,123
Sun Communities, Inc.	2,133	142,036
Tanger Factory Outlet Centers, Inc.	3,593	114,940
TIER REIT, Inc.	8,483	130,384
UDR, Inc.	818	29,113
UMH Properties, Inc.	18,639	175,766
Urstadt Biddle Properties, Inc. - Class A	12,421	252,146
VEREIT, Inc.	20,951	161,532
Vornado Realty Trust	231	20,434
Washington Real Estate Investment Trust	7,139	180,117
Welltower, Inc.	1,381	85,926
WP Glimcher, Inc.	25,815	234,400
		9,840,427
Thrifts & Mortgage Finance - 1.2%
Anchor BanCorp Wisconsin, Inc. (a)	4,356	185,914
Bank Mutual Corporation	100,296	790,333
Bear State Financial, Inc. (a)	1,361	12,045
Beneficial Bancorp, Inc. (a)	3,581	46,374
Berkshire Hills Bancorp, Inc.	5,022	139,511
Brookline Bancorp, Inc.	14,551	162,389
Cape Bancorp, Inc.	3,320	43,990
Charter Financial Corporation	7,355	98,851
Dime Community Bancshares, Inc.	75,585	1,299,306
Essent Group Ltd.	7,785	139,897
EverBank Financial Corporation	27,810	391,287
Federal Agricultural Mortgage Corporation - Class C	2,584	84,264
First Defiance Financial Corporation	6,004	233,736
Flagstar Bancorp, Inc. (a)	472	8,803
HomeStreet, Inc. (a)	3	61
Meta Financial Group, Inc.	392	16,997
MGIC Investment Corporation (a)	49,313	326,452
NMI Holdings, Inc. - Class A (a)	72,731	381,838
OceanFirst Financial Corporation	59,988	1,062,987
Oritani Financial Corporation	22,143	370,231
PB Bancorp, Inc.	548	4,822
PennyMac Financial Services, Inc. - Class A (a)	14,777	175,994
Provident Financial Services, Inc.	8,818	173,186
Pulaski Financial Corporation	2,860	40,669
United Financial Bancorp, Inc.	37,544	424,247
Waterstone Financial, Inc.	21,080	291,958
WSFS Financial Corporation	52,715	1,531,898
		8,438,040
Health Care - 21.1%
Biotechnology - 8.0%
Acceleron Pharma, Inc. (a) (b)	53,860	1,653,502
Achillion Pharmaceuticals, Inc. (a)	224,164	1,515,349
Aduro Biotech, Inc. (a)	17,795	257,672
Aegerion Pharmaceuticals, Inc. (a) (b)	332,516	2,354,213
Affimed N.V. (a)	75,467	250,550
Aimmune Therapeutics, Inc. (a)	2,269	31,040
Alder Biopharmaceuticals, Inc. (a)	202	4,884

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Health Care - 21.1% (Continued)
Biotechnology - 8.0% (Continued)
Alexion Pharmaceuticals, Inc. (a)	70	$10,215
Alkermes plc (a)	403	12,900
Alnylam Pharmaceuticals, Inc. (a)	30	2,068
Amgen, Inc.	301	45,972
Applied Genetic Technologies Corporation (a) (b)	155,799	2,276,223
Arbutus Biopharma Corporation (a)	52,455	164,709
Ardelyx, Inc. (a)	10,413	108,399
ArQule, Inc. (a)	5,763	10,085
aTyr Pharma, Inc. (a)	43,408	229,194
Avalanche Biotechnologies, Inc. (a)	10,766	64,596
AVEO Pharmaceuticals, Inc. (a)	30,014	30,314
Baxalta, Inc.	1,084	43,371
Bellicum Pharmaceuticals, Inc. (a)	23,924	270,341
BioCryst Pharmaceuticals, Inc. (a)	26,049	181,562
Biogen, Inc. (a)	161	43,963
BioMarin Pharmaceutical, Inc. (a)	217	16,062
BioSpecifics Technologies Corporation (a) (b)	39,531	1,509,294
Blueprint Medicines Corporation (a)	40	629
Cara Therapeutics, Inc. (a)	8,487	76,383
Celator Pharmaceuticals, Inc. (a)	4,583	5,912
Celladon Corporation (a)	24,210	27,115
Cepheid (a) (b)	69,254	2,039,530
Chiasma, Inc. (a)	10,076	103,783
Cidara Therapeutics, Inc. (a)	4,688	54,662
Concert Pharmaceuticals, Inc. (a) (b)	102,757	1,569,099
Curis, Inc. (a)	413,779	678,598
Dimension Therapeutics, Inc. (a)	674	5,257
Emergent BioSolutions, Inc. (a) (b)	77,557	2,838,586
Enzymotec Ltd. (a)	5,223	46,850
Epizyme, Inc. (a)	92,514	840,952
Fate Therapeutics, Inc. (a)	16,136	34,773
FibroGen, Inc. (a)	28,644	580,900
Foundation Medicine, Inc. (a)	38,923	567,887
Genomic Health, Inc. (a) (b)	68,912	1,984,666
Gilead Sciences, Inc.	393	32,619
Global Blood Therapeutics, Inc. (a)	719	13,611
Harvard Apparatus Regenerative Technology, Inc. (a)	1	1
Immune Design Corporation (a)	16,402	171,729
Inotek Pharmaceuticals Corporation (a)	55,245	432,568
Inovio Pharmaceuticals, Inc. (a) (b)	399,959	2,671,726
Insmed, Inc. (a)	32,284	426,149
Invitae Corporation (a)	21,780	152,460
Ionis Pharmaceuticals, Inc. (a)	206	8,020
Ironwood Pharmaceuticals, Inc. (a)	82,823	764,456
Kite Pharma, Inc. (a)	22,283	1,058,220
Ligand Pharmaceuticals, Inc. (a)	4,040	403,879
Loxo Oncology, Inc. (a)	946	19,544
MacroGenics, Inc. (a) (b)	71,581	1,440,926
Medivation, Inc. (a)	654	21,386
MEI Pharma, Inc. (a)	36,991	46,979
Mirati Therapeutics, Inc. (a)	47,546	1,023,665

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Health Care - 21.1% (Continued)
Biotechnology - 8.0% (Continued)
Momenta Pharmaceuticals, Inc. (a) (b)	174,955	$2,172,941
Natera, Inc. (a)	109	932
NewLink Genetics Corporation (a)	38,437	936,325
Nivalis Therapeutics, Inc. (a)	3,154	14,792
Ocata Therapeutics, Inc. (a)	161,151	1,360,114
OncoGenex Pharmaceuticals, Inc. (a)	47,182	31,140
Oncothyreon, Inc. (a)	33,367	44,378
Ophthotech Corporation (a)	17,952	972,819
Otonomy, Inc. (a)	26,344	393,053
PDL BioPharma, Inc. (b)	856,346	2,688,926
Peregrine Pharmaceuticals, Inc. (a)	17,573	17,222
Pfenex, Inc. (a)	84,952	753,524
Pieris Pharmaceuticals, Inc. (a)	25,830	44,686
Portola Pharmaceuticals, Inc. (a)	6,905	228,072
Progenics Pharmaceuticals, Inc. (a)	279,780	1,166,683
Pronai Therapeutics, Inc. (a)	4,896	40,539
ProQR Therapeutics N.V. (a)	3,400	17,918
Protalix BioTherapeutics, Inc. (a)	16,161	13,575
Puma Biotechnology, Inc. (a)	2,026	84,565
QLT, Inc. (a)	28,390	70,975
Radius Health, Inc. (a)	12,305	394,129
Raptor Pharmaceutical Corporation (a) (b)	506,733	2,077,605
Regeneron Pharmaceuticals, Inc. (a)	15	6,301
Repligen Corporation (a)	65,663	1,454,436
Retrophin, Inc. (a)	47,211	706,749
Rigel Pharmaceuticals, Inc. (a) (b)	653,426	1,796,922
Sage Therapeutics, Inc. (a)	19,856	666,765
Sangamo BioSciences, Inc. (a)	7,325	44,316
SciClone Pharmaceuticals, Inc. (a) (b)	187,290	1,496,447
Sinovac Biotech Ltd. (a)	5,460	27,409
Stemline Therapeutics, Inc. (a)	43,947	221,493
Sunesis Pharmaceuticals, Inc. (a)	34,119	26,613
T2 Biosystems, Inc. (a)	71,337	632,759
TRACON Pharmaceuticals, Inc. (a)	606	4,630
Trillium Therapeutics, Inc. (a)	12,323	99,077
United Therapeutics Corporation (a)	144	17,738
Verastem, Inc. (a)	68,276	81,931
Vertex Pharmaceuticals, Inc. (a)	107	9,710
Vitae Pharmaceuticals, Inc. (a)	2,821	27,646
Xencor, Inc. (a) (b)	188,095	2,035,188
		54,111,041
Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	403	15,254
Accuray, Inc. (a)	9,999	53,295
Aethlon Medical, Inc. (a)	6,096	38,344
Alere, Inc. (a)	1,103	41,032
Analogic Corporation	197	14,592
AngioDynamics, Inc. (a) (b)	189,434	2,144,393
Anika Therapeutics, Inc. (a)	1,665	62,637
Atrion Corporation (b)	6,743	2,532,131
AxoGen, Inc. (a)	567	2,812

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Health Care - 21.1% (Continued)
Health Care Equipment & Supplies - 4.7% (Continued)
Becton, Dickinson and Company	71	$10,321
Boston Scientific Corporation (a)	1,203	21,089
C.R. Bard, Inc.	106	19,427
Cantel Medical Corporation	12,125	719,861
CONMED Corporation (b)	24,679	911,642
Cutera, Inc. (a)	40,348	453,512
Cynosure, Inc. - Class A (a)	32,277	1,168,427
DENTSPLY International, Inc.	295	17,373
Entellus Medical, Inc. (a)	11,153	185,809
Exactech, Inc. (a) (b)	97,114	1,943,251
FONAR Corporation (a)	15,218	211,682
Glaukos Corporation (a)	8,732	142,506
Greatbatch, Inc. (a)	8,697	335,791
Haemonetics Corporation (a)	4,330	137,001
Halyard Health, Inc. (a) (b)	94,182	2,335,714
Hill-Rom Holdings, Inc.	896	43,797
Hologic, Inc. (a)	769	26,100
ICU Medical, Inc. (a)	15,289	1,471,566
Inogen, Inc. (a)	38,958	1,294,964
Invacare Corporation	99,853	1,538,735
K2M Group Holdings, Inc. (a)	69,524	987,936
LeMaitre Vascular, Inc. (b)	74,087	1,081,670
Merit Medical Systems, Inc. (a) (b)	151,454	2,506,564
Natus Medical, Inc. (a) (b)	23,658	834,654
NxStage Medical, Inc. (a)	69,763	1,319,916
OraSure Technologies, Inc. (a) (b)	442,086	2,418,210
Orthofix International N.V. (a) (b)	66,414	2,621,361
Oxford Immunotec Global plc (a)	584	6,786
Penumbra, Inc. (a)	748	32,014
RTI Surgical, Inc. (a) (b)	110,425	354,464
SeaSpine Holdings Corporation (a)	2,144	31,002
Sirona Dental Systems, Inc. (a)	93	9,885
St. Jude Medical, Inc.	537	28,386
STAAR Surgical Company (a)	21,486	140,304
Syneron Medical Ltd. (a)	8,639	60,127
Teleflex, Inc.	80	10,855
Utah Medical Products, Inc.	3,584	202,030
Vascular Solutions, Inc. (a)	37,750	1,032,840
West Pharmaceutical Services, Inc.	23	1,316
		31,573,378
Health Care Providers & Services - 3.5%
Aceto Corporation	38	868
Almost Family, Inc. (a)	30,150	1,152,936
Amedisys, Inc. (a)	41,094	1,469,110
AmerisourceBergen Corporation	420	37,615
AMN Healthcare Services, Inc. (a)	12,025	338,744
AmSurg Corporation (a)	167	12,223
BioTelemetry, Inc. (a)	56,708	535,323
Brookdale Senior Living, Inc. (a)	10,515	171,184
Capital Senior Living Corporation (a)	29,787	545,996
Chemed Corporation	10,468	1,468,870

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Health Care - 21.1% (Continued)
Health Care Providers & Services - 3.5% (Continued)
China Cord Blood Corporation (a)	13,550	$81,029
Cigna Corporation	135	18,036
Civitas Solutions, Inc. (a) (b)	52,934	1,273,592
Community Health Systems, Inc. (a)	3,814	81,925
CorVel Corporation (a) (b)	41,916	1,912,208
Cross Country Healthcare, Inc. (a)	51,209	737,410
Ensign Group, Inc. (The)	9,263	207,954
ExamWorks Group, Inc. (a)	9,143	251,067
Five Star Quality Care, Inc. (a) (b)	314,395	798,563
Genesis Healthcare, Inc. (a)	269,302	484,743
HealthEquity, Inc. (a)	43,592	939,408
HealthSouth Corporation	11,095	397,090
Healthways, Inc. (a)	10,807	127,090
Humana, Inc.	88	14,325
Kindred Healthcare, Inc.	155,706	1,504,120
LHC Group, Inc. (a)	4,791	181,675
LifePoint Health, Inc. (a)	7,471	521,401
Magellan Health, Inc. (a) (b)	16,455	937,935
McKesson Corporation	210	33,806
National HealthCare Corporation	471	29,744
PharMerica Corporation (a)	48,622	1,443,587
Premier, Inc. - Class A (a) (b)	622	19,867
Providence Service Corporation (The) (a)	454	20,158
RadNet, Inc. (a)	296,030	1,770,259
Select Medical Holdings Corporation	37,658	358,881
Surgery Partners, Inc. (a)	782	12,598
Surgical Care Affiliates, Inc. (a) (b)	22,863	975,564
Team Health Holdings, Inc. (a)	3,433	140,307
Tenet Healthcare Corporation (a)	2,608	70,729
Triple-S Management Corporation - Class B (a) (b)	109,935	2,450,451
U.S. Physical Therapy, Inc.	185	9,463
Universal American Corporation	4,146	26,203
Universal Health Services, Inc. - Class B	212	23,880
VCA, Inc. (a)	234	11,997
		23,599,934
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a) (b)	166,102	2,288,886
Cerner Corporation (a)	292	16,939
Evolent Health, Inc. - Class A (a)	4,925	48,610
HealthStream, Inc. (a)	31,918	699,004
IMS Health Holdings, Inc. (a)	1,702	39,350
Omnicell, Inc. (a)	1,261	35,295
Press Ganey Holdings, Inc. (a)	3,181	93,999
Quality Systems, Inc.	11,313	148,313
Simulations Plus, Inc.	18,460	205,091
Vocera Communications, Inc. (a)	47,768	687,381
		4,262,868
Life Sciences Tools & Services - 1.1%
Affymetrix, Inc. (a)	53,162	745,863
Agilent Technologies, Inc.	585	22,025
Albany Molecular Research, Inc. (a)	60,820	992,582

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Health Care - 21.1% (Continued)
Life Sciences Tools & Services - 1.1% (Continued)
Bio-Rad Laboratories, Inc. - Class A (a)	42	$5,360
Cambrex Corporation (a)	37,008	1,281,957
Compugen Ltd. (a)	12,287	57,872
Enzo Biochem, Inc. (a)	426,336	2,020,833
INC Research Holdings, Inc. - Class A (a) (b)	35,527	1,496,752
NanoString Technologies, Inc. (a)	43,702	609,643
Quintiles Transnational Holdings, Inc. (a)	779	47,387
VWR Corporation (a)	1,517	37,106
		7,317,380
Pharmaceuticals - 3.1%
AbbVie, Inc.	796	43,700
Aclaris Therapeutics, Inc. (a)	790	17,562
Aerie Pharmaceuticals, Inc. (a)	2,268	37,513
Agile Therapeutics, Inc. (a)	1,530	9,333
Alcobra Ltd. (a)	679	3,476
Allergan plc (a)	18	5,120
Amphastar Pharmaceuticals, Inc. (a) (b)	140,309	1,690,723
ANI Pharmaceuticals, Inc. (a)	16,371	524,036
Collegium Pharmaceutical, Inc. (a)	71,681	1,220,727
Concordia Healthcare Corporation	1,108	30,326
Corcept Therapeutics, Inc. (a)	363,743	1,327,662
Corium International, Inc. (a)	31,940	185,571
Depomed, Inc. (a)	23,616	362,269
Dermira, Inc. (a) (b)	50,784	1,421,952
DURECT Corporation (a)	10,714	12,857
Flex Pharma, Inc. (a)	9,713	80,812
Heska Corporation (a)	39,982	1,493,728
Intersect ENT, Inc. (a)	22,998	410,054
Jazz Pharmaceuticals plc (a)	108	13,904
Johnson & Johnson	108	11,280
Juniper Pharmaceuticuals, Inc. (a)	4,363	34,642
KemPharm, Inc. (a)	26,704	402,963
Lannett Company, Inc. (a)	3,499	89,260
Mallinckrodt plc (a)	435	25,269
Nektar Therapeutics (a)	88,718	1,210,114
Pain Therapeutics, Inc. (a)	11,498	18,627
Pernix Therapeutics Holdings, Inc. (a) (b)	731,577	1,594,838
Pfizer, Inc.	520	15,855
Phibro Animal Health Corporation - Class A (b)	68,199	2,288,076
POZEN, Inc. (a)	28,080	183,924
Prestige Brands Holdings, Inc. (a)	51,637	2,410,415
Sagent Pharmaceuticals, Inc. (a)	60,970	921,257
Sucampo Pharmaceuticals, Inc. - Class A (a)	74,346	940,477
Titan Pharmaceuticals, Inc. (a)	6,953	24,544
Zogenix, Inc. (a) (b)	199,231	1,888,710
		20,951,576
Industrials - 14.6%
Aerospace & Defense - 1.2%
AAR Corporation	1,591	33,427
American Science & Engineering, Inc.	2,091	75,046
Arotech Corporation (a)	5,273	10,915

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Industrials - 14.6% (Continued)
Aerospace & Defense - 1.2% (Continued)
B/E Aerospace, Inc.	731	$29,569
BWX Technologies, Inc.	13,141	393,442
Cubic Corporation	4,748	189,730
DigitalGlobe, Inc. (a)	137,675	1,803,542
Ducommun, Inc. (a)	2,131	31,539
Engility Holdings, Inc.	5,008	67,658
Esterline Technologies Corporation (a)	13,902	1,094,226
General Dynamics Corporation	165	22,072
HEICO Corporation	652	36,316
Huntington Ingalls Industries, Inc.	181	23,146
Moog, Inc. - Class A (a) (b)	31,130	1,442,253
Raytheon Company	140	17,954
Spirit AeroSystems Holdings, Inc. - Class A (a)	654	27,730
Textron, Inc.	671	22,962
Vectrus, Inc. (a)	124,024	2,450,714
		7,772,241
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	3,760	36,585
Atlas Air Worldwide Holdings, Inc. (a)	9,454	347,245
Echo Global Logistics, Inc. (a)	4,603	101,312
FedEx Corporation	137	18,205
Hub Group, Inc. - Class A (a)	19,703	600,350
Park-Ohio Holdings Corporation	18,823	537,020
		1,640,717
Airlines - 0.4%
American Airlines Group, Inc.	535	20,860
Delta Air Lines, Inc.	655	29,010
SkyWest, Inc. (b)	173,255	2,602,290
United Continental Holdings, Inc. (a)	819	39,541
		2,691,701
Building Products - 1.4%
Allegion plc	86	5,208
American Woodmark Corporation (a)	6,376	439,944
Armstrong World Industries, Inc. (a)	488	18,876
Builders FirstSource, Inc. (a)	17,101	137,321
Continental Building Products, Inc. (a)	1,812	27,071
CSW Industrials, Inc. (a)	1,612	54,937
Gibraltar Industries, Inc. (a)	14,670	311,591
Insteel Industries, Inc.	23,842	584,368
NCI Building Systems, Inc. (a)	79,635	826,611
Nortek, Inc. (a) (b)	55,422	2,160,904
Owens Corning, Inc.	621	28,684
PGT, Inc. (a)	437	4,283
Ply Gem Holdings, Inc. (a)	120,160	1,197,995
Quanex Building Products Corporation	10,173	188,302
TopBuild Corporation (a)	33,369	893,622
Universal Forest Products, Inc. (b)	37,165	2,560,297
USG Corporation (a)	1,778	31,808
		9,471,822
Commercial Services & Supplies - 1.8%
ACCO Brands Corporation (a)	87,200	529,304

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Industrials - 14.6% (Continued)
Commercial Services & Supplies - 1.8% (Continued)
ARC Document Solutions, Inc. (a)	93,342	$344,432
Casella Waste Systems, Inc. - Class A (a)	4,678	27,834
Civeo Corporation (a)	530,203	572,619
Ennis, Inc. (b)	4,844	96,735
Essendant, Inc.	44,894	1,340,535
Interface, Inc.	12,978	219,198
KAR Auction Services, Inc.	1,021	34,122
Kimball International, Inc. - Class B	144,417	1,392,180
Knoll, Inc.	14,093	258,607
McGrath RentCorp	1,317	32,148
Multi-Color Corporation	342	21,556
Quad/Graphics, Inc. (b)	295,188	2,975,495
R.R. Donnelley & Sons Company	1,718	24,000
Ritchie Bros. Auctioneers, Inc.	694	15,879
SP Plus Corporation (a)	61,384	1,378,071
Steelcase, Inc. - Class A (b)	40,067	511,255
Tetra Tech, Inc.	60	1,589
UniFirst Corporation	1,333	140,365
Viad Corporation	67,160	1,979,205
Waste Connections, Inc.	165	9,895
West Corporation	7,869	142,508
		12,047,532
Construction & Engineering - 0.9%
AECOM (a)	1,347	36,962
Aegion Corporation (a) (b)	93,669	1,688,852
EMCOR Group, Inc.	3,413	155,974
Fluor Corporation	695	31,198
HC2 Holdings, Inc. (a)	185,650	705,470
Integrated Electrical Services, Inc. (a)	15,391	188,848
KBR, Inc.	16,112	229,757
MasTec, Inc. (a) (b)	121,084	1,869,537
Northwest Pipe Company (a)	1,442	13,800
Sterling Construction Company, Inc. (a)	28,546	153,577
Tutor Perini Corporation (a)	98,022	1,294,871
		6,368,846
Electrical Equipment - 2.0%
Allied Motion Technologies, Inc. (b)	43,902	857,845
American Superconductor Corporation (a)	1,146	7,186
AZZ, Inc.	575	29,601
Babcock & Wilcox Enterprises, Inc. (a)	61,512	1,270,223
Belden, Inc. (b)	58,347	2,492,584
Eaton Corporation plc	887	44,802
Encore Wire Corporation (b)	1,786	66,457
EnerSys, Inc. (a) (b)	33,544	1,624,536
Franklin Electric Company, Inc.	48,329	1,318,415
General Cable Corporation (b)	128,468	1,505,645
LSI Industries, Inc. (b)	65,778	759,078
PowerSecure International, Inc. (a)	97,951	1,075,502
Regal Beloit Corporation (b)	43,411	2,440,132
Vicor Corporation (a)	3,050	25,620
		13,517,626

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Industrials - 14.6% (Continued)
Industrial Conglomerates - 0.0% (c)
Carlisle Companies, Inc.	627	$52,467

Machinery - 3.8%
Accuride Corporation (a)	47,736	40,146
Albany International Corporation - Class A	26,759	907,665
Allison Transmission Holdings, Inc.	704	16,748
Astec Industries, Inc.	386	14,398
Barnes Group, Inc.	36,791	1,196,075
Blount International, Inc. (a)	31,518	293,117
Chart Industries, Inc. (a)	93,031	1,508,033
Colfax Corporation (a)	531	11,756
Commercial Vehicle Group, Inc. (a)	72,552	224,911
EnPro Industries, Inc.	10,270	456,707
ESCO Technologies, Inc.	6,140	211,400
Federal Signal Corporation (b)	60,619	896,555
FreightCar America, Inc. (b)	143,386	2,731,503
Global Brass & Copper Holdings, Inc. (b)	83,379	1,726,779
Gorman-Rupp Company (The)	27,394	696,356
Harsco Corporation	294,563	1,896,986
Hurco Companies, Inc.	483	13,041
Hyster-Yale Materials Handling, Inc.	383	19,893
Illinois Tool Works, Inc.	109	9,818
ITT Corporation	4,584	148,751
John Bean Technologies Corporation	903	41,366
Joy Global, Inc.	148,610	1,481,642
Kadant, Inc.	5,452	211,592
L.B. Foster Company - Class A	54,633	629,919
Lydall, Inc. (a)	3,664	103,508
Miller Industries, Inc.	1,877	40,337
Mueller Industries, Inc.	21,825	555,446
Mueller Water Products, Inc. - Class A	7,069	58,037
NACCO Industries, Inc. - Class A	17,994	856,335
Navistar International Corporation (a)	5,952	43,271
Omega Flex, Inc.	5,216	154,394
Oshkosh Corporation	11,402	375,468
Rexnord Corporation (a)	19,411	317,758
SPX Corporation (b)	116,233	1,080,967
SPX FLOW, Inc. (a)	7,839	186,882
Standex International Corporation	13,847	1,000,030
Stanley Black & Decker, Inc.	253	23,868
Tennant Company	10,050	543,806
Terex Corporation (b)	48,971	1,096,950
Timken Company (The)	23,259	617,526
Titan International, Inc.	566,579	1,699,737
Trinity Industries, Inc.	1,348	28,874
Wabash National Corporation (a)	23,307	257,775
WABCO Holdings, Inc. (a)	122	10,937
Xerium Technologies, Inc. (a)	96,478	866,372
Xylem, Inc.	327	11,756
		25,315,191

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Industrials - 14.6% (Continued)
Marine - 0.0% (c)
Costamare, Inc.	1,613	$11,726

Professional Services - 1.3%
Barrett Business Services, Inc.	1,245	48,767
CBIZ, Inc. (a)	35,969	363,287
CDI Corporation	7,097	36,479
CRA International, Inc. (a)	11,212	208,879
Exponent, Inc.	560	28,734
Franklin Covey Company (a)	51,250	907,637
Heidrick & Struggles International, Inc.	57,319	1,510,929
ICF International, Inc.	1,861	63,665
Kelly Services, Inc. - Class A	68,441	1,134,752
Kforce, Inc.	80,265	1,789,909
ManpowerGroup, Inc.	416	31,762
Mistras Group, Inc. (a)	10,153	229,356
Navigant Consulting, Inc. (a)	74,483	1,176,086
Resources Connection, Inc. (b)	14,217	214,819
RPX Corporation (a)	1,772	20,520
TriNet Group, Inc. (a)	67,809	1,003,573
TrueBlue, Inc. (a)	10,240	233,882
		9,003,036
Road & Rail - 1.0%
AMERCO	90	32,998
ArcBest Corporation (b)	4,157	85,343
Covenant Transportation Group, Inc. - Class A (a)	29,502	576,174
Hertz Global Holdings, Inc. (a)	2,086	18,941
Marten Transport Ltd.	44,102	740,032
PAM Transportation Services, Inc. (a)	31,079	802,771
Roadrunner Transportation Systems, Inc. (a)	83,480	661,162
Ryder System, Inc.	255	13,558
USA Truck, Inc. (a)	24,562	397,168
Werner Enterprises, Inc.	11,475	277,121
YRC Worldwide, Inc. (a) (b)	280,342	2,898,736
		6,504,004
Trading Companies & Distributors - 0.6%
Air Lease Corporation	241	6,208
Beacon Roofing Supply, Inc. (a)	9,942	402,651
CAI International, Inc. (a)	16,701	104,381
DXP Enterprises, Inc. (a)	2,482	38,918
H&E Equipment Services, Inc.	19,847	231,218
HD Supply Holdings, Inc. (a)	1,637	43,004
MRC Global, Inc. (a) (b)	241,415	2,426,221
MSC Industrial Direct Company, Inc. - Class A	5,583	361,834
TAL International Group, Inc.	3,633	40,980
Textainer Group Holdings Ltd.	26,077	277,720
Watsco, Inc.	273	31,725
WESCO International, Inc. (a)	988	39,896
		4,004,756
Information Technology - 16.2%
Communications Equipment - 1.8%
ADTRAN, Inc.	352	6,392

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Communications Equipment - 1.8% (Continued)
ARRIS International plc (a)	2,072	$52,774
Bel Fuse, Inc. - Class B (b)	116,573	1,768,412
Black Box Corporation	11,669	88,918
Brocade Communications Systems, Inc.	2,785	22,224
Calix, Inc. (a)	1,993	15,306
Comtech Telecommunications Corporation	43,255	844,338
Digi International, Inc. (a)	17,910	163,339
EchoStar Corporation - Class A (a)	1,435	50,412
EMCORE Corporation (a)	115,295	698,688
Extreme Networks, Inc. (a) (b)	17,998	49,674
Finisar Corporation (a)	133,211	1,691,780
Ixia (a)	20,341	194,663
Lumentum Holdings, Inc. (a)	6,129	120,925
Mitel Networks Corporation (a)	7,126	51,877
Napco Security Systems, Inc. (a)	4,019	21,904
NETGEAR, Inc. (a) (b)	54,813	2,048,362
Radware Ltd. (a)	2,870	38,343
ShoreTel, Inc. (a) (b)	163,596	1,343,123
Sierra Wireless, Inc. (a)	46	687
Sonus Networks, Inc. (a)	316,657	1,899,942
TESSCO Technologies, Inc.	251	4,147
Viavi Solutions, Inc. (a)	126,207	631,035
		11,807,265
Electronic Equipment, Instruments & Components - 2.2%
Amphenol Corporation - Class A	336	16,656
Anixter International, Inc. (a) (b)	49,403	2,442,484
AVX Corporation	13,605	156,185
Benchmark Electronics, Inc. (a) (b)	80,098	1,682,058
CDW Corporation	767	29,491
Celestica, Inc. (a)	9,839	89,141
Checkpoint Systems, Inc.	29,926	193,921
Cognex Corporation	135	4,354
Coherent, Inc. (a)	17,449	1,348,284
CTS Corporation	27,990	440,843
Electro Rent Corporation	1,485	12,979
Fabrinet (a)	9,207	229,346
FARO Technologies, Inc. (a)	34,642	889,260
FLIR Systems, Inc.	14	409
GSI Group, Inc. (The) (a)	1,152	14,239
Hollysys Automation Technologies Ltd.	4,193	77,193
II-VI, Inc. (a) (b)	28,664	596,211
Ingram Micro, Inc. - Class A	2,095	59,079
Insight Enterprises, Inc. (a)	1,764	41,683
Jabil Circuit, Inc.	263	5,236
KEMET Corporation (a)	44,429	65,755
Kimball Electronics, Inc. (a)	1,936	19,438
Littelfuse, Inc.	1,518	154,684
LRAD Corporation	4,556	7,381
Mercury Systems, Inc. (a)	12,050	230,035
Mesa Laboratories, Inc.	41	4,264
Methode Electronics, Inc.	55,706	1,451,698

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Electronic Equipment, Instruments & Components - 2.2% (Continued)
MTS Systems Corporation	786	$41,972
Multi-Fineline Electronix, Inc. (a)	19,089	319,359
Newport Corporation (a)	26,580	404,813
Orbotech Ltd. (a) (b)	4,026	84,023
OSI Systems, Inc. (a) (b)	11,204	614,203
PC Connection, Inc.	48,472	1,094,013
Plexus Corporation (a) (b)	1,088	38,026
Richardson Electronics Ltd.	3,705	19,081
Rofin-Sinar Technologies, Inc. (a)	21,899	558,206
Rogers Corporation (a)	298	14,146
Sanmina Corporation (a)	19,768	370,452
ScanSource, Inc. (a)	1,464	45,940
SuperCom Ltd. (a)	6,355	33,110
Tech Data Corporation (a) (b)	18,842	1,175,741
		15,075,392
Internet Software & Services - 4.9%
Akamai Technologies, Inc. (a)	668	30,474
Apigee Corporation (a)	6,255	48,289
Appfolio, Inc. - Class A (a)	2,641	35,389
Autobytel, Inc. (a)	94,263	1,720,300
Bankrate, Inc. (a)	42,553	486,806
Bazaarvoice, Inc. (a)	515,736	1,866,964
Brightcove, Inc. (a)	71,575	396,526
Carbonite, Inc. (a)	3,242	29,081
Cornerstone OnDemand, Inc. (a)	44,826	1,375,710
Cvent, Inc. (a)	1,015	26,806
DHI Group, Inc. (a) (b)	139,255	1,296,464
EarthLink Holdings Corporation (b)	455,655	2,697,478
eBay, Inc. (a)	730	17,126
Envestnet, Inc. (a)	64,220	1,505,964
Everyday Health, Inc. (a) (b)	539,494	2,481,672
Five9, Inc. (a)	23,795	198,212
GoDaddy, Inc. - Class A (a)	38,054	1,160,266
GTT Communications, Inc. (a)	47,520	707,573
IAC/InterActiveCorp	773	40,150
Instructure, Inc. (a)	2,629	45,561
Internap Corporation (a)	289,872	1,118,906
Intralinks Holdings, Inc. (a) (b)	293,395	2,364,764
Liquidity Services, Inc. (a) (b)	194,482	1,266,078
LivePerson, Inc. (a)	6,633	37,543
Marketo, Inc. (a)	527	10,018
Monster Worldwide, Inc. (a)	163,806	817,392
NIC, Inc.	77,493	1,533,586
Perficient, Inc. (a)	23,122	440,474
Q2 Holdings, Inc. (a)	1,233	26,707
QuinStreet, Inc. (a)	252,574	962,307
Rackspace Hosting, Inc. (a)	1,920	38,803
Reis, Inc.	191	4,307
Rocket Fuel, Inc. (a)	459,755	1,439,033
SPS Commerce, Inc. (a)	22,395	1,461,946

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Internet Software & Services - 4.9% (Continued)
TechTarget, Inc. (a)	20,441	$162,506
Travelzoo, Inc. (a)	131,364	1,065,362
Web.com Group, Inc. (a) (b)	116,325	2,190,400
Wix.com Ltd. (a)	871	17,786
Xactly Corporation (a)	27,643	192,395
XO Group, Inc. (a) (b)	4,217	62,833
Yandex N.V. - Class A (a)	1,827	24,518
Zix Corporation (a)	288,188	1,293,964
		32,698,439
IT Services - 1.5%
Amdocs Ltd.	199	10,893
Black Knight Financial Services, Inc. - Class A (a)	964	29,084
CACI International, Inc. - Class A (a)	7,132	592,455
Ciber, Inc. (a)	20,518	66,684
Cognizant Technology Solutions Corporation - Class A (a)	357	22,602
CoreLogic, Inc. (a)	37,635	1,343,569
DST Systems, Inc.	89	9,381
EVERTEC, Inc.	15,005	206,169
ExlService Holdings, Inc. (a)	22,431	979,337
Forrester Research, Inc.	4,088	130,693
Genpact Ltd. (a)	722	17,270
Hackett Group, Inc. (The)	11,856	175,113
Heartland Payment Systems, Inc.	4,246	390,972
Higher One Holdings, Inc. (a)	6,699	23,380
Jack Henry & Associates, Inc.	119	9,660
Leidos Holdings, Inc.	409	18,863
Lionbridge Technologies, Inc. (a)	21,982	101,777
Luxoft Holding, Inc. (a)	6,152	461,892
ManTech International Corporation - Class A	19,955	575,303
MoneyGram International, Inc. (a)	269,227	1,426,903
NCI, Inc. - Class A	2,546	32,131
PFSweb, Inc. (a)	47,284	585,376
Planet Payment, Inc. (a)	11,975	34,608
PRGX Global, Inc. (a)	5,104	19,395
Sabre Corporation	381	9,757
Science Applications International Corporation	42,820	1,824,988
Sykes Enterprises, Inc. (a)	13,724	404,035
TeleTech Holdings, Inc.	7,728	206,415
Unisys Corporation (a)	3,244	31,856
VeriFone Systems, Inc. (a)	17,285	404,296
Virtusa Corporation (a)	4,773	213,449
WEX, Inc. (a)	218	15,829
WidePoint Corporation (a)	12,265	7,144
Xerox Corporation	453	4,417
		10,385,696
Semiconductors & Semiconductor Equipment - 3.1%
Advanced Energy Industries, Inc. (a)	54,553	1,531,848
Amkor Technology, Inc. (a) (b)	413,841	2,540,984
Applied Materials, Inc.	1,589	28,046
Atmel Corporation	170	1,370

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Semiconductors & Semiconductor Equipment - 3.1% (Continued)
Axcelis Technologies, Inc. (a) (b)	562,233	$1,473,050
Brooks Automation, Inc.	127,853	1,218,439
Cabot Microelectronics Corporation (b)	17,891	727,090
CEVA, Inc. (a)	1,200	27,780
ChipMOS TECHNOLOGIES (Bermuda) Ltd. (b)	4,938	88,884
Cirrus Logic, Inc. (a)	12,401	430,563
Cohu, Inc. (b)	196,822	2,383,514
Diodes, Inc. (a)	64,421	1,232,374
EZchip Semiconductor Ltd. (a)	3,074	77,895
First Solar, Inc. (a)	165	11,329
FormFactor, Inc. (a)	1,804	14,991
GigOptix, Inc. (a)	21,767	67,913
Inphi Corporation (a)	42,686	1,184,536
IXYS Corporation (b)	73,112	872,226
Kopin Corporation (a)	10,276	19,833
Kulicke & Soffa Industries, Inc. (a) (b)	8,111	82,083
Linear Technology Corporation	423	18,075
Marvell Technology Group Ltd.	2,386	21,116
MaxLinear, Inc. - Class A (a)	26,307	404,602
Micron Technology, Inc. (a)	3,151	34,756
Monolithic Power Systems, Inc.	2,221	138,968
Nanometrics, Inc. (a)	38,041	537,519
NeoPhotonics Corporation (a)	18,650	167,290
NVE Corporation	562	27,875
ON Semiconductor Corporation (a)	5,694	48,741
PDF Solutions, Inc. (a)	6,791	73,547
Photronics, Inc. (a)	17,905	213,786
Pixelworks, Inc. (a)	15,507	33,650
Power Integrations, Inc.	24,345	1,147,380
QuickLogic Corporation (a)	10,477	13,515
Rudolph Technologies, Inc. (a) (b)	178,777	2,290,133
Semtech Corporation (a)	2,584	51,938
Sigma Designs, Inc. (a)	159,866	1,059,912
Silicon Laboratories, Inc. (a)	5,415	246,924
SunEdison Semiconductor Ltd. (a)	4,474	27,739
Teradyne, Inc.	2,486	48,303
Texas Instruments, Inc.	88	4,658
Tower Semiconductor Ltd. (a)	5,047	63,441
Xcerra Corporation (a) (b)	27,537	150,903
		20,839,519
Software - 2.1%
A10 Networks, Inc. (a)	187,291	1,108,763
ACI Worldwide, Inc. (a)	60,126	1,076,255
Allot Communications Ltd. (a)	12	60
American Software, Inc. - Class A	66,806	650,022
ANSYS, Inc. (a)	44	3,880
Attunity Ltd. (a)	8,138	50,781
AVG Technologies N.V. (a)	606	11,435
BSQUARE Corporation (a)	15,305	94,126
CA, Inc.	450	12,929
Cadence Design Systems, Inc. (a)	1,161	22,709

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Information Technology - 16.2% (Continued)
Software - 2.1% (Continued)
Callidus Software, Inc. (a)	40,226	$620,687
Citrix Systems, Inc. (a)	596	41,994
EnerNOC, Inc. (a)	32,235	169,234
Epiq Systems, Inc. (b)	116,779	1,462,073
ePlus, Inc. (a)	6,007	568,923
Evolving Systems, Inc.	2,621	13,918
Fair Isaac Corporation	3,769	360,203
Gigamon, Inc. (a)	2,544	66,526
Imperva, Inc. (a)	25,475	1,313,491
Mentor Graphics Corporation	5,737	99,709
Microsoft Corporation	72	3,966
MicroStrategy, Inc. - Class A (a) (b)	3,514	606,200
Mitek Systems, Inc. (a)	92,174	399,113
Monotype Imaging Holdings, Inc.	9,317	232,366
Net 1 UEPS Technologies, Inc. (a)	7,296	79,380
Nuance Communications, Inc. (a)	3,068	54,089
Pegasystems, Inc.	6,073	142,716
Proofpoint, Inc. (a)	18,664	939,919
QAD, Inc. - Class A	27,900	516,429
Qlik Technologies, Inc. (a)	13,215	330,904
Qualys, Inc. (a) (b)	26,995	701,600
RealPage, Inc. (a)	19,837	382,656
Red Hat, Inc. (a)	211	14,781
Rosetta Stone, Inc. (a)	9,221	61,412
Sapiens International Corporation N.V.	690	6,941
Silver Spring Networks, Inc. (a)	1,779	20,370
Symantec Corporation	1,284	25,475
Synopsys, Inc. (a)	1,040	44,616
TeleCommunication Systems, Inc. - Class A (a) (b)	316,894	1,571,794
Telenav, Inc. (a)	44,310	255,226
TiVo, Inc. (a)	5,328	42,517
Verint Systems, Inc. (a)	2,704	98,993
VMware, Inc. - Class A (a)	359	16,424
Zynga, Inc. - Class A (a)	55,562	136,683
		14,432,288
Technology Hardware, Storage & Peripherals - 0.6%
Cray, Inc. (a)	11,010	433,684
Diebold, Inc.	5,015	139,016
Eastman Kodak Company (a)	68,667	626,243
EMC Corporation	668	16,546
HP, Inc.	4,563	44,307
Hutchinson Technology, Inc. (a)	236,660	875,642
Immersion Corporation (a)	6,447	54,671
Intevac, Inc. (a)	3,280	14,662
Nimble Storage, Inc. (a)	34,216	224,799
QLogic Corporation (a)	6,246	80,074
Silicon Graphics International Corporation (a) (b)	211,796	1,244,301
USA Technologies, Inc. (a)	12,461	40,124
Western Digital Corporation	505	24,230
		3,818,299

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Materials - 5.1%
Chemicals - 2.4%
Air Products & Chemicals, Inc.	268	$33,958
Ashland, Inc.	100	9,476
Axalta Coating Systems Ltd. (a)	208	4,953
Axiall Corporation	195,769	3,510,138
Cabot Corporation (b)	41,110	1,658,377
Chase Corporation	18,891	868,041
Chemours Company (The)	249,472	982,920
Chemtura Corporation (a)	56,627	1,485,893
Dow Chemical Company (The)	107	4,494
Eastman Chemical Company	296	18,118
Ferro Corporation (a)	21,445	199,224
FutureFuel Corporation	7,553	94,564
Huntsman Corporation	524	4,522
Innophos Holdings, Inc.	8,964	239,428
Innospec, Inc.	3,361	167,546
Koppers Holdings, Inc. (a) (b)	157,950	2,674,094
Kraton Performance Polymers, Inc. (a) (b)	1,324	19,436
Kronos Worldwide, Inc.	148,483	697,870
Minerals Technologies, Inc.	20,976	859,806
OMNOVA Solutions, Inc. (a)	25,972	136,353
Orion Engineered Carbons S.A.	7,086	85,670
PPG Industries, Inc.	149	14,173
Praxair, Inc.	38	3,800
Quaker Chemical Corporation	499	37,430
Rayonier Advanced Materials, Inc.	209,602	1,467,214
Rentech, Inc. (a)	25,637	49,992
Scotts Miracle-Gro Company (The) - Class A	395	27,129
Stepan Company (b)	11,507	517,355
Tredegar Corporation	4,330	56,853
W.R. Grace & Company (a)	257	20,904
Westlake Chemical Corporation	358	16,282
		15,966,013
Construction Materials - 0.4%
Caesarstone Sdot-Yam Ltd. (a)	984	36,989
Eagle Materials, Inc.	304	16,276
Headwaters, Inc. (a)	105,389	1,683,062
Summit Materials, Inc. - Class A (a)	80,493	1,277,424
United States Lime & Minerals, Inc.	314	17,261
		3,031,012
Containers & Packaging - 0.1%
AEP Industries, Inc. (b)	2,192	185,531
Crown Holdings, Inc. (a)	1,102	50,560
Owens-Illinois, Inc. (a)	44,348	573,863
Packaging Corporation of America	78	3,965
Sealed Air Corporation	118	4,782
		818,701
Metals & Mining - 1.6%
Alamos Gold, Inc. - Class A	4,928	15,967
Aurico Metals, Inc. (a)	7,127	2,951
Barrick Gold Corporation	3,114	30,860
Carpenter Technology Corporation	13,491	374,510

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Materials - 5.1% (Continued)
Metals & Mining - 1.6% (Continued)
Commercial Metals Company (b)	162,620	$2,263,670
Constellium N.V. - Class A (a)	6,961	43,576
Dominion Diamond Corporation	6,970	74,230
Endeavour Silver Corporation (a)	42,195	52,322
Ferroglobe plc (b)	16,326	138,771
First Majestic Silver Corporation (a)	22,115	66,124
Fortuna Silver Mines, Inc. (a)	50,162	127,913
Gold Resource Corporation	9,102	12,197
Goldcorp, Inc.	1,696	19,233
Handy & Harman Ltd. (a)	45	766
Haynes International, Inc. (b)	18,640	596,480
IAMGOLD Corporation (a)	3,262	4,730
Kaiser Aluminum Corporation	16,606	1,290,950
Kinross Gold Corporation (a)	6,124	10,043
Materion Corporation	37,546	919,501
Nevsun Resources Ltd.	17,799	47,879
New Gold, Inc. (a)	37,590	91,344
Newmont Mining Corporation	1,349	26,926
Nucor Corporation	1,123	43,876
Olympic Steel, Inc. (b)	146,233	1,365,816
Pan American Silver Corporation	9,117	60,354
Primero Mining Corporation (a)	19,682	49,205
Real Industry, Inc. (a)	1,657	10,605
Reliance Steel & Aluminum Company	790	44,983
Richmont Mines, Inc. (a)	19,384	70,170
Ryerson Holding Corporation (a)	3,891	13,152
Sandstorm Gold Ltd. (a)	29,476	67,205
Schnitzer Steel Industries, Inc. - Class A	77,384	1,040,815
Steel Dynamics, Inc.	1,661	30,479
SunCoke Energy, Inc.	178,903	676,253
TimkenSteel Corporation	146,863	1,323,236
Turquoise Hill Resources Ltd. (a)	168	346
Yamana Gold, Inc.	2,191	3,725
		11,011,163
Paper & Forest Products - 0.6%
Boise Cascade Company (a) (b)	124,955	2,581,570
Clearwater Paper Corporation (a)	1,047	41,001
Mercer International, Inc.	15,934	117,115
Neenah Paper, Inc.	10,289	621,867
P.H. Glatfelter Company	13,461	198,684
Schweitzer-Mauduit International, Inc.	4,508	189,336
		3,749,573
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.2%
8x8, Inc. (a)	6,955	87,355
Atlantic Tele-Network, Inc.	5,564	428,372
CenturyLink, Inc.	902	22,929
Cincinnati Bell, Inc. (a)	615,303	1,993,582
FairPoint Communications, Inc. (a)	79,226	1,188,390
General Communication, Inc. - Class A (a) (b)	115,945	2,100,923
Globalstar, Inc. (a)	233,359	298,699

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Telecommunication Services - 1.6% (Continued)
Diversified Telecommunication Services - 1.2% (Continued)
Hawaiian Telcom Holdco, Inc. (a)	1,296	$30,923
IDT Corporation - Class B	98,022	1,244,879
Inteliquent, Inc.	14,198	243,922
Intelsat S.A. (a)	5,462	18,243
Iridium Communications, Inc. (a)	12,979	90,334
Level 3 Communications, Inc. (a)	492	24,015
RADCOM Ltd. (a)	1,435	21,611
Verizon Communications, Inc.	133	6,646
Vonage Holdings Corporation (a)	119,263	611,819
Windstream Holdings, Inc.	449	2,591
		8,415,233
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. (a)	12,113	73,889
SBA Communications Corporation - Class A (a)	50	4,964
Shenandoah Telecommunications Company	39,730	912,995
Spōk Holdings, Inc.	11,076	199,479
Telephone and Data Systems, Inc. (b)	58,126	1,347,942
		2,539,269
Utilities - 0.9%
Electric Utilities - 0.1%
American Electric Power Company, Inc.	174	10,609
Edison International	359	22,186
El Paso Electric Company	3,795	155,329
Entergy Corporation	420	29,644
Exelon Corporation	350	10,349
FirstEnergy Corporation	1,236	40,862
Otter Tail Corporation	9,971	277,593
Pepco Holdings, Inc.	1,294	34,524
PNM Resources, Inc.	2,987	93,822
Unitil Corporation	479	18,561
		693,479
Gas Utilities - 0.1%
Chesapeake Utilities Corporation	3,027	190,610
National Fuel Gas Company	514	23,300
New Jersey Resources Corporation	13,386	471,455
Southwest Gas Corporation	2,874	169,077
UGI Corporation	556	18,904
		873,346
Independent Power and Renewable Electricity Producers - 0.5%
AES Corporation (The)	3,617	34,362
Atlantic Power Corporation	369,678	691,298
Calpine Corporation (a)	1,839	28,155
NRG Yield, Inc. - Class A	93,217	1,155,891
Pattern Energy Group, Inc.	32,673	619,153
Talen Energy Corporation (a)	112,729	806,012
TerraForm Global, Inc. - Class A	2,336	9,881
		3,344,752
Multi-Utilities - 0.1%
Black Hills Corporation (b)	11,939	588,354
CenterPoint Energy, Inc.	648	11,580
DTE Energy Company	158	13,431

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 94.5% (Continued)	Shares	Value
Utilities - 0.9% (Continued)
Multi-Utilities - 0.1% (Continued)
MDU Resources Group, Inc.	2,280	$38,486
PG&E Corporation	193	10,598
TECO Energy, Inc.	2,148	58,254
		720,703
Water Utilities - 0.1%
American States Water Company	4,582	208,023
Artesian Resources Corporation - Class A	375	11,367
California Water Service Group	1,857	46,592
Connecticut Water Service, Inc.	1,912	82,082
York Water Company (The)	448	11,948
		360,012

Total Common Stocks (Cost $661,146,958)		$636,800,587

INVESTMENT COMPANIES - 3.4%	Shares	Value
Aberdeen Asia-Pacific Income Fund, Inc.	34,761	$155,034
Aberdeen Australia Equity Fund, Inc.	918	4,654
Aberdeen Global Income Fund, Inc.	8,230	61,560
Adams Diversified Equity Fund	2,960	35,313
Adams Natural Resources Fund, Inc.	4,285	71,388
Advent/Claymore Convertible Securities & Income Fund	9,673	119,655
Advent/Claymore Convertible Securities & Income Fund II	17,432	90,298
Alliance California Municipal Income Fund, Inc.	4,597	66,381
AllianceBernstein National Municipal Income Fund, Inc.	4,501	63,374
AllianzGI Convertible & Income Fund	29,792	147,768
AllianzGI Convertible & Income Fund II	30,152	134,779
AllianzGI Diversified Income & Convertible Fund	7,360	120,704
AllianzGI Equity & Convertible Income Fund	3,721	63,145
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	15,168	174,432
Alpine Global Dynamic Dividend Fund	11,785	95,223
Alpine Global Premier Properties Fund	24,241	123,629
Alpine Total Dynamic Dividend Fund	7,801	55,543
Apollo Senior Floating Rate Fund, Inc.	7,166	103,549
Avenue Income Credit Strategies Fund	14,105	146,410
Babson Capital Global Short Duration High Yield Fund	2,448	38,017
Bancroft Fund Ltd.	645	10,945
BlackRock Corporate High Yield Fund, Inc.	1,664	15,991
BlackRock Credit Allocation Income Trust	3,113	38,134
BlackRock Debt Strategies Fund, Inc.	41,108	136,067
BlackRock Energy and Resources Trust	5,320	64,851
BlackRock Enhanced Capital and Income Fund, Inc.	120	1,552
BlackRock Enhanced Equity Dividend Trust	15,628	113,303
BlackRock Floating Rate Income Strategies Fund, Inc.	6,703	84,056
BlackRock Floating Rate Income Trust	4,422	53,727
BlackRock Global Opportunities Equity Trust	12,989	148,464
BlackRock Limited Duration Income Trust	2,761	38,792
BlackRock Long-Term Municipal Advantage Trust	6,985	81,236
BlackRock Multi-Sector Income Trust	1,440	22,176
BlackRock Muni Intermediate Duration Fund, Inc.	6,771	98,247
BlackRock Municipal 2020 Term Trust	1,582	25,233

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.4% (Continued)	Shares	Value
BlackRock Municipal Bond Investment Trust	87	$1,309
BlackRock Municipal Bond Trust	205	3,344
BlackRock Municipal Income Investment Quality Trust	2,251	33,765
BlackRock Municipal Income Investment Trust	1,461	21,258
BlackRock Municipal Income Quality Trust	712	10,538
BlackRock Municipal Target Term Trust	4,741	104,017
BlackRock MuniHoldings California Quality Fund, Inc.	2,876	43,284
BlackRock MuniHoldings Fund, Inc.	200	3,448
BlackRock MuniHoldings Investment Quality Fund	1,880	28,068
BlackRock MuniHoldings New Jersey Quality Fund, Inc.	6,837	99,068
BlackRock MuniHoldings New York Quality Fund, Inc.	3,443	50,337
BlackRock MuniHoldings Quality Fund II, Inc.	4,240	58,300
BlackRock MuniHoldings Quality Fund, Inc.	2,856	39,041
BlackRock MuniYield California Quality Fund, Inc.	264	4,161
BlackRock MuniYield Investment Quality Fund	1,333	19,208
BlackRock MuniYield Michigan Quality Fund, Inc.	7,559	107,338
BlackRock MuniYield New York Quality Fund, Inc.	4,249	57,914
BlackRock MuniYield Pennsylvania Quality Fund	294	4,416
BlackRock MuniYield Quality Fund, Inc.	1,037	16,613
BlackRock New Jersey Municipal Income Trust	2,178	32,953
BlackRock New York Municipal Income Quality Trust	4,651	63,440
BlackRock New York Municipal Income Trust II	1,084	17,301
BlackRock Resources & Commodities Strategy Trust	28,235	181,551
BlackRock Science & Technology Trust	1,790	28,515
BlackRock Utility and Infrastructure Trust	314	5,288
Blackstone/GSO Long-Short Credit Income Fund	3,601	46,165
Blackstone/GSO Senior Floating Rate Term Fund	3,028	42,695
Blackstone/GSO Strategic Credit Fund	6,378	82,276
Boulder Growth & Income Fund, Inc.	25,052	176,116
Brookfield Global Listed Infrastructure Income Fund, Inc.	15,798	165,247
Brookfield High Income Fund, Inc.	13,302	86,330
Brookfield Mortgage Opportunity Income Fund, Inc.	3,015	44,170
Calamos Convertible and High Income Fund	22,642	214,873
Calamos Convertible Opportunities and Income Fund	21,009	188,871
Calamos Dynamic Convertible & Income Fund	7,682	125,601
Calamos Global Dynamic Income Fund	15,369	100,052
Calamos Global Total Return Fund	4,637	48,874
Calamos Strategic Total Return Fund	23,572	209,555
CBRE Clarion Global Real Estate Income Fund	19,069	136,343
Central Fund of Canada Ltd.- Class A	3,892	41,761
China Fund, Inc. (The)	1,492	20,157
ClearBridge Energy MLP Fund, Inc.	9,085	114,744
ClearBridge Energy MLP Opportunity Fund, Inc.	8,572	88,549
ClearBridge Energy MLP Total Return Fund, Inc.	6,095	59,426
Clough Global Allocation Fund	14,390	168,795
Clough Global Equity Fund	12,926	142,186
Clough Global Opportunities Fund	11,325	106,455
Cohen & Steers Closed-End Opportunity Fund, Inc.	1,461	15,311
Cohen & Steers Global Income Builder, Inc.	10,276	88,579
Cohen & Steers Infrastructure Fund, Inc.	11,311	205,634
Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	14,141	110,158
Cohen & Steers Quality Income Realty Fund, Inc.	10,426	118,752

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.4% (Continued)	Shares	Value
Cohen & Steers REIT and Preferred Income Fund, Inc.	4,237	$74,783
Cohen & Steers Total Return Realty Fund, Inc.	891	10,585
Columbia Seligman Premium Technology Growth Fund, Inc.	1,993	32,805
Credit Suisse Asset Management Income Fund, Inc.	2,770	7,507
Credit Suisse High Yield Bond Fund	10,781	22,856
Cushing Renaissance Fund (The)	4,065	53,089
Cutwater Select Income Fund	1	9
Delaware Enhanced Global Dividend & Income Fund	11,850	102,147
Delaware Investments Minnesota Municipal Income Fund II, Inc.	4,512	61,634
Deutsche Multi-Market Income Trust	782	5,865
Diversified Real Asset Income Fund (The)	9,800	146,510
Dividend and Income Fund	13,915	141,516
Dreyfus High Yield Strategies Fund	6,777	19,653
Dreyfus Municipal Bond Infrastructure Fund, Inc.	6,069	77,380
Dreyfus Municipal Income, Inc.	2,437	23,030
Dreyfus Strategic Municipals, Inc.	4,943	42,856
DTF Tax-Free Income, Inc.	5,718	86,513
Duff & Phelps Global Utility Income Fund, Inc.	13,670	190,150
Duff & Phelps Select Energy MLP Fund, Inc.	16,724	81,111
Duff & Phelps Utility & Corporate Bond Trust, Inc.	132	1,220
Eagle Growth & Income Fund (The)	5,065	73,392
Eaton Vance California Municipal Income Trust	4,101	54,994
Eaton Vance Enhanced Equity Income Fund	846	10,355
Eaton Vance Floating-Rate Income Plus Fund	5,964	80,335
Eaton Vance Floating-Rate Income Trust	8,185	99,611
Eaton Vance Limited Duration Income Fund	4,575	56,410
Eaton Vance Municipal Bond Fund	4,583	60,358
Eaton Vance Municipal Bond Fund II	7,322	97,976
Eaton Vance Municipal Income 2028 Term Trust	6,104	115,793
Eaton Vance National Municipal Opportunities Trust	2,942	63,959
Eaton Vance New York Municipal Bond Fund	9,912	129,748
Eaton Vance Senior Floating-Rate Trust	6,299	75,966
Eaton Vance Senior Income Trust	16,766	91,542
Eaton Vance Short Duration Diversified Income Fund	2,741	35,743
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	8,852	110,650
Eaton Vance Tax-Advantaged Global Dividend Income Fund	7,199	101,722
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	100	1,976
Eaton Vance Tax-Managed Diversified Equity Income Fund	4,326	45,726
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	7,645	78,896
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	7,244	59,039
Ellsworth Growth and Income Fund Ltd.	5,348	38,613
Fiduciary/Claymore MLP Opportunity Fund	1,318	14,775
First Trust Dividend and Income Fund	1,388	10,715
First Trust Energy Infrastructure Fund	8,396	117,292
First Trust Enhanced Equity Income Fund	5,453	66,363
First Trust High Income Long/Short Fund	9,729	133,579
First Trust MLP and Energy Income Fund	20,663	237,211
First Trust New Opportunities MLP & Energy Fund	8,520	86,052
First Trust Senior Floating Rate Income Fund II	3,420	41,040
First Trust Strategic High Income Fund II	8,029	85,107

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.4% (Continued)	Shares	Value
First Trust/Aberdeen Emerging Opportunity Fund	2,028	$25,593
First Trust/Aberdeen Global Opportunity Fund	2,019	20,089
Franklin Universal Trust	6,690	37,471
Gabelli Dividend & Income Trust (The)	7,419	123,971
Gabelli Healthcare & WellnessRx Trust (The)	3,644	33,634
Gabelli Multimedia Trust, Inc.	8,298	57,422
GAMCO Global Gold Natural Resources & Income Trust	55,057	237,296
GAMCO Natural Resources, Gold & Income Trust	17,303	91,533
GDL Fund (The)	6,007	59,950
General American Investors Company, Inc.	3,107	88,705
Goldman Sachs MLP Income Opportunities Fund	11,711	84,670
Guggenheim Enhanced Equity Strategy Fund	1,662	23,983
Guggenheim Equal Weight Enhanced Equity Income Fund	745	11,011
Guggenheim Strategic Opportunities Fund	3,682	59,391
Herzfeld Caribbean Basin Fund, Inc. (The)	6,185	33,708
India Fund, Inc. (The)	1,743	37,579
Invesco California Value Municipal Income Trust	258	3,447
Invesco Dynamic Credit Opportunities Fund	7,734	78,655
Invesco Municipal Income Opportunities Trust	1,664	12,397
Invesco Municipal Opportunity Trust	6,162	82,817
Invesco Municipal Trust	4,043	52,721
Invesco Pennsylvania Value Municipal Income Trust	2,567	33,551
Invesco Quality Municipal Income Trust	7,230	93,773
Invesco Senior Income Trust	28,770	110,764
Invesco Trust for Investment Grade Municipals	460	6,284
Invesco Trust for Investment Grade New York Municipals	71	1,052
Invesco Value Municipal Income Trust	1	15
Ivy High Income Opportunity Fund	11,558	133,495
Japan Smaller Capitalization Fund, Inc.	4,709	44,924
John Hancock Financial Opportunities Fund	2,888	66,597
John Hancock Hedged Equity & Income Fund	2,415	33,544
John Hancock Investors Trust	2,069	29,152
John Hancock Premium Dividend Fund	3,970	55,580
John Hancock Tax-Advantaged Dividend Income Fund	4,360	90,339
Lazard Global Total Return & Income Fund, Inc.	8,047	94,552
Lazard World Dividend & Income Fund, Inc.	13,848	113,138
Legg Mason BW Global Income Opportunities Fund, Inc.	15,149	165,579
Liberty All-Star Equity Fund	6,018	28,465
Liberty All-Star Growth Fund, Inc.	3,230	12,758
LMP Capital and Income Fund, Inc.	9,826	111,427
LMP Corporate Loan Fund, Inc.	3,560	33,179
Macquarie Global Infrastructure Total Return Fund, Inc.	7,671	139,535
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund	4,807	54,800
Madison Covered Call & Equity Strategy Fund	15,286	108,225
Madison Strategic Sector Premium Fund	5,409	56,740
Managed Duration Investment Grade Municipal Fund	2,099	29,176
Mexico Fund, Inc. (The)	1,074	17,324
MFS High Yield Municipal Trust	264	1,228
MFS Municipal Income Trust	12,410	85,008
Miller/Howard High Dividend Fund	6,917	72,559
Morgan Stanley China A Share Fund, Inc.	17,051	270,940
Morgan Stanley Emerging Markets Debt Fund, Inc.	10,489	87,793

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.4% (Continued)	Shares	Value
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	19,055	$127,097
Morgan Stanley Emerging Markets Fund, Inc.	787	9,389
Morgan Stanley India Investment Fund, Inc.	2,987	70,404
Neuberger Berman High Yield Strategies Fund, Inc.	8,561	83,812
Neuberger Berman Intermediate Municipal Fund, Inc.	357	5,723
Neuberger Berman Real Estate Securities Income Fund, Inc.	1,834	8,620
New Germany Fund, Inc. (The)	453	5,971
Nuveen AMT-Free Municipal Income Fund	4,448	61,515
Nuveen AMT-Free Municipal Value Fund	3,271	57,766
Nuveen Build America Bond Fund	733	15,210
Nuveen Build America Bond Opportunity Fund	518	10,717
Nuveen California Dividend Advantage Municipal Fund 2	2,322	37,663
Nuveen California Dividend Advantage Municipal Fund 3	3,600	51,624
Nuveen California Select Tax-Free Income Portfolio	2,349	36,503
Nuveen Connecticut Premium Income Municipal Fund	11,474	147,326
Nuveen Credit Strategies Income Fund	16,579	124,508
Nuveen Diversified Dividend and Income Fund	6,928	70,873
Nuveen Dividend Advantage Municipal Fund	5,477	79,909
Nuveen Dividend Advantage Municipal Fund 2	7,195	103,536
Nuveen Dividend Advantage Municipal Fund 3	8,326	121,060
Nuveen Dividend Advantage Municipal Income Fund	6,294	92,648
Nuveen Dow 30sm Dynamic Overwrite Fund	6,732	89,132
Nuveen Flexible Investment Income Fund	1,077	15,293
Nuveen Floating Rate Income Fund	2,203	21,677
Nuveen Floating Rate Income Opportunity Fund	9,116	85,873
Nuveen Global Equity Income Fund	675	6,885
Nuveen Global High Income Fund	9,014	113,937
Nuveen Intermediate Duration Municipal Term Fund	5,550	72,261
Nuveen Intermediate Duration Quality Municipal Term Fund	2,973	39,035
Nuveen Investment Quality Municipal Fund, Inc.	3	47
Nuveen Maryland Premium Income Municipal Fund	13,210	169,352
Nuveen Massachusetts Premium Income Municipal Fund	469	6,580
Nuveen Michigan Quality Income Municipal Fund	12,713	174,422
Nuveen Municipal Advantage Fund, Inc.	5,804	81,198
Nuveen Municipal Income Fund, Inc.	1,263	15,042
Nuveen Municipal Market Opportunity Fund, Inc.	8,917	124,392
Nuveen Municipal Opportunity Fund, Inc.	1,685	24,635
Nuveen Municipal Value Fund, Inc.	5,405	55,563
Nuveen NASDAQ 100 Dynamic Overwrite Fund	3,563	62,103
Nuveen New Jersey Dividend Advantage Municipal Fund	12,022	165,182
Nuveen New York AMT-Free Municipal Income Fund	16,604	218,675
Nuveen New York Dividend Advantage Municipal Fund	6,309	89,525
Nuveen New York Municipal Value Fund, Inc.	2,454	24,393
Nuveen North Carolina Premium Income Municipal Fund	9,521	128,343
Nuveen Ohio Quality Income Municipal Fund	6,149	95,371
Nuveen Pennsylvania Investment Quality Municipal Fund	3,170	44,602
Nuveen Performance Plus Municipal Fund, Inc.	7,780	118,645
Nuveen Premier Municipal Income Fund, Inc.	5,352	74,339
Nuveen Premium Income Municipal Fund, Inc.	6,960	99,180
Nuveen Premium Income Municipal Fund 2, Inc.	11,010	159,097
Nuveen Premium Income Municipal Fund 4, Inc.	509	6,963
Nuveen Quality Income Municipal Fund, Inc.	7,580	109,152
Nuveen Quality Municipal Fund, Inc.	7,540	104,354

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.4% (Continued)	Shares	Value
Nuveen Real Asset Income and Growth Fund	11,454	$163,334
Nuveen Real Estate Income Fund	3,086	30,613
Nuveen S&P 500 Buy-Write Income Fund	1,966	23,985
Nuveen Select Maturities Municipal Fund	2,564	26,230
Nuveen Select Quality Municipal Fund, Inc.	10,766	152,877
Nuveen Select Tax-Free Income Portfolio	5,978	85,605
Nuveen Select Tax-Free Income Portfolio 2	3,721	51,610
Nuveen Select Tax-Free Income Portfolio 3	5,169	75,416
Nuveen Senior Income Fund	9,097	50,670
Nuveen Short Duration Credit Opportunities Fund	2,557	36,821
Nuveen Tax-Advantaged Dividend Growth Fund	3,052	40,012
Nuveen Texas Quality Income Municipal Fund	2,346	33,665
Nuveen Virginia Premium Income Municipal Fund	1,034	14,693
PCM Fund, Inc.	841	7,527
PIMCO Dynamic Credit Income Fund	7,495	131,013
PIMCO Income Opportunity Fund	2,744	55,648
PIMCO Income Strategy Fund	4,133	38,396
PIMCO Income Strategy Fund II	6,361	53,496
PIMCO New York Municipal Income Fund	1,750	21,297
Pioneer Floating Rate Trust	5,815	61,116
Pioneer Municipal High Income Trust	4,699	62,403
Principal Real Estate Income Fund	7,379	114,817
Prudential Global Short Duration High Yield Fund, Inc.	718	10,045
Putnam High Income Securities Fund	5,467	37,832
Putnam Managed Municipal Income Trust	14,827	110,165
Putnam Municipal Opportunities Trust	5,330	66,625
RMR Real Estate Income Fund	5,539	97,211
Royce Global Value Trust, Inc.	16,013	106,807
Royce Micro-Cap Trust, Inc.	14,731	96,930
Royce Value Trust, Inc.	15,365	160,872
Salient Midstream & MLP Fund	16,845	140,656
Sprott Focus Trust, Inc.	19,073	101,278
Stone Harbor Emerging Markets Income Fund	5,280	57,816
Stone Harbor Emerging Markets Total Income Fund	12,468	128,545
Swiss Helvetia Fund, Inc. (The)	121	1,199
Tekla Healthcare Investors	5,796	138,119
Tekla Healthcare Opportunities Fund	2,092	32,970
Tekla Life Sciences Investors	1,506	27,349
Tekla World Healthcare Fund	11,749	159,786
Templeton Dragon Fund, Inc.	522	8,253
Templeton Emerging Markets Income Fund	15,567	147,886
Templeton Global Income Fund	7,180	44,947
THL Credit Senior Loan Fund	4,283	63,774
Tortoise Energy Independence Fund, Inc.	12,584	130,622
Tortoise Energy Infrastructure Corporation	53	1,290
Tortoise MLP Fund, Inc.	1,713	25,815
Tortoise Pipeline & Energy Fund, Inc.	6,273	83,431
Tortoise Power and Energy Infrastructure Fund, Inc.	2,959	45,302
Tri-Continental Corporation	2,555	47,753
Virtus Global Multi-Sector Income Fund	6,729	88,083
Virtus Total Return Fund	26,931	94,528

TFS MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

INVESTMENT COMPANIES - 3.4% (Continued)	Shares	Value
Voya Asia Pacific High Dividend Equity Income Fund	2,617	$22,009
Voya Emerging Markets High Income Dividend Equity Fund	7,453	50,308
Voya Global Advantage and Premium Opportunity Fund	6,402	62,483
Voya Global Equity Dividend and Premium Opportunity Fund	17,909	117,304
Voya Infrastructure, Industrials and Materials Fund	8,769	101,457
Voya International High Dividend Equity Income Fund	3,166	18,774
Voya Natural Resources Equity Income Fund	15,723	81,288
Voya Prime Rate Trust	20,752	99,817
Wells Fargo Global Dividend Opportunity Fund	18,624	107,647
Wells Fargo Income Opportunities Fund	6,477	45,857
Wells Fargo Multi-Sector Income Fund	6,350	69,596
Western Asset Emerging Markets Debt Fund, Inc.	9,588	126,657
Western Asset Emerging Markets Income Fund, Inc.	15,374	146,822
Western Asset Global High Income Fund, Inc.	12,103	100,334
Western Asset Global Partners Income Fund, Inc.	14,373	107,223
Western Asset High Income Fund II, Inc.	3,232	19,424
Western Asset High Income Opportunity Fund, Inc.	10,851	48,395
Western Asset Managed High Income Fund, Inc.	17,927	77,624
Western Asset Municipal Partners Fund, Inc.	3,820	61,311
Western Asset Worldwide Income Fund, Inc.	10,685	103,538
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	3,491	36,271
Western Asset/Claymore Inflation-Linked Securities & Income Fund	8,226	86,949
Zweig Total Return Fund, Inc. (The)	2,022	23,071
Total Investment Companies (Cost $22,434,931)		$22,897,890

WARRANTS – 0.0% (c)	Shares	Value
Imperial Holdings, Inc. (Cost $0) (a) (e)	1,663	$0

MONEY MARKET FUNDS - 2.2%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 0.18% (d)	12,108,372	$12,108,372
UMB Money Market Fiduciary, 0.01% (b) (d)	2,878,706	2,878,706
Total Money Market Funds (Cost $14,987,078)		$14,987,078

Total Investments at Value - 100.1% (Cost $698,568,967)		$674,685,555
Liabilities in Excess of Other Assets (f) – (0.1%)		(961,407)

Net Assets - 100.0%		$673,724,148

(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Percentage rounds to less than 0.1%.
(d)	The rate shown is the 7-day effective yield as of January 31, 2016.
(e)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at January 31, 2016, representing 0.0% of net assets.
(f)	Includes cash held as margin deposits for open short positions and futures contracts.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
January 31, 2016 (Unaudited)

COMMON STOCKS - 85.0%	Shares	Value
Consumer Discretionary - 15.2%
Auto Components - 1.0%
Ballard Power Systems, Inc.	180,821	$240,492
BorgWarner, Inc.	1,004	29,478
Cooper-Standard Holding, Inc.	26	1,801
Delphi Automotive plc	328	21,300
Dorman Products, Inc.	56,154	2,431,468
Drew Industries, Inc.	23,849	1,368,933
Fox Factory Holding Corporation	96,461	1,426,658
Gentex Corporation	2,689	36,812
Spartan Motors, Inc.	9,625	27,913
Strattec Security Corporation	30,591	1,467,450
		7,052,305
Automobiles - 0.1%
Kandi Technologies Group, Inc.	33,622	264,941
Tesla Motors, Inc.	322	61,567
Winnebago Industries, Inc.	8,879	156,359
		482,867
Diversified Consumer Services - 0.9%
2U, Inc.	98,690	1,992,551
Apollo Education Group, Inc.	2,426	19,263
Bridgepoint Education, Inc.	6,717	45,004
Carriage Services, Inc.	6,244	138,554
DeVry Education Group, Inc.	27,509	547,429
H&R Block, Inc.	1,279	43,550
ITT Educational Services, Inc.	159,758	432,944
LifeLock, Inc.	67,660	810,567
Weight Watchers International, Inc.	145,539	1,846,890
		5,876,752
Hotels, Restaurants & Leisure - 3.3%
Amaya, Inc.	3,206	33,855
Arcos Dorados Holdings, Inc. - Class A	1,317	3,767
Bob Evans Farms, Inc.	333	13,633
Bojangles', Inc.	4	58
Chipotle Mexican Grill, Inc.	127	57,527
Choice Hotels International, Inc.	21,336	932,810
Chuy's Holdings, Inc.	1,128	38,566
Cracker Barrel Old Country Store, Inc.	1,504	197,370
Del Frisco's Restaurant Group, Inc.	3,492	55,313
Del Taco Restaurants, Inc.	5,555	53,717
DineEquity, Inc.	13,817	1,173,340
Domino's Pizza, Inc.	276	31,445
Dunkin' Brands Group, Inc.	1,049	41,289
El Pollo Loco Holdings, Inc.	17,995	218,099
Empire Resorts, Inc.	38,347	560,250
Fiesta Restaurant Group, Inc.	167	6,079
Fogo De Chao, Inc.	5,500	78,320
Habit Restaurants, Inc. (The) - Class A	76,309	1,566,624
Jamba, Inc.	203,817	2,637,392
Kona Grill, Inc.	121,099	1,969,070
Las Vegas Sands Corporation	592	26,699
Noodles & Company	160,508	1,932,516

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Consumer Discretionary - 15.2% (Continued)
Hotels, Restaurants & Leisure - 3.3% (Continued)
Norwegian Cruise Line Holdings Ltd.	347	$15,743
Panera Bread Company - Class A	67	12,998
Papa Murphy's Holdings, Inc.	182,724	1,734,051
Penn National Gaming, Inc.	1,107	15,642
Popeyes Louisiana Kitchen, Inc.	5,156	317,764
Potbelly Corporation	11,889	127,212
SeaWorld Entertainment, Inc.	5,016	95,605
Shake Shack, Inc. - Class A	67,405	2,330,865
Sonic Corporation	47,803	1,404,452
Starbucks Corporation	423	25,706
Wendy's Company (The)	19,942	204,007
Wingstop, Inc.	64,033	1,553,440
Wynn Resorts Ltd.	703	47,340
Zoe's Kitchen, Inc.	105,298	2,925,178
		22,437,742
Household Durables - 1.7%
Century Communities, Inc.	18,796	277,993
Ethan Allen Interiors, Inc.	32,882	877,950
GoPro, Inc. - Class A	238,001	2,725,112
Green Brick Partners, Inc.	111,850	657,678
Harman International Industries, Inc.	244	18,151
Hooker Furniture Corporation	37	1,062
iRobot Corporation	45,001	1,526,884
Jarden Corporation	385	20,424
La-Z-Boy, Inc.	6,241	133,807
Lennar Corporation - Class A	369	15,553
LGI Homes, Inc.	83,635	1,836,625
MDC Holdings, Inc.	19,916	433,372
PulteGroup, Inc.	720	12,067
Skullcandy, Inc.	65,207	207,358
SodaStream International Ltd.	8,473	117,605
Tupperware Brands Corporation	5,317	246,868
Turtle Beach Corporation	15,920	21,174
Vuzix Corporation	22,899	130,753
William Lyon Homes - Class A	172,716	1,875,696
		11,136,132
Internet & Catalog Retail - 1.1%
1-800-FLOWERS.COM, Inc. - Class A	155,223	1,102,859
Etsy, Inc.	294,453	2,284,955
Expedia, Inc.	173	17,480
FTD Companies, Inc.	6,850	169,195
Groupon, Inc.	128,862	350,505
Lands' End, Inc.	121,787	2,652,521
MakeMyTrip Ltd.	1,594	29,712
Netflix, Inc.	554	50,879
PetMed Express, Inc.	18,583	334,866
Shutterfly, Inc.	7,506	312,625
TripAdvisor, Inc.	585	39,055
Wayfair, Inc. - Class A	4,784	216,237
		7,560,889

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Consumer Discretionary - 15.2% (Continued)
Leisure Products - 0.2%
Hasbro, Inc.	446	$33,129
JAKKS Pacific, Inc.	32,545	242,460
Mattel, Inc.	1,260	34,763
Smith & Wesson Holding Corporation	20,094	433,227
Sturm Ruger & Company, Inc.	13,771	810,423
		1,554,002
Media - 2.0%
AMC Networks, Inc. - Class A	147	10,700
Cablevision Systems Corporation – Class A	585	18,667
CBS Corporation - Class B	358	17,005
Charter Communications, Inc. - Class A	90	15,422
Crown Media Holdings, Inc. – Class A	34,711	155,852
Discovery Communications, Inc. - Series A	933	25,742
DreamWorks Animation SKG, Inc. - Class A	20,521	526,159
Eros International plc	101,770	894,558
IDI, Inc.	12,912	63,269
IMAX Corporation	51,694	1,605,616
Lions Gate Entertainment Corporation	1,056	27,614
MDC Partners, Inc. - Class A	73,388	1,434,002
Media General, Inc.	145,644	2,365,259
Meredith Corporation	6,184	261,645
Omnicom Group, Inc.	92	6,748
Pandora Media, Inc.	150,357	1,461,470
Regal Entertainment Group - Class A	109,248	1,884,528
Rentrak Corporation	31,287	1,391,333
Scripps Networks Interactive, Inc. - Class A	429	26,156
Sirius XM Holdings, Inc.	6,374	23,584
Thomson Reuters Corporation	384	14,362
Walt Disney Company (The)	465	44,556
World Wrestling Entertainment, Inc. - Class A	56,256	1,006,982
		13,281,229
Multiline Retail - 0.2%
Big Lots, Inc.	2,476	96,019
Bon-Ton Stores, Inc. (The)	67,742	115,161
Dillard's, Inc. - Class A	2,479	174,546
Dollar Tree, Inc.	521	42,368
J. C. Penney Company, Inc.	52,618	382,007
Kohl's Corporation	217	10,796
Ross Stores, Inc.	382	21,491
Sears Holdings Corporation	34,266	580,809
Tuesday Morning Corporation	14,068	78,359
		1,501,556
Specialty Retail - 3.4%
Abercrombie & Fitch Company - Class A	3,707	97,272
American Eagle Outfitters, Inc.	713	10,438
Ascena Retail Group, Inc.	217,998	1,608,825
AutoZone, Inc.	7	5,372
Bed Bath & Beyond, Inc.	99	4,274
Best Buy Company, Inc.	237	6,619
Boot Barn Holdings, Inc.	308,310	1,874,525
Buckle, Inc. (The)	90,662	2,576,614

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Consumer Discretionary - 15.2% (Continued)
Specialty Retail - 3.4% (Continued)
Build-A-Bear Workshop, Inc.	55,147	$721,323
Cabela's, Inc.	3,771	158,646
CarMax, Inc.	480	21,206
Children's Place, Inc. (The)	274	17,837
Christopher & Banks Corporation	8,489	14,686
Conn's, Inc.	175,094	2,157,158
Container Store Group, Inc. (The)	215,283	930,023
DavidsTea, Inc.	8,557	79,580
Destination XL Group, Inc.	45	193
DSW, Inc. - Class A	1,534	36,831
Finish Line, Inc. (The) - Class A	733	13,883
Five Below, Inc.	61,586	2,169,675
Francesca's Holdings Corporation	495	9,024
GameStop Corporation - Class A	67,305	1,764,064
Gap, Inc. (The)	623	15,401
hhgregg, Inc.	7,736	14,080
Hibbett Sports, Inc.	23,274	748,492
L Brands, Inc.	174	16,730
Lumber Liquidators Holdings, Inc.	20,232	261,195
Mattress Firm Holding Corporation	4,576	167,024
Monro Muffler Brake, Inc.	13,424	882,628
Party City Holdco, Inc.	133,073	1,281,493
Restoration Hardware Holdings, Inc.	1,481	91,259
Sportman's Warehouse Holdings, Inc.	1,999	26,207
Stage Stores, Inc.	129,026	1,070,916
Stein Mart, Inc.	155,173	1,142,073
Tile Shop Holdings, Inc.	37,347	564,313
Ulta Salon Cosmetics & Fragrance, Inc.	147	26,632
Vitamin Shoppe, Inc.	5,027	152,972
Zumiez, Inc.	106,683	1,932,029
		22,671,512
Textiles, Apparel & Luxury Goods - 1.3%
Cherokee, Inc.	1,632	26,732
Coach, Inc.	336	12,449
Crocs, Inc.	2,805	25,834
Culp, Inc.	32	810
Deckers Outdoor Corporation	52,709	2,606,987
Fossil Group, Inc.	59,346	1,934,680
Iconix Brand Group, Inc.	92,168	611,996
lululemon athletica, Inc.	1,293	80,257
Sequential Brands Group, Inc.	14,258	91,822
Skechers U.S.A., Inc. - Class A	1,328	37,436
Steven Madden Ltd.	38,248	1,235,028
Tumi Holdings, Inc.	73,870	1,277,212
Under Armour, Inc. - Class A	873	74,580
Vera Bradley, Inc.	66,163	977,889
		8,993,712
Consumer Staples - 2.9%
Beverages - 0.0% (a)
Brown-Forman Corporation - Class B	336	32,874
Dr Pepper Snapple Group, Inc.	156	14,639

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Consumer Staples - 2.9% (Continued)
Beverages - 0.0% (a)(Continued)
Monster Beverage Corporation	48	$6,482
National Beverage Corporation	3	124
		54,119
Food & Staples Retailing - 0.7%
Chefs' Warehouse, Inc. (The)	9,874	129,843
Diplomat Pharmacy, Inc.	32,031	871,563
Fresh Market, Inc. (The)	6,962	133,392
Natural Grocers by Vitamin Cottage, Inc.	118,443	2,133,158
PriceSmart, Inc.	10,989	841,318
Sprouts Farmers Market, Inc.	656	14,957
SUPERVALU, Inc.	86,227	392,333
Wal-Mart Stores, Inc.	76	5,043
Whole Foods Market, Inc.	1,447	42,412
		4,564,019
Food Products - 1.3%
Alico, Inc.	18,345	557,138
Amira Nature Foods Ltd.	44,960	456,344
Cal-Maine Foods, Inc.	17,063	861,170
Campbell Soup Company	73	4,118
Freshpet, Inc.	335,087	1,990,417
Hain Celestial Group, Inc. (The)	145	5,275
Hershey Company (The)	165	14,538
Hormel Foods Corporation	316	25,409
Inventure Foods, Inc.	258,618	1,453,433
Keurig Green Mountain, Inc.	352	31,416
Kraft Heinz Company (The)	360	28,102
Limoneira Company	21,851	274,886
Mead Johnson Nutrition Company	278	20,152
Mondelēz International, Inc. - Class A	81	3,491
Pilgrim's Pride Corporation	1,850	41,033
Sanderson Farms, Inc.	30,896	2,509,373
Tootsie Roll Industries, Inc.	3,121	102,431
		8,378,726
Household Products - 0.3%
Church & Dwight Company, Inc.	113	9,492
Clorox Company (The)	149	19,228
Energizer Holdings, Inc.	28,138	901,542
Orchids Paper Products Company	27,924	823,758
		1,754,020
Personal Products - 0.6%
22nd Century Group, Inc.	39,296	49,120
China-Biotics, Inc. (b)	535,616	0
Elizabeth Arden, Inc.	233,075	1,864,600
Herbalife Ltd.	1,474	68,114
Natural Health Trends Corporation	97,794	1,950,990
Nu Skin Enterprises, Inc. - Class A	3,109	98,400
Revlon, Inc. – Class A	6,506	193,423
		4,224,647
Tobacco - 0.0% (a)
Reynolds American, Inc.	627	31,318
Universal Corporation	3,338	182,689
		214,007

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Energy - 5.6%
Energy Equipment & Services - 2.0%
Aspen Aerogels, Inc.	3,088	$13,464
Atwood Oceanics, Inc.	31,168	191,060
Basic Energy Services, Inc.	108,604	249,789
Bristow Group, Inc.	6,406	149,003
C&J Energy Services Ltd.	331,619	815,783
CARBO Ceramics, Inc.	150,366	2,488,557
Diamond Offshore Drilling, Inc.	6,591	122,527
Era Group, Inc.	13,770	126,409
Fairmount Santrol Holdings, Inc.	81,277	199,129
Frank's International N.V.	32,973	482,395
Geospace Technologies Corporation	159,157	1,720,487
Gulf Island Fabrication, Inc.	7,569	66,002
Gulfmark Offshore, Inc. - Class A	113,662	430,779
Helix Energy Solutions Group, Inc.	5,555	22,387
Helmerich & Payne, Inc.	859	43,637
Hornbeck Offshore Services, Inc.	157,520	1,280,638
Mitcham Industries, Inc.	3,154	8,610
Natural Gas Services Group, Inc.	895	16,933
Noble Corporation plc	17,483	136,192
Patterson-UTI Energy, Inc.	600	8,628
RPC, Inc.	5,765	71,889
SEACOR Holdings, Inc.	23,526	1,082,431
Seadrill Ltd.	361,951	749,238
Synthesis Energy Systems, Inc.	39,031	24,980
Tesco Corporation	14,217	96,676
Tidewater, Inc.	164,486	873,421
Transocean Ltd.	4,152	43,264
US Silica Holdings, Inc.	98,502	1,837,062
Weatherford International plc	2,055	13,851
		13,365,221
Oil, Gas & Consumable Fuels - 3.6%
Abraxas Petroleum Corporation	112,771	128,559
Advantage Oil & Gas Ltd.	8,071	44,068
Antero Resources Corporation	1,705	46,325
Approach Resources, Inc.	92,920	119,867
Baytex Energy Corporation	14,423	30,577
Bellatrix Exploration Ltd.	57,374	71,717
Bill Barrett Corporation	21,169	78,325
Black Stone Minerals, L.P.	2,245	30,891
Bonanza Creek Energy, Inc.	9,525	27,146
Cabot Oil & Gas Corporation	1,034	21,455
Callon Petroleum Company	11,802	80,844
Cheniere Energy, Inc.	769	23,108
Chesapeake Energy Corporation	703,210	2,383,882
Chevron Corporation	181	15,651
Clayton Williams Energy, Inc.	4,793	82,344
Clean Energy Fuels Corporation	140,414	376,309
Cobalt International Energy, Inc.	45,935	174,094
Comstock Resources, Inc.	137,428	240,499
ConocoPhillips	112	4,377
CONSOL Energy, Inc.	326,715	2,594,117

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Energy - 5.6% (Continued)
Oil, Gas & Consumable Fuels - 3.6% (Continued)
Continental Resources, Inc.	823	$17,374
Dorian LPG Ltd.	26,302	278,275
Eclipse Resources Corporation	326,521	395,090
Enbridge Energy Management, LLC	1	21
Energy XXI (Bermuda) Ltd.	271,244	235,196
EnLink Midstream, LLC	1,490	18,848
EP Energy Corporation - Class A	5,760	21,542
Erin Energy Corporation	5,090	13,488
EXCO Resources, Inc.	626,465	745,493
Exxon Mobil Corporation	562	43,752
Gastar Exploration, Inc.	38,667	46,014
Golar LNG Ltd.	7,945	147,936
Green Plain Partners, L.P.	1,200	17,532
Green Plains, Inc.	11,353	215,139
Halcon Resources Corporation	227,667	125,217
Jones Energy, Inc. - Class A	4,544	9,588
Kosmos Energy Ltd.	7,337	33,530
Laredo Petroleum, Inc.	172,880	1,341,549
LinnCo, LLC	168,389	166,739
Lucas Energy, Inc.	31,627	105,950
Matador Resources Company	119	1,908
Memorial Resource Development Corporation	335	5,330
Nordic American Offshore Ltd.	123,355	499,588
Nordic American Tankers Ltd.	105,835	1,345,163
Northern Oil & Gas, Inc.	180,573	595,891
Oasis Petroleum, Inc.	320,633	1,715,387
Occidental Petroleum Corporation	73	5,025
Pacific Ethanol, Inc.	184,282	643,144
Panhandle Oil & Gas, Inc. - Class A	567	8,182
Peabody Energy Corporation	75,899	337,750
Pioneer Natural Resources Company	145	17,973
Range Resources Corporation	684	20,219
Renewable Energy Group, Inc.	3,014	20,887
REX American Resources Corporation	22,055	1,178,399
Rex Energy Corporation	170,741	126,895
Ring Energy, Inc.	17,129	94,723
RSP Permian, Inc.	3,098	72,958
Sanchez Energy Corporation	66,563	240,958
Seventy Seven Energy, Inc.	7,811	3,348
SM Energy Company	5,770	80,665
Solazyme, Inc.	1,441,248	2,378,059
Southwestern Energy Company	220,700	1,962,023
Stone Energy Corporation	34,613	106,608
Synergy Resources Corporation	158,460	1,004,636
Ultra Petroleum Corporation	265,665	600,403
Uranium Energy Corporation	74,066	70,777
W&T Offshore, Inc.	48,216	94,021
Westmoreland Coal Company	23,457	130,890
Whiting Petroleum Corporation	20,123	147,904
WPX Energy, Inc.	92,136	499,377
		24,561,519

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Financials - 9.3%
Banks - 3.0%
Ameris Bancorp	1,260	$36,452
Banco Latinoamericano de Comericio Exterior S.A.	49,160	1,146,411
Bancorp, Inc. (The)	94,042	423,189
Bank of Hawaii Corporation	13,903	833,207
Bank of Marin Bancorp	738	39,837
BBCN Bancorp, Inc.	11	167
BNC Bancorp	2,306	53,545
BOK Financial Corporation	640	32,006
Bridge Bancorp, Inc.	15,572	453,301
Bryn Mawr Bank Corporation	27,436	719,646
Camden National Corporation	658	27,616
Capital Bank Financial Corporation - Class A	7,501	228,406
Carolina Financial Corporation	32	546
Cascade Bancorp	1,317	7,112
Central Pacific Financial Corporation	10,737	224,940
City Holding Company	24,952	1,109,366
Community Bank System, Inc.	26,174	985,189
ConnectOne Bancorp, Inc.	51,443	855,497
CU Bancorp	35	800
Cullen/Frost Bankers, Inc.	578	27,663
Customers Bancorp, Inc.	11,790	295,929
Eagle Bancorp, Inc.	5,399	255,049
Enterprise Financial Services Corporation	8,805	249,974
Farmers Capital Bank Corporation	1,672	45,127
Financial Institutions, Inc.	8,358	229,427
First Busey Corporation	6,273	115,611
First Business Financial Services, Inc.	898	20,618
First Community Bancshares, Inc.	813	15,081
First Financial Bankshares, Inc.	71,024	1,855,147
First Merchants Corporation	147	3,360
First NBC Bank Holding Company	10,938	343,344
First Niagara Financial Group, Inc.	3,533	34,588
FNB Corporation	50,245	605,452
German American Bancorp, Inc.	4,427	140,867
Hancock Holding Company	58,381	1,398,809
Heritage Financial Corporation	2,072	37,524
Hilltop Holdings, Inc.	10,904	174,137
Investors Bancorp, Inc.	3,418	39,956
Lakeland Bancorp, Inc.	80,535	902,797
Lakeland Financial Corporation	335	14,670
LegacyTexas Financial Group, Inc.	9,384	183,270
Live Oak Bancshares, Inc.	3,497	49,797
NewBridge Bancorp	78,165	884,828
OFG Bancorp	99,076	556,807
Old National Bancorp	13,915	171,433
Pacific Continental Corporation	4,469	72,130
Pacific Premier Bancorp, Inc.	1,870	38,391
Park National Corporation	8,966	789,994
Park Sterling Corporation	44,625	326,655
Penns Woods Bancorp, Inc.	400	15,736

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Financials - 9.3% (Continued)
Banks - 3.0% (Continued)
Pinnacle Financial Partners, Inc.	4,261	$212,411
PrivateBancorp, Inc.	282	10,612
Sandy Spring Bancorp, Inc.	222	5,905
ServisFirst Bancshares, Inc.	10	401
Southside Bancshares, Inc.	7,133	160,707
Sterling Bancorp	12,318	193,516
Sun Bancorp, Inc.	660	13,847
Texas Capital Bancshares, Inc.	15,619	557,598
Tompkins Financial Corporation	1,058	59,269
TriState Capital Holdings, Inc.	3,871	46,065
Triumph Bancorp, Inc.	1,121	15,840
UMB Financial Corporation	3,086	144,733
Valley National Bancorp	29,165	256,652
Washington Trust Bancorp, Inc.	110	4,341
WesBanco, Inc.	348	10,099
Westamerica Bancorporation	31,569	1,378,618
Yadkin Financial Corporation	7,363	171,116
		20,313,134
Capital Markets - 0.8%
Artisan Partners Asset Management, Inc. - Class A	35,068	1,097,628
Calamos Asset Management, Inc. - Class A	56,514	541,969
Cowen Group, Inc. - Class A	117,964	337,377
Diamond Hill Investment Group, Inc.	30	5,071
Eaton Vance Corporation	441	12,639
Fidus Investment Corporation	5,361	71,409
Financial Engines, Inc.	4,909	132,396
FS Investment Corporation	6,208	50,223
FXCM, Inc. - Class A	14,002	162,983
Garrison Capital, Inc.	265	3,090
Gladstone Capital Corporation	7,353	44,486
Gladstone Investment Corporation	8,265	60,004
Goldman Sachs Group, Inc. (The)	60	9,694
Greenhill & Company, Inc.	9,166	217,967
GSV Capital Corporation	298	1,812
HFF, Inc. - Class A	1,019	29,113
Houlihan Lokey, Inc.	2,551	61,607
Investment Technology Group, Inc.	18,692	321,689
KCAP Financial, Inc.	215	712
KCG Holdings, Inc. - Class A	1,547	15,810
Ladenburg Thalmann Financial Services, Inc.	50,186	117,937
LPL Financial Holdings, Inc.	1,475	44,870
Main Street Capital Corporation	4,129	119,287
Manning & Napier, Inc.	34,934	287,856
MVC Capital, Inc.	1,395	10,323
OHA Investment Corporation	3,090	11,000
PJT Partners, Inc. - Class A	1,849	47,741
Prospect Capital Corporation	5,215	31,655
Safeguard Scientifics, Inc.	35,950	467,350
Stellus Capital Investment Corporation	2,756	24,639
Triangle Capital Corporation	883	15,832
Virtus Investment Partners, Inc.	1,947	171,336

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Financials - 9.3% (Continued)
Capital Markets - 0.8% (Continued)
Waddell & Reed Financial, Inc. - Class A	21,082	$578,490
		5,105,995
Consumer Finance - 0.6%
Atlanticus Holdings Corporation	31,353	95,000
Credit Acceptance Corporation	1,017	182,002
Emergent Capital, Inc.	18,994	83,574
Encore Capital Group, Inc.	77,164	1,768,599
EZCORP, Inc. - Class A	26,976	82,007
First Cash Financial Services, Inc.	681	24,175
PRA Group, Inc.	3,051	90,767
SLM Corporation	237	1,517
World Acceptance Corporation	62,286	1,802,557
		4,130,198
Diversified Financial Services - 0.2%
CME Group, Inc.	343	30,818
FNFV Group	472	4,427
Medallion Financial Corporation	65,842	439,825
Moody's Corporation	166	14,797
On Deck Capital, Inc.	36,191	286,633
PICO Holdings, Inc.	19,915	174,854
Resource America, Inc. – Class A	78,121	340,608
		1,291,962
Insurance - 1.8%
Allied World Assurance Company Holdings, AG	83	3,037
Ambac Financial Group, Inc.	75,782	1,063,979
American Equity Investment Life Holding Company	49,711	904,243
Assured Guaranty Ltd.	181	4,304
Baldwin & Lyons, Inc. – Class B	951	23,518
Berkshire Hathaway, Inc. - Class B	30	3,893
Brown & Brown, Inc.	739	22,355
Chubb Ltd.	230	26,006
Citizens, Inc.	280,833	1,819,798
Enstar Group Ltd.	1,262	201,352
Everest Re Group Ltd.	26	4,653
Federated National Holding Company	5,845	144,605
Fidelity & Guaranty Life	3,127	78,331
Greenlight Capital Re Ltd. - Class A	721	14,002
HCI Group, Inc.	38,956	1,295,287
Heritage Insurance Holdings, Inc.	878	17,402
Horace Mann Educators Corporation	3,013	92,559
Loews Corporation	560	20,726
MBIA, Inc.	187,704	1,250,109
Mercury General Corporation	21,221	985,291
National Interstate Corporation	542	13,295
OneBeacon Insurance Group Ltd. - Class A	19,024	244,268
Patriot National, Inc.	196,942	1,305,726
Primerica, Inc.	16,920	761,569
Principal Financial Group, Inc.	180	6,840
Progressive Corporation (The)	113	3,531
Safety Insurance Group, Inc.	440	24,825
StanCorp Financial Group, Inc.	303	34,742

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Financials - 9.3% (Continued)
Insurance - 1.8% (Continued)
State Auto Financial Corporation	1,061	$23,162
State National Companies, Inc.	1,967	19,375
Sun Life Financial, Inc.	44	1,254
Third Point Reinsurance Ltd.	15,251	177,674
Universal Insurance Holdings, Inc.	85,730	1,606,580
WMIH Corporation	169	409
		12,198,700
Real Estate Investment Trusts (REIT) - 1.8%
Acadia Realty Trust	8,870	302,467
Agree Realty Corporation	7,125	263,055
American Campus Communities, Inc.	4,195	177,029
American Residential Properties, Inc.	6,181	104,706
Brixmor Property Group, Inc.	751	19,992
Campus Crest Communities, Inc.	33,802	233,910
Cedar Realty Trust, Inc.	3,069	21,667
City Office REIT, Inc.	16,256	191,008
CorEnergy Infrastructure Trust, Inc.	18,587	293,675
CoreSite Realty Corporation	3,633	233,021
CubeSmart	142	4,443
CyrusOne, Inc.	5,293	195,047
DCT Industrial Trust, Inc.	1,786	63,921
DDR Corporation	3,666	62,725
Digital Realty Trust, Inc.	1,642	131,491
Douglas Emmett, Inc.	3,127	92,497
Duke Realty Corporation	18,849	379,430
DuPont Fabros Technology, Inc.	1,614	53,536
EastGroup Properties, Inc.	172	9,183
Education Realty Trust, Inc.	6,999	273,521
EPR Properties	2,479	148,616
Equity Commonwealth	4,848	130,363
Equity LifeStyle Properties, Inc.	3,542	233,489
Equity One, Inc.	11,728	325,100
Extra Space Storage, Inc.	1,584	143,653
Federal Realty Investment Trust	1,909	287,934
General Growth Properties, Inc.	7,550	211,702
Gladstone Commercial Corporation	2,473	35,364
Healthcare Realty Trust, Inc.	5,760	167,270
Healthcare Trust of America, Inc. - Class A	3,319	93,065
Independence Realty Trust, Inc.	17,471	118,978
Inland Real Estate Corporation	14,517	155,477
Investors Real Estate Trust	12,636	82,387
Iron Mountain, Inc.	2,840	78,214
Kilroy Realty Corporation	1,704	95,202
Kimco Realty Corporation	11,571	314,615
Kite Realty Group Trust	4,923	130,460
LTC Properties, Inc.	5,168	230,131
Macerich Company (The)	1,250	97,462
Monmouth Real Estate Investment Corporation	11,649	119,752
National Health Investors, Inc.	624	37,864
National Retail Properties, Inc.	5,670	243,470
New Senior Investment Group, Inc.	14,999	137,841

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Financials - 9.3% (Continued)
Real Estate Investment Trusts (REIT) - 1.8% (Continued)
New York REIT, Inc.	325	$3,341
Physicians Realty Trust	13,240	226,007
Preferred Apartment Communities, Inc. - Class A	12,327	148,540
Public Storage	653	165,575
Ramco-Gershenson Properties Trust	5,833	99,686
Realty Income Corporation	4,361	243,300
Regency Centers Corporation	4,149	300,346
Retail Opportunity Investments Corporation	11,041	204,148
Retail Properties of America, Inc. - Class A	10,326	160,156
Rexford Industrial Realty, Inc.	284	4,626
Rouse Properties, Inc.	17,756	310,730
Simon Property Group, Inc.	728	135,612
Sovran Self Storage, Inc.	1,475	166,203
Spirit Realty Capital, Inc.	7,876	82,540
STAG Industrial, Inc.	9,121	154,419
STORE Capital Corporation	6,031	149,508
Taubman Centers, Inc.	273	19,394
Terreno Realty Corporation	3,576	80,388
Universal Health Realty Income Trust	2,890	146,899
Ventas, Inc.	2,563	141,785
Walter Investment Management Corporation	235,563	2,329,718
Weingarten Realty Investors	1,644	57,359
Wheeler Real Estate Investment Trust, Inc.	11,223	16,386
Whitestone REIT	6,678	73,592
		12,144,991
Thrifts & Mortgage Finance - 1.1%
Banc of California, Inc.	1,029	15,538
BofI Holding, Inc.	70,331	1,206,880
Capitol Federal Financial, Inc.	42,429	520,604
Charter Financial Corporation	64	860
Clifton Bancorp, Inc.	15,926	229,812
First Financial Northwest, Inc.	1,686	22,812
Flushing Financial Corporation	1,198	26,356
Hingham Institution for Savings	45	5,536
HomeStreet, Inc.	1,397	28,610
Impac Mortgage Holdings, Inc.	145,215	1,916,838
Kearny Financial Corporation	3,864	46,716
LendingTree, Inc.	16,957	1,249,561
Meridian Bancorp, Inc.	4,379	61,525
Nationstar Mortgage Holdings, Inc.	54,261	548,036
Northfield Bancorp, Inc.	11,127	172,246
Northwest Bancshares, Inc.	9,875	124,129
Ocwen Financial Corporation	81,894	443,046
People's United Financial, Inc.	1,448	20,808
Radian Group, Inc.	62,176	625,491
Territorial Bancorp, Inc.	502	13,378
TrustCo Bank Corporation	613	3,371
Walker & Dunlop, Inc.	1,382	33,113
		7,315,266
Health Care - 18.1%
Biotechnology - 7.8%
Abeona Therapeutics, Inc.	11,178	29,175

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Health Care - 18.1% (Continued)
Biotechnology - 7.8% (Continued)
ACADIA Pharmaceuticals, Inc.	2,002	$41,421
Actinium Pharmaceuticals, Inc.	9,186	19,474
Adamas Pharmaceuticals, Inc.	31,917	547,057
Advaxis, Inc.	77,991	531,899
Aeterna Zentaris, Inc.	33,439	108,677
Agenus, Inc.	39,538	124,545
Agios Pharmaceuticals, Inc.	1,342	56,659
Akebia Therapeutics, Inc.	80,231	588,093
Alkermes plc	14	448
AMAG Pharmaceuticals, Inc.	2,347	53,770
Amicus Therapeutics, Inc.	152,427	920,659
Anacor Pharmaceuticals, Inc.	167	12,547
Anavex Life Sciences Corporation	124,724	447,759
Anthera Pharmaceuticals, Inc.	79,205	255,832
Aquinox Pharmaceuticals, Inc.	9,920	104,061
Arena Pharmaceuticals, Inc.	116,691	176,203
ARIAD Pharmaceuticals, Inc.	352,610	1,770,102
Array BioPharma, Inc.	57,904	178,923
Arrowhead Research Corporation	480,309	1,671,475
Asterias Biotherapeutics, Inc.	9,467	30,389
Atara Biotherapeutics, Inc.	62,903	1,138,544
BioTime, Inc.	121,870	294,925
bluebird bio, Inc.	7,660	316,818
Calithera Biosciences, Inc.	100,154	500,770
Catalyst Pharmaceutical, Inc.	180,013	334,824
Celldex Therapeutics, Inc.	4,088	33,930
Cellular Biomedicine Group, Inc.	32,605	449,949
ChemoCentryx, Inc.	83	309
Chimerix, Inc.	294,046	2,264,154
Clovis Oncology, Inc.	43,979	920,041
Codexis, Inc.	17,150	69,458
Cohereus Biosciences, Inc.	8,349	110,708
CTI BioPharma Corporation	182,265	229,654
Cytokinetics, Inc.	19,360	149,072
CytomX Therapeutics, Inc.	748	11,751
CytRx Corporation	357,297	657,427
Dimension Therapeutics, Inc.	890	6,942
Dynavax Technologies Corporation	2,278	54,877
Eagle Pharmaceuticals, Inc.	587	42,205
Enanta Pharmaceuticals, Inc.	27,776	713,843
Esperion Therapeutics, Inc.	17,113	254,642
Exact Sciences Corporation	56,046	368,222
Exelixis, Inc.	141,716	654,728
Fibrocell Science, Inc.	53,234	136,811
Five Prime Therapeutics, Inc.	9,892	355,617
Flexion Therapeutics, Inc.	6,561	101,564
Galena Biopharma, Inc.	180,945	121,233
Genocea Biosciences, Inc.	22,276	69,278
Geron Corporation	105,529	321,864
Global Blood Therapeutics, Inc.	3	57
Halozyme Therapeutics, Inc.	2,099	18,471

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Health Care - 18.1% (Continued)
Biotechnology - 7.8% (Continued)
Heron Therapeutics, Inc.	22,236	$466,734
Idera Pharmaceuticals, Inc.	111,497	216,304
Ignyta, Inc.	11,979	119,551
ImmunoGen, Inc.	40,113	340,559
Immunomedics, Inc.	667,437	1,254,782
Infinity Pharmaceuticals, Inc.	18,121	112,531
Insys Therapeutics, Inc.	16,563	287,368
Intercept Pharmaceuticals, Inc.	244	25,920
Intrexon Corporation	1,624	47,323
Juno Therapeutics, Inc.	2,880	79,430
Karyopharm Therapeutics, Inc.	170,022	1,057,537
Keryx Biopharmaceuticals, Inc.	730,969	2,580,321
Kindred Biosciences, Inc.	3,864	12,751
La Jolla Pharmaceutical Company	124,189	2,199,387
Lexicon Pharmaceuticals, Inc.	48,289	492,065
Lion Biotechnologies, Inc.	19,738	118,231
MannKind Corporation	155,726	155,306
Medgenics, Inc.	2,893	10,415
Merrimack Pharmaceuticals, Inc.	81,861	505,082
MiMedx Group, Inc.	22,160	184,371
Mirati Therapeutics, Inc.	4	86
Myriad Genetics, Inc.	2,356	91,813
NantKwest, Inc.	8,346	85,964
Northwest Biotherapeutics, Inc.	728,307	1,544,011
Novavax, Inc.	33,195	170,954
Nymox Pharmaceutical Corporation	119,603	276,283
Ohr Pharmaceutical, Inc.	43,584	171,285
Omeros Corporation	190,653	2,057,146
OncoMed Pharmaceuticals, Inc.	47,818	442,317
OPKO Health, Inc.	4,127	33,181
Orexigen Therapeutics, Inc.	966,488	1,768,673
Organovo Holdings, Inc.	615,938	1,207,239
Osiris Therapeutics, Inc.	16,203	116,014
OvaScience, Inc.	335,591	1,896,089
PTC Therapeutics, Inc.	26,122	622,226
REGENXBIO, Inc.	1,539	21,392
Regulus Therapeutics, Inc.	3,149	18,201
Sarepta Therapeutics, Inc.	168,747	2,004,714
Seattle Genetics, Inc.	832	27,439
Seres Therapeutics, Inc.	189	5,090
Sorrento Therapeutics, Inc.	47,177	247,679
Spark Therapeutics, Inc.	31,343	882,932
Spectrum Pharmaceuticals, Inc.	38,970	193,291
Synergy Pharmaceuticals, Inc.	679,122	2,546,708
Synthetic Biologics, Inc.	1,470,753	2,338,497
TESARO, Inc.	7,305	252,315
TG Therapeutics, Inc.	6,388	52,190
Tonix Pharmaceuticals Holding Corporation	39,527	191,311
Trevena, Inc.	2,617	19,052
Trovagene, Inc.	336,843	1,226,109
Ultragenyx Pharmaceutical, Inc.	175	9,826

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Health Care - 18.1% (Continued)
Biotechnology - 7.8% (Continued)
uniQure N.V.	4,694	$85,572
Vanda Pharmaceuticals, Inc.	15,716	134,058
Vascular Biogenics Ltd.	636	1,959
Versartis, Inc.	50,009	557,100
Vital Therapies, Inc.	81,354	744,389
XBiotech, Inc.	21,043	173,605
XOMA Corporation	232,215	234,537
Zafgen, Inc.	157,578	1,047,894
ZIOPHARM Oncology, Inc.	21,287	105,796
		52,242,761
Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.	9,063	394,694
Accuray, Inc.	2,532	13,496
Align Technology, Inc.	67	4,431
Amedica Corporation	700	1,953
Antares Pharma, Inc.	156,805	192,870
AtriCure, Inc.	196	3,426
Avinger, Inc.	62,365	904,293
Cardiovascular Systems, Inc.	68,921	582,382
Cerus Corporation	93,649	508,514
ConforMIS, Inc.	14,798	162,778
Cooper Companies, Inc. (The)	74	9,705
CryoLife, Inc.	1,372	13,487
CytoSorbents Corporation	79,895	306,797
Derma Sciences, Inc.	198,792	681,857
DexCom, Inc.	657	46,831
EndoChoice Holdings, Inc.	103,305	620,863
Endologix, Inc.	1,622	11,565
GenMark Diagnostics, Inc.	308,719	1,633,124
Globus Medical, Inc. - Class A	38,760	967,062
HeartWare International, Inc.	3,086	123,872
IDEXX Laboratories, Inc.	832	58,356
Intuitive Surgical, Inc.	27	14,603
InVivo Therapeutics Holdings Corporation	44,743	198,211
iRadimed Corporation	44,550	866,498
LDR Holding Corporation	6,249	114,794
Medtronic plc	320	24,294
Meridian Bioscience, Inc.	10,094	194,309
Navidea Biopharmaceuticals, Inc.	102,754	85,286
NeuroMetrix, Inc.	15,085	24,739
Nevro Corporation	19,158	1,183,773
Novadaq Technologies, Inc.	4,270	47,013
Novocure Ltd.	6,709	83,728
Quidel Corporation	114,265	1,947,076
ResMed, Inc.	345	19,561
ReWalk Robotics Ltd.	20,963	215,919
Rockwell Medical, Inc.	320,532	2,006,530
Second Sight Medical Products, Inc.	463,666	2,142,137
Sientra, Inc.	140,516	1,190,171
Spectranetics Corporation (The)	34,939	421,015
Stryker Corporation	288	28,555

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Health Care - 18.1% (Continued)
Health Care Equipment & Supplies - 3.5% (Continued)
SurModics, Inc.	45,094	$899,625
Tandem Diabetes Care, Inc.	221,615	1,996,751
TransEnterix, Inc.	570,430	1,574,387
Wright Medical Group N.V.	15,299	305,215
ZELTIQ Aesthetics, Inc.	40,699	945,031
Zimmer Biomet Holdings, Inc.	451	44,766
		23,816,343
Health Care Providers & Services - 2.3%
AAC Holdings, Inc.	149,949	2,678,089
Acadia Healthcare Company, Inc.	235	14,342
Addus HomeCare Corporation	83,007	1,760,578
Adeptus Health, Inc. - Class A	42,523	2,006,235
Air Methods Corporation	43,405	1,690,191
Anthem, Inc.	68	8,873
BioScrip, Inc.	966,379	1,729,818
Centene Corporation	495	30,720
Envision Healthcare Holdings, Inc.	326	7,205
Hanger, Inc.	2,214	29,867
Health Net, Inc.	448	29,667
Henry Schein, Inc.	200	30,288
HMS Holdings Corporation	1,794	21,618
Laboratory Corporation of America Holdings	115	12,920
Landauer, Inc.	55,193	1,691,113
Nobilis Health Corporation	401,730	847,650
Owens & Minor, Inc.	2,834	98,198
Patterson Companies, Inc.	763	32,397
Quest Diagnostics, Inc.	322	21,146
Sharps Compliance Corporation	16,977	103,560
Teladoc, Inc.	22,817	370,548
Trupanion, Inc.	182,652	1,517,838
Veracyte, Inc.	68,569	444,327
		15,177,188
Health Care Technology - 0.8%
athenahealth, Inc.	385	54,593
Castlight Health, Inc. - Class B	491,033	1,625,319
Computer Programs and Systems, Inc.	23,837	1,252,158
Imprivata, Inc.	1,660	19,339
Inovalon Holdings, Inc. - Class A	95,225	1,607,398
Medidata Solutions, Inc.	20,397	871,564
Veeva Systems, Inc. - Class A	1,773	42,729
		5,473,100
Life Sciences Tools & Services - 0.9%
Accelerate Diagnostics, Inc.	168,185	2,490,820
Bio-Techne Corporation	308	25,468
Fluidigm Corporation	78,988	530,009
Illumina, Inc.	385	60,811
Luminex Corporation	7,732	148,377
Mettler-Toledo International, Inc.	89	27,844
NeoGenomics, Inc.	4,052	27,635
Pacific Biosciences of California, Inc.	139,192	1,487,962
PerkinElmer, Inc.	71	3,431

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Health Care - 18.1% (Continued)
Life Sciences Tools & Services - 0.9% (Continued)
pSivida Corporation	223,615	$762,527
QIAGEN N.V.	438	9,947
Sequenom, Inc.	221,132	356,023
Waters Corporation	37	4,485
		5,935,339
Pharmaceuticals - 2.8%
AcelRx Pharmaceuticals, Inc.	89,111	321,691
Alimera Sciences, Inc.	9,006	20,804
Ampio Pharmaceuticals, Inc.	577,989	1,375,614
Aratana Therapeutics, Inc.	8,073	27,206
Assembly Biosciences, Inc.	12,404	63,508
Auris Medical Holding A.G.	5,010	22,445
BioDelivery Sciences International, Inc.	595,160	2,410,398
Bristol-Myers Squibb Company	461	28,656
Cempra, Inc.	57,745	994,946
Egalet Corporation	54,777	461,222
Endo International plc	878	48,703
Endocyte, Inc.	17,340	58,089
Foamix Pharmaceuticals Ltd.	9,223	59,765
Horizon Pharma plc	1,137	19,898
Innoviva, Inc.	266,955	2,674,889
Intellipharmaceutics International, Inc.	13,405	30,429
Intra-Cellular Therapies, Inc.	6,245	231,565
Lipocine, Inc.	145,629	1,319,399
Marinus Pharmaceuticals, Inc.	58,336	336,599
Medicines Company (The)	2,688	92,897
Neos Therapeutics, Inc.	1,415	19,216
Neuroderm Ltd.	1,271	17,159
Ocular Therapeutix, Inc.	100,434	614,656
Oramed Pharmaceuticals, Inc.	4,896	31,334
Pacira Pharmaceuticals, Inc.	3,783	224,786
Paratek Pharmaceuticals, Inc.	3,789	55,395
Perrigo Company plc	30	4,337
Relypsa, Inc.	30,462	573,904
Revance Therapeutics, Inc.	839	17,392
Supernus Pharmaceuticals, Inc.	10,086	114,375
Teligent, Inc.	31,887	228,949
Tetraphase Pharmaceuticals, Inc.	176,642	960,932
TherapeuticsMD, Inc.	177,422	1,268,567
Theravance Biopharma, Inc.	83,911	1,377,819
Tokai Pharmaceuticals, Inc.	144,065	903,288
VIVUS, Inc.	989,382	999,276
XenoPort, Inc.	224,987	1,118,185
		19,128,293
Industrials - 12.5%
Aerospace & Defense - 1.1%
Ability, Inc.	8,744	74,761
Aerojet Rocketdyne Holdings, Inc.	69,202	1,138,373
AeroVironment, Inc.	8,318	212,192
Astronics Corporation	2,641	85,146
Hexcel Corporation	176	7,283

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Industrials - 12.5% (Continued)
Aerospace & Defense - 1.1% (Continued)
KEYW Holding Corporation (The)	345,056	$1,621,763
KLX, Inc.	10,627	310,627
Kratos Defense & Security Solutions, Inc.	69,344	221,207
Lockheed Martin Corporation	18	3,798
National Presto Industries, Inc.	4,047	320,077
Northrup Gruman Corporation	52	9,623
Orbital ATK, Inc.	73	6,587
Precision Castparts Corporation	105	24,670
Rockwell Collins, Inc.	223	18,036
Sparton Corporation	2,882	49,398
TASER International, Inc.	105,202	1,619,059
TransDigm Group, Inc.	58	13,034
Triumph Group, Inc.	62,250	1,587,375
United Technologies Corporation	407	35,690
		7,358,699
Air Freight & Logistics - 0.1%
Forward Air Corporation	2,181	94,132
Radiant Logistics, Inc.	3,462	11,459
United Parcel Service, Inc. - Class B	193	17,988
XPO Logistics, Inc.	24,037	549,245
		672,824
Airlines - 0.2%
Alaska Air Group, Inc.	669	47,098
Allegiant Travel Company	2,634	422,678
Copa Holdings S.A. - Class A	2,205	103,855
Republic Airways Holdings, Inc.	5,999	12,778
Spirit Airlines, Inc.	14,139	591,010
Virgin America, Inc.	14,592	450,163
		1,627,582
Building Products - 0.8%
A.O. Smith Corporation	273	19,069
AAON, Inc.	35,720	769,052
Advanced Drainage Systems, Inc.	55,656	1,256,712
Apogee Enterprises, Inc.	28,925	1,150,637
Fortune Brands Home & Security, Inc.	1,006	48,882
Griffon Corporation	8,579	130,229
Lennox International, Inc.	208	24,923
Patrick Industries, Inc.	4,390	153,430
Trex Company, Inc.	38,831	1,458,492
		5,011,426
Commercial Services & Supplies - 1.9%
Brady Corporation - Class A	641	14,384
CECO Environmental Corporation	333,049	2,597,782
Cintas Corporation	196	16,841
Clean Harbors, Inc.	8,590	380,623
Copart, Inc.	243	8,143
Covanta Holding Corporation	33,395	472,205
Deluxe Corporation	33,300	1,861,470
G&K Services, Inc. - Class A	9,008	579,935
Healthcare Services Group, Inc.	33,665	1,190,731
InnerWorkings, Inc.	23,638	166,884

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Industrials - 12.5% (Continued)
Commercial Services & Supplies - 1.9% (Continued)
MagneGas Corporation	39,040	$50,362
Mobile Mini, Inc.	38,826	1,006,370
MSA Safety, Inc.	39,835	1,704,938
Rollins, Inc.	1,673	46,091
Stericycle, Inc.	119	14,322
Team, Inc.	75,654	1,815,696
US Ecology, Inc.	26,796	910,260
Waste Management, Inc.	276	14,614
West Corporation	7	127
		12,851,778
Construction & Engineering - 1.0%
Argan, Inc.	56,504	1,701,900
Chicago Bridge & Iron Company	912	35,404
Comfort Systems USA, Inc.	121	3,429
Dycom Industries, Inc.	2,710	179,565
Furmanite Corporation	27,622	144,739
Great Lakes Dredge & Dock Corporation	16,818	57,854
Jacobs Engineering Group, Inc.	469	18,399
Layne Christensen Company	38,074	194,939
MYR Group, Inc.	67,254	1,345,753
NV5 Global, Inc.	123,395	2,342,037
Orion Marine Group, Inc.	153,486	554,084
Primoris Services Corporation	19,492	397,442
		6,975,545
Electrical Equipment - 1.4%
Acuity Brands, Inc.	68	13,765
China BAK Battery, Inc.	4,280	8,603
Energous Corporation	77,654	484,561
Energy Focus, Inc.	128,099	1,370,659
Enphase Energy, Inc.	366,790	891,300
FuelCell Energy, Inc.	322,827	1,720,668
Generac Holdings, Inc.	45,149	1,283,135
Hubbell, Inc.	129	11,665
Hydrogenics Corporation	5,804	46,490
Plug Power, Inc.	1,734,582	3,243,668
Powell Industries, Inc.	4,169	104,392
Power Solutions International, Inc.	22,253	265,923
SolarCity Corporation	7,150	254,898
Sunrun, Inc.	551	5,246
Thermon Group Holdings, Inc.	1,043	17,543
		9,722,516
Industrial Conglomerates - 0.0% (a)
3M Company	116	17,516
General Electric Company	1,154	33,581
Raven Industries, Inc.	10,694	160,517
		211,614
Machinery - 4.0%
Actuant Corporation - Class A	4,365	101,617
Alamo Group, Inc.	2,186	115,924
Altra Industrial Motion Corporation	10,815	242,905
American Railcar Industries, Inc.	47,697	2,165,444

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Industrials - 12.5% (Continued)
Machinery - 4.0% (Continued)
Briggs & Stratton Corporation	78,259	$1,538,572
Caterpillar, Inc.	388	24,149
CIRCOR International, Inc.	3,088	109,593
CLARCOR, Inc.	27,437	1,285,698
Columbus McKinnon Corporation	37,637	538,209
Crane Company	467	22,304
Cummins, Inc.	222	19,956
Donaldson Company, Inc.	1,181	33,281
Douglas Dynamics, Inc.	95,209	1,890,851
Dover Corporation	226	13,210
Dynamic Materials Corporation	86,181	526,566
Energy Recovery, Inc.	285,254	1,768,575
ExOne Company (The)	356,993	2,720,287
Graco, Inc.	950	69,046
Graham Corporation	71,031	1,228,836
Greenbrier Companies, Inc. (The)	119,941	3,101,674
Illinois Tool Works, Inc.	6	540
Kennametal, Inc.	16,870	298,599
Kornit Digital Ltd.	4,083	46,791
Lindsay Corporation	33,607	2,363,916
Manitowoc Company, Inc. (The)	3,213	50,573
Meritor, Inc.	18,397	125,651
Middleby Corporation (The)	137	12,379
Milacron Holdings Corp.	2,318	29,554
Nordson Corporation	262	15,833
PACCAR, Inc.	247	12,120
Parker-Hannifin Corporation	198	19,238
Proto Labs, Inc.	38,809	2,134,107
RBC Bearings, Inc.	18,095	1,073,576
Sun Hydraulics Corporation	39,431	1,003,913
TriMas Corporation	10,551	182,427
Watts Water Technologies, Inc. - Class A	29,011	1,429,372
Westport Innovations, Inc.	160,911	308,949
		26,624,235
Marine - 0.1%
Diana Shipping, Inc.	95,458	238,645
Golden Ocean Group Ltd.	44,622	33,159
Kirby Corporation	21	1,064
Navios Maritime Holdings, Inc.	9,757	9,504
Safe Bulkers, Inc.	33,405	14,641
Scorpio Bulkers, Inc.	48,642	159,546
Seaspan Corporation	6,250	100,500
		557,059
Professional Services - 0.7%
Acacia Research Corporation	575,956	2,154,076
Advisory Board Company (The)	2,088	95,568
CEB, Inc.	4,156	245,121
Exponent, Inc.	14	718
GP Strategies Corporation	29,007	701,679
Hill International, Inc.	115,103	389,048
Huron Consulting Group, Inc.	252	14,140

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Industrials - 12.5% (Continued)
Professional Services - 0.7% (Continued)
IHS, Inc. - Class A	142	$14,856
Insperity, Inc.	5,685	255,427
Korn/Ferry International	1,473	45,383
Verisk Analytics, Inc.	85	6,205
VSE Corporation	1,800	108,000
WageWorks, Inc.	20,854	933,008
		4,963,229
Road & Rail - 0.8%
Celadon Group, Inc.	219,715	1,744,537
Genesee & Wyoming, Inc. - Class A	177	8,776
Heartland Express, Inc.	84,960	1,457,064
Kansas City Southern	119	8,435
Knight Transportation, Inc.	44,657	1,092,757
Landstar System, Inc.	5,442	312,425
Norfolk Southern Corporation	433	30,526
Old Dominion Freight Line, Inc.	398	21,822
Saia, Inc.	14,867	318,005
Swift Transportation Company	17,460	284,773
Union Pacific Corporation	71	5,112
		5,284,232
Trading Companies & Distributors - 0.4%
Applied Industrial Technologies, Inc.	2,338	89,873
Fastenal Company	1,644	66,681
Fortress Transportation & Infrastructure Investors, LLC	3,897	40,451
GATX Corporation	4,825	197,728
Kaman Corporation	5,662	225,574
NOW, Inc.	7,903	107,165
Rush Enterprises, Inc. - Class A	60,263	1,151,023
Titan Machinery, Inc.	37,809	320,998
Veritiv Corporation	4,824	148,820
W.W. Grainger, Inc.	295	58,024
		2,406,337
Transportation Infrastructure - 0.0% (a)
Aegean Marine Petroleum Network, Inc.	11,526	82,065

Information Technology - 14.4%
Communications Equipment - 1.4%
Alliance Fiber Optic Products, Inc.	63,298	909,592
Applied Optoelectronics, Inc.	192,608	3,152,993
Arista Networks, Inc.	922	55,348
CalAmp Corporation	7,665	130,305
Cisco Systems, Inc.	304	7,232
F5 Networks, Inc.	133	12,473
Harmonic, Inc.	85,097	280,820
InterDigital, Inc.	18,919	852,112
Inventergy Global, Inc.	147	263
Novatel Wireless, Inc.	84,107	90,836
Oclaro, Inc.	43,049	148,949
ORBCOMM, Inc.	104,950	766,135
Palo Alto Networks, Inc.	41	6,129
Plantronics, Inc.	4,484	201,018

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Information Technology - 14.4% (Continued)
Communications Equipment - 1.4% (Continued)
Polycom, Inc.	18,263	$186,100
Ruckus Wireless, Inc.	40,267	338,645
Ubiquiti Networks, Inc.	70,514	2,087,920
ViaSat, Inc.	1,549	96,812
		9,323,682
Electronic Equipment, Instruments & Components - 2.3%
Badger Meter, Inc.	36,840	2,056,777
Clearfield, Inc.	112,303	1,662,084
Control4 Corporation	223,698	1,527,857
Daktronics, Inc.	102,611	823,966
Digital Ally, Inc.	18,584	106,115
Dolby Laboratories, Inc. - Class A	1,138	40,979
DTS, Inc.	6,773	150,903
Electro Scientific Industries, Inc.	2,563	15,481
Fitbit, Inc. - Class A	10,596	175,894
FLIR Systems, Inc.	14	409
Giga-tronics, Inc.	25,312	32,906
InvenSense, Inc.	80,591	661,652
IPG Photonics Corporation	322	26,027
Itron, Inc.	4,520	148,979
Knowles Corporation	158,177	2,151,207
Maxwell Technologies, Inc.	55,442	386,431
MicroVision, Inc.	759,511	2,157,011
National Instruments Corporation	903	25,736
Neonode, Inc.	56,192	132,051
Park Electrochemical Corporation	3,843	62,564
RealD, Inc.	50,791	527,719
TTM Technologies, Inc.	2,261	13,182
Universal Display Corporation	15,462	759,184
Vishay Intertechnology, Inc.	140,103	1,605,580
		15,250,694
Internet Software & Services - 3.7%
Actua Corporation	695	6,575
Aerohive Networks, Inc.	14,482	67,921
Alarm.com Holdings, Inc.	8,719	140,812
Amber Road, Inc.	12,442	54,372
Angie's List, Inc.	60,623	514,689
Benefitfocus, Inc.	26,733	779,534
Blucora, Inc.	25,104	216,648
Care.com, Inc.	70,862	424,463
ChannelAdvisor Corporation	3,319	40,591
Chegg, Inc.	39,046	226,467
Cimpress N.V.	20,660	1,622,223
comScore, Inc.	3,442	132,620
Constant Contact, Inc.	63,795	2,016,560
Demandware, Inc.	23,952	1,016,283
eGain Corporation	3,066	11,467
Endurance International Group Holdings, Inc.	17,086	156,849
Gogo, Inc.	150,548	2,190,473
GrubHub, Inc.	71,850	1,354,372
Hortonworks, Inc.	214,590	2,081,523

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Information Technology - 14.4% (Continued)
Internet Software & Services - 3.7% (Continued)
LendingClub Corporation	4,893	$36,110
LogMeIn, Inc.	284	14,836
Marchex, Inc. - Class B	5,539	21,159
Marketo, Inc.	37	703
MeetMe, Inc.	19,906	63,500
MINDBODY, Inc. - Class A	32,297	381,751
OPOWER, Inc.	231,521	1,967,929
PayPal Holdings, Inc.	404	14,601
Perion Network Ltd.	344	843
Piksel, Inc. – Series A-2 (b)	346,880	0
Quotient Technology, Inc.	306,188	1,858,561
SciQuest, Inc.	3,105	39,527
Shopify, Inc. - Class A	3,809	88,445
Shutterstock, Inc.	34,541	997,889
Textura Corporation	95,021	1,500,382
TrueCar, Inc.	219,399	1,421,706
Tucows, Inc. - Class A	1,149	23,543
Twitter, Inc.	848	14,246
United Online, Inc.	19,306	204,837
VeriSign, Inc.	603	45,587
WebMD Health Corporation	26,928	1,376,290
Yelp, Inc.	92,185	1,931,276
Zillow Group, Inc. - Class C	5,552	113,816
		25,171,979
IT Services - 0.7%
Accenture plc - Class A	74	7,810
Acxiom Corporation	4,581	85,665
Alliance Data Systems Corporation	22	4,395
Automatic Data Processing, Inc.	443	36,809
Cardtronics, Inc.	44,516	1,371,538
Cass Information Systems, Inc.	322	16,390
China Information Technology, Inc.	87,500	114,625
Convergys Corporation	11,363	277,712
CSG Systems International, Inc.	8,811	307,856
Datalink Corporation	9,131	65,560
Everi Holdings, Inc.	380,914	1,070,368
Fiserv, Inc.	255	24,113
Gartner, Inc.	75	6,592
Global Payments, Inc.	71	4,185
International Business Machines Corporation	61	7,612
NeuStar, Inc. - Class A	9,977	245,235
Paychex, Inc.	1,131	54,130
ServiceSource International, Inc.	141,954	549,362
Square, Inc. - Class A	12,014	105,363
Teradata Corporation	1,033	25,143
Total System Services, Inc.	385	15,462
Western Union Company (The)	1,375	24,530
		4,420,455
Semiconductors & Semiconductor Equipment - 2.0%
Advanced Micro Devices, Inc.	78,191	172,020
Alpha & Omega Semiconductor Ltd.	1,304	12,453
Ambarella, Inc.	28,631	1,136,078

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Information Technology - 14.4% (Continued)
Semiconductors & Semiconductor Equipment - 2.0% (Continued)
Applied Micro Circuits Corporation	21,005	$116,788
Broadcom Corporation - Class A	36	1,968
Camtek Ltd.	5,005	9,410
Canadian Solar, Inc.	1,478	29,811
Cree, Inc.	32,803	919,468
DSP Group, Inc.	23,989	229,575
Entegris, Inc.	16,492	192,297
Exar Corporation	4,546	25,003
Fairchild Semiconductor International, Inc.	9,488	194,409
Lattice Semiconductor Corporation	314,156	1,526,798
M/A-COM Technology Solutions Holdings, Inc.	24,130	929,005
Magnachip Semiconductor Corporation	15,195	69,593
Mattson Technology, Inc.	165,219	576,614
NVIDIA Corporation	458	13,415
NXP Semiconductors N.V.	1	55
Rambus, Inc.	172,155	2,107,177
Skyworks Solutions, Inc.	347	23,915
Solar3D, Inc.	30,711	87,527
SolarEdge Technologies, Inc.	1,066	30,136
SunEdison, Inc.	1,021,085	3,195,996
SunPower Corporation	2,465	62,710
Ultra Clean Holdings, Inc.	6,824	35,212
Ultratech, Inc.	72,360	1,459,501
Veeco Instruments, Inc.	8,352	155,681
		13,312,615
Software - 3.3%
Activision Blizzard, Inc.	976	33,984
Autodesk, Inc.	318	14,889
Barracuda Networks, Inc.	191,705	2,028,239
Bottomline Technologies (de), Inc.	312	8,992
Box, Inc. - Class A	192,781	2,074,324
BroadSoft, Inc.	14,877	508,942
CDK Global, Inc.	272	11,982
Code Rebel Corporation	24,148	54,816
CommVault Systems, Inc.	5,122	192,177
CyberArk Software Ltd.	1,311	57,133
Digimarc Corporation	40,764	1,458,536
Digital Turbine, Inc.	3,154	4,163
Ebix, Inc.	51,205	1,747,115
FireEye, Inc.	6,070	85,526
Globant S.A.	742	22,572
Glu Mobile, Inc.	846,005	1,869,671
Infoblox, Inc.	364	5,875
Interactive Intelligence Group, Inc.	542	12,943
Intuit, Inc.	481	45,940
Jive Software, Inc.	43,725	152,163
King Digital Entertainment plc	1,930	34,605
MobileIron, Inc.	396,978	1,464,849
Model N, Inc.	9,978	108,760
NXT-ID, Inc.	16,293	14,338
Park City Group, Inc.	2,891	25,238

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Information Technology - 14.4% (Continued)
Software - 3.3% (Continued)
Progress Software Corporation	311	$8,052
PROS Holdings, Inc.	120,805	1,483,485
Rapid7, Inc.	4,176	54,706
Rovi Corporation	1,671	32,518
Rubicon Project, Inc. (The)	14,276	192,583
SeaChange International, Inc.	68	423
ServiceNow, Inc.	253	15,739
SolarWinds, Inc.	155	9,292
Solera Holdings, Inc.	405	21,975
Splunk, Inc.	167	7,730
SS&C Technologies Holdings, Inc.	232	14,915
Synchronoss Technologies, Inc.	6,228	190,826
Tableau Software, Inc. - Class A	523	41,966
Take-Two Interactive Software, Inc.	44,244	1,535,267
Tangoe, Inc.	131,681	1,102,170
TubeMogul, Inc.	94,018	1,059,583
Varonis Systems, Inc.	32,608	613,683
VASCO Data Security International, Inc.	7,191	111,461
VirnetX Holding Corporation	779,402	3,102,020
Voltari Corporation	18,903	69,185
Workday, Inc. - Class A	543	34,214
Workiva, Inc.	7,636	114,005
Xura, Inc.	26,102	560,149
Zynga, Inc. - Class A	200	492
		22,414,211
Technology Hardware, Storage & Peripherals - 1.0%
3D Systems Corporation	315,877	2,530,175
Avid Technology, Inc.	50,657	359,665
CPI Card Group, Inc.	20,957	176,248
Electronics for Imaging, Inc.	4,709	194,858
Lexmark International, Inc. - Class A	6,961	196,370
Logitech International S.A.	1,111	17,609
NetApp, Inc.	444	9,737
Pure Storage, Inc. - Class A	186	2,420
SanDisk Corporation	654	46,238
Stratasys Ltd.	10,559	172,111
Super Micro Computer, Inc.	38,424	1,144,267
Synaptics, Inc.	28,825	2,113,161
		6,962,859
Materials - 4.4%
Chemicals - 1.9%
A. Schulman, Inc.	4,059	102,774
AgroFresh Solutions, Inc.	6,953	38,172
Airgas, Inc.	207	28,980
Albemarle Corporation	698	36,743
American Vanguard Corporation	153,420	1,727,509
Calgon Carbon Corporation	730	11,819
Celanese Corporation - Series A	196	12,479
China Green Agriculture, Inc.	6,941	8,676
Core Molding Technologies, Inc.	10,716	116,054
E.I. du Pont de Nemours and Company	351	18,519

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Materials - 4.4% (Continued)
Chemicals - 1.9% (Continued)
Flotek Industries, Inc.	400,611	$2,676,081
FMC Corporation	858	30,648
H.B. Fuller Company	16,985	632,182
Hawkins, Inc.	62	2,323
International Flavors & Fragrances, Inc.	317	37,076
Intrepid Potash, Inc.	1,015,419	2,213,613
KMG Chemicals, Inc.	10,459	241,185
Landec Corporation	3,131	37,666
LSB Industries, Inc.	179,994	1,007,966
Monsanto Company	15	1,359
NewMarket Corporation	76	28,825
Platform Specialty Products Corporation	210,959	1,609,617
Senomyx, Inc.	18,853	63,723
Sensient Technologies Corporation	18,467	1,101,926
Trecora Resources	2,510	26,405
Trinseo S.A.	12,925	307,486
Tronox Ltd. - Class A	240,814	859,706
Valhi, Inc.	5,747	6,839
Valspar Corporation (The)	44	3,447
		12,989,798
Construction Materials - 0.4%
U.S. Concrete, Inc.	49,973	2,272,772
Vulcan Materials Company	348	30,694
		2,303,466
Containers & Packaging - 0.1%
AptarGroup, Inc.	292	21,287
Ball Corporation	511	34,150
Graphic Packaging Holding Company	1,423	16,165
Greif, Inc. - Class A	11,137	294,351
Multi Packaging Solutions International Ltd.	125	1,853
Myers Industries, Inc.	337	3,838
		371,644
Metals & Mining - 1.8%
AK Steel Holding Corporation	558,943	1,140,244
Alcoa, Inc.	602	4,389
Century Aluminum Company	409,427	1,932,495
Cliffs Natural Resources, Inc.	1,612,225	2,595,682
Coeur Mining, Inc.	43,410	95,936
Compass Minerals International, Inc.	12,119	907,107
Eldorado Gold Corporation	13,568	30,392
Freeport-McMoRan, Inc.	2,320	10,672
Hecla Mining Company	7,406	13,775
HudBay Minerals, Inc.	13,616	26,551
Materion Corporation	24	588
McEwen Mining, Inc.	95,088	116,958
NN, Inc.	10,151	123,030
NOVAGOLD Resources, Inc.	4,007	16,870
Pretium Resources, Inc.	3,639	15,575
Primero Mining Corporation	68,326	170,815
Royal Gold, Inc.	49,466	1,473,592
Seabridge Gold, Inc.	20,151	124,332

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Materials - 4.4% (Continued)
Metals & Mining - 1.8% (Continued)
Silver Standard Resources, Inc.	6,874	$29,971
Southern Copper Corporation	2,296	59,512
Stillwater Mining Company	181,667	1,189,919
Tahoe Resources, Inc.	38,003	294,523
Teck Resources Ltd. – Class B	8,253	30,784
Turquoise Hill Resources Ltd.	168	346
United States Steel Corporation	256,460	1,795,220
		12,199,278
Paper & Forest Products - 0.2%
Deltic Timber Corporation	19,579	1,075,279
Domtar Corporation	5,820	187,695
Louisiana-Pacific Corporation	17,856	280,696
Resolute Forest Products, Inc.	2,230	12,577
		1,556,247
Telecommunication Services - 1.5%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	182	6,563
Cogent Communications Holdings, Inc.	33,152	1,107,608
Consolidated Communications Holdings, Inc.	17,207	344,828
Frontier Communications Corporation	8,312	37,820
inContact, Inc.	222,278	1,922,705
Lumos Networks Corporation	44,423	514,418
magicJack VocalTec Ltd.	51,571	392,455
Ooma, Inc.	14,127	95,922
pdvWireless, Inc.	7,838	188,661
Straight Path Communications, Inc. - Class B	167,887	3,777,458
		8,388,438
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc.	1,246	4,548
NTELOS Holdings Corporation	208,254	1,926,350
Sprint Corporation	14,720	44,454
		1,975,352
Utilities - 1.1%
Electric Utilities - 0.1%
ALLETE, Inc.	5,898	312,004
Empire District Electric Company (The)	56	1,643
Eversource Energy	336	18,077
Genie Energy Ltd. - Class B	4,099	34,473
Hawaiian Electric Industries, Inc.	117	3,501
NextEra Energy, Inc.	107	11,953
Pinnacle West Capital Corporation	54	3,581
Southern Company (The)	600	29,352
Spark Energy, Inc. - Class A	1,512	40,884
Westar Energy, Inc.	386	16,814
Xcel Energy, Inc.	482	18,422
		490,704
Gas Utilities - 0.2%
AGL Resources, Inc.	182	11,568
Laclede Group, Inc. (The)	1,625	103,902
Northwest Natural Gas Company	26,775	1,390,961
Piedmont Natural Gas Company, Inc.	274	16,232

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

COMMON STOCKS - 85.0% (Continued)	Shares	Value
Utilities - 1.1% (Continued)
Gas Utilities - 0.2% (Continued)
Questar Corporation	1,604	$32,706
South Jersey Industries, Inc.	1,698	42,212
		1,597,581
Independent Power and Renewable Electricity Producers - 0.6%
8point3 Energy Partners, L.P.	83	1,365
Abengoa Yield plc	20,748	351,679
Dynegy, Inc.	124	1,468
NRG Yield, Inc. - Class C	7,104	94,057
Ormat Technologies, Inc.	2,742	97,067
TerraForm Power, Inc. - Class A	213,478	2,115,567
TransAlta Corporation	5,956	20,787
Vivint Solar, Inc.	201,838	1,675,255
		4,357,245
Multi-Utilities - 0.1%
Avista Corporation	2,619	96,982
Consolidated Edison, Inc.	101	7,008
Just Energy Group, Inc.	11,031	73,356
NorthWestern Corporation	10,761	600,894
Public Service Enterprise Group, Inc.	157	6,484
WEC Energy Group, Inc.	669	36,949
		821,673
Water Utilities - 0.1%
Cadiz, Inc.	30,005	166,528
Middlesex Water Company	251	7,279
SJW Corporation	6,136	200,033
		373,840

Total Common Stocks (Proceeds $686,831,218)		$572,569,148

INVESTMENT COMPANIES - 0.0% (a)	Shares	Value
Apollo Tactical Income Fund, Inc.	60	$802
BlackRock MuniYield Quality Fund II, Inc.	447	6,102
BlackRock MuniYield Quality Fund III, Inc.	168	2,510
BlackRock New York Municipal Income Trust	331	5,273
Dreyfus Strategic Municipal Bond Fund, Inc.	396	3,283
Eaton Vance Tax-Advantaged Dividend Income Fund	298	5,441
MFS High Income Municipal Trust	2,100	10,563
Nuveen All Cap Energy MLP Opportunities Fund	493	2,795
Nuveen Energy MLP Total Return Fund	500	4,495
Nuveen Tax-Advantaged Total Return Strategy Fund	823	8,847
Templeton Emerging Markets Fund	49	464
Western Asset High Yield Defined Opportunity Fund, Inc.	114	1,530
Total Investment Companies (Proceeds $51,819)		$52,105

RIGHTS - 0.0% (a)	Shares	Value
Empire Resorts, Inc. (Proceeds $2,980)	30,630	$2,907

TFS MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

WARRANTS - 0.0% (a)	Shares	Value
Central European Media Enterprises Ltd. (b)	115,647	$182,722
Magnum Hunter Resources Corporation (b)	15,689	0
Sears Holdings Corporation	36	270
Total Warrants (Proceeds $551,328)		$182,992

Total Securities Sold Short - 85.0% (Proceeds $687,437,345)		$572,807,152

(a)	Percentage rounds to less than 0.1%.
(b)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $(182,722) at January 31, 2016, representing (0.0%) (a) of net assets.

See accompanying notes to Schedules of Investments.

TFS MARKET NEUTRAL FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2016 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
FINANCIAL FUTURES
CBOE VIX Future	02/17/2016	394	$8,589,200	$197,883
E-Mini S&P 500 Future	03/18/2016	433	41,768,263	(485,877)

Total Futures Contracts Sold Short			$50,357,463	$(287,994)

See accompanying notes to Schedules of Investments.

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

COMMON STOCKS - 99.3%	Shares	Value
Consumer Discretionary - 16.7%
Auto Components - 1.4%
American Axle & Manufacturing Holdings, Inc. (a)	2,249	$28,832
Cooper-Standard Holdings, Inc. (a)	1,238	85,744
Dana Holding Corporation	13,145	156,294
Federal-Mogul Holdings Corporation (a)	15,147	72,251
Metaldyne Performance Group, Inc.	6,245	74,003
Modine Manufacturing Company (a)	14,594	93,693
Standard Motor Products, Inc.	5,931	221,286
Superior Industries International, Inc.	5,631	103,667
Tower International, Inc.	13,090	301,332
		1,137,102
Distributors - 0.0% (b)
Core-Mark Holding Company, Inc.	94	7,641
VOXX International Corporation (a)	620	2,660
		10,301
Diversified Consumer Services - 0.9%
Apollo Education Group, Inc. (a)	6,458	51,277
Ascent Capital Group, Inc. - Class A (a)	12,298	140,074
Capella Education Company	1,214	53,307
Career Education Corporation (a)	51,448	148,170
Graham Holdings Company - Class B	247	119,718
Grand Canyon Education, Inc. (a)	463	17,432
K12, Inc. (a)	14,294	131,362
Regis Corporation (a)	5,516	82,409
		743,749
Hotels, Restaurants & Leisure - 4.4%
Belmond Ltd. - Class A (a)	24,189	204,639
BJ's Restaurants, Inc. (a)	417	17,885
Bloomin' Brands, Inc.	1,986	35,073
Boyd Gaming Corporation (a)	7,108	126,593
Caesars Entertainment Corporation (a)	30,949	214,477
Carrols Restaurant Group, Inc. (a)	27,675	369,738
Century Casinos, Inc. (a)	26,749	180,823
Churchill Downs, Inc.	307	42,409
ClubCorp Holdings, Inc.	8,446	101,099
Denny's Corporation (a)	7,660	71,774
Eldorado Resorts, Inc. (a)	9,885	102,013
International Game Technology plc	6,227	90,105
International Speedway Corporation - Class A	1,164	39,739
Interval Leisure Group, Inc.	2,072	24,408
Intrawest Resorts Holdings, Inc. (a)	23,945	201,377
Isle of Capri Casinos, Inc. (a)	18,548	234,818
Jack in the Box, Inc.	49	3,804
La Quinta Holdings, Inc. (a)	20,038	227,231
Marcus Corporation (The)	7,905	149,721
Monarch Casino & Resort, Inc. (a)	17,520	362,664
Nathan's Famous, Inc.	2,535	136,206
Papa John's International, Inc.	4,830	230,632
Penn National Gaming, Inc. (a)	6,727	95,052
Pinnacle Entertainment, Inc. (a)	1,878	57,354
Red Robin Gourmet Burgers, Inc. (a)	335	20,683

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Consumer Discretionary - 16.7% (Continued)
Hotels, Restaurants & Leisure - 4.4% (Continued)
Scientific Games Corporation - Class A (a)	7,037	$41,659
SeaWorld Entertainment, Inc.	82	1,563
Speedway Motorsports, Inc.	7,171	135,317
		3,518,856
Household Durables - 2.4%
Bassett Furniture Industries, Inc.	7,643	228,602
Beazer Homes USA, Inc. (a)	26,793	229,080
Cavco Industries, Inc. (a)	2,535	212,585
CSS Industries, Inc.	760	21,288
Flexsteel Industries, Inc.	3,654	159,387
Helen of Troy Ltd. (a)	254	22,700
Hooker Furniture Corporation	1,664	47,773
Installed Building Products, Inc. (a)	1,744	36,328
KB Home	15,595	169,362
Lennar Corporation - Class B	2,587	89,640
Libbey, Inc.	5,707	91,312
Taylor Morrison Home Corporation - Class A (a)	16,218	195,427
TRI Pointe Group, Inc. (a)	14,871	156,740
WCI Communities, Inc. (a)	7,912	165,677
ZAGG, Inc. (a)	14,149	130,454
		1,956,355
Internet & Catalog Retail - 0.8%
EVINE Live, Inc. (a)	13,273	16,193
HSN, Inc.	3,085	145,180
Liberty TripAdvisor Holdings, Inc. - Series A (a)	7,087	158,253
Nutrisystem, Inc.	6,410	126,982
Overstock.com, Inc. (a)	14,681	174,116
RetailMeNot, Inc. (a)	4,509	41,032
		661,756
Leisure Products - 0.4%
Callaway Golf Company	4,397	38,298
Nautilus, Inc. (a)	9,099	177,248
Performance Sports Group Ltd. (a)	14,417	103,082
Vista Outdoor, Inc. (a)	761	36,688
		355,316
Media - 1.9%
AMC Entertainment Holdings, Inc. - Class A	2,159	47,066
Carmike Cinemas, Inc. (a)	2,563	56,847
Clear Channel Outdoor Holdings, Inc. - Class A	14,897	75,230
Entravision Communications Corporation - Class A	7,792	58,128
Gannett Company, Inc.	4,274	63,426
Gray Television, Inc. (a)	17,757	233,505
Harte-Hanks, Inc.	81,628	279,168
John Wiley & Sons, Inc. - Class A	2,743	114,657
Journal Media Group, Inc.	3,187	38,308
Liberty Broadband Corporation - Series A (a)	1,871	89,060
MSG Networks, Inc. - Class A (a)	3,901	68,228
National CineMedia, Inc.	3,190	49,892
New Media Investment Group, Inc.	1,300	22,516

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Consumer Discretionary - 16.7% (Continued)
Media - 1.9% (Continued)
Nexstar Broadcasting Group, Inc. - Class A	153	$6,917
Reading International, Inc. - Class A (a)	2,917	31,679
Scholastic Corporation	50	1,717
Townsquare Media, Inc. - Class A (a)	5,076	47,714
Tribune Publishing Company	13,376	124,932
Viacom, Inc. - Class A	2,112	102,516
		1,511,506
Specialty Retail - 3.2%
America's Car-Mart, Inc. (a)	1,293	30,334
Asbury Automotive Group, Inc. (a)	2,808	132,201
Barnes & Noble Education, Inc. (a)	2,721	29,985
Barnes & Noble, Inc.	4,071	35,703
Big 5 Sporting Goods Corporation	6,250	76,062
Build-A-Bear Workshop, Inc. (a)	694	9,078
Caleres, Inc.	71	1,908
Cato Corporation (The) - Class A	2,402	96,873
CST Brands, Inc.	2,071	80,231
Finish Line, Inc. (The) - Class A	5,750	108,905
GNC Holdings, Inc. - Class A	2,489	69,717
Group 1 Automotive, Inc.	4,822	258,700
Guess?, Inc.	3,182	58,994
Haverty Furniture Companies, Inc.	2,891	54,784
Kirkland's, Inc.	4,891	57,861
Murphy USA, Inc. (a)	3,894	225,268
Office Depot, Inc. (a)	18,115	93,292
Outerwall, Inc.	5,510	186,238
Pep Boys - Manny, Moe & Jack (The) (a)	15,962	295,137
Pier 1 Imports, Inc.	27,331	109,871
Rent-A-Center, Inc.	13,005	177,128
Select Comfort Corporation (a)	374	7,876
Shoe Carnival, Inc.	9,451	219,169
Sonic Automotive, Inc. - Class A	9,088	155,587
Urban Outfitters, Inc. (a)	1,617	36,997
		2,607,899
Textiles, Apparel & Luxury Goods - 1.3%
Culp, Inc.	3,342	84,620
Movado Group, Inc.	3,027	77,794
Oxford Industries, Inc.	5,519	385,557
Perry Ellis International, Inc. (a)	11,927	226,732
Unifi, Inc. (a)	5,658	135,057
Wolverine World Wide, Inc.	7,987	135,060
		1,044,820
Consumer Staples - 3.6%
Beverages - 0.4%
Craft Brew Alliance, Inc. (a)	4,604	39,456
National Beverage Corporation (a)	4,125	170,528
Primo Water Corporation (a)	11,552	107,665
		317,649
Food & Staples Retailing - 0.6%
Ingles Markets, Inc. - Class A	1,441	55,277
Performance Food Group Company (a)	4,292	100,433

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Consumer Staples - 3.6% (Continued)
Food & Staples Retailing - 0.6% (Continued)
SpartanNash Company	11,131	$228,408
United Natural Foods, Inc. (a)	394	13,798
Village Super Market, Inc. - Class A	4,203	110,371
Weis Markets, Inc.	234	9,505
		517,792
Food Products - 1.7%
Calavo Growers, Inc.	2,728	141,174
Darling Ingredients, Inc. (a)	5,731	51,522
Dean Foods Company	8,134	162,517
Farmer Brothers Company (a)	3,561	99,245
Fresh Del Monte Produce, Inc.	2,220	90,598
J & J Snack Foods Corporation	470	50,751
John B. Sanfilippo & Son, Inc.	6,489	389,275
Lancaster Colony Corporation	724	73,616
Omega Protein Corporation (a)	2,723	61,513
Seneca Foods Corporation - Class A (a)	1,913	52,856
Snyder's-Lance, Inc.	6,560	207,099
		1,380,166
Household Products - 0.4%
Central Garden & Pet Company - Class A (a)	9,071	125,361
HRG Group, Inc. (a)	7,440	90,322
Oil-Dri Corporation of America	2,019	75,712
		291,395
Personal Products - 0.5%
Avon Products, Inc.	45,526	154,333
Inter Parfums, Inc.	2,933	78,751
Nutraceutical International Corporation (a)	5,350	126,795
Revlon, Inc. - Class A (a)	1,804	53,633
		413,512
Energy - 4.5%
Energy Equipment & Services - 1.5%
Archrock, Inc.	45,463	272,778
Dril-Quip, Inc. (a)	685	40,168
Exterran Corporation (a)	6,295	103,993
Matrix Service Company (a)	6,803	128,985
PHI, Inc. (a)	8,459	153,362
Rowan Companies plc - Class A	5,330	67,425
Superior Energy Services, Inc.	13,233	136,432
TETRA Technologies, Inc. (a)	35,195	217,857
Unit Corporation (a)	10,582	110,370
		1,231,370
Oil, Gas & Consumable Fuels - 3.0%
Ardmore Shipping Corporation	11,836	120,135
Bonanza Creek Energy, Inc. (a)	2,539	7,236
California Resources Corporation	80,545	115,179
Carrizo Oil & Gas, Inc. (a)	2,340	63,484
Cloud Peak Energy, Inc. (a)	54,777	82,166
Delek US Holdings, Inc.	14,873	253,138
Denbury Resources, Inc.	15,137	23,614
DHT Holdings, Inc.	11,605	67,077
Gener8 Maritime, Inc. (a)	11,262	75,793

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Energy - 4.5% (Continued)
Oil, Gas & Consumable Fuels - 3.0% (Continued)
Gulfport Energy Corporation (a)	235	$6,944
Hallador Energy Company	16,275	81,050
Navios Maritime Acquisition Corporation	8,679	19,788
Panhandle Oil & Gas, Inc. - Class A	48	693
Par Pacific Holdings, Inc. (a)	5,251	125,604
Parsley Energy, Inc. - Class A (a)	2,774	53,427
PDC Energy, Inc. (a)	1,730	98,385
QEP Resources, Inc.	12,268	157,276
Rice Energy, Inc. (a)	12,496	145,828
Scorpio Tankers, Inc.	53,135	324,124
SemGroup Corporation - Class A	1,807	40,007
Targa Resources Corporation	8,364	187,939
Teekay Corporation	22,360	153,166
Teekay Tankers Ltd. - Class A	16,577	75,757
VAALCO Energy, Inc. (a)	19,724	27,811
World Fuel Services Corporation	3,069	119,538
		2,425,159
Financials - 15.1%
Banks - 3.0%
1st Source Corporation	2,751	83,135
BancorpSouth, Inc.	2,279	47,586
BBCN Bancorp, Inc.	366	5,563
C1 Financial, Inc. (a)	5,124	122,464
Cardinal Financial Corporation	6,343	120,961
Chemical Financial Corporation	7,032	224,040
Citizens & Northern Corporation	7	141
CoBiz Financial, Inc.	4,553	50,037
FCB Financial Holdings, Inc. - Class A (a)	472	15,869
First BanCorporation (Puerto Rico) (a)	31,996	83,190
First Commonwealth Financial Corporation	6,167	53,838
First Financial Bancorporation	2,522	40,352
First Foundation, Inc. (a)	7,972	177,776
First Horizon National Corporation	1	3
First Interstate BancSystem, Inc. - Class A	1,470	39,616
First Midwest Bancorp, Inc.	2,313	40,316
First of Long Island Corporation (The)	401	11,641
Franklin Financial Network, Inc. (a)	3,271	90,999
Fulton Financial Corporation	2,444	31,405
Great Southern Bancorp, Inc.	2,629	104,292
Great Western Bancorp, Inc.	4,127	107,797
Guaranty Bancorp	4,505	70,999
Hanmi Financial Corporation	3,846	83,458
HomeTrust Bancshares, Inc. (a)	1,734	32,079
Horizon Bancorp	5,675	145,677
Independent Bank Corporation (Maryland)	320	14,627
Independent Bank Group, Inc.	2,341	70,019
Metro Bancorp, Inc.	3,161	90,152
Monarch Financial Holdings, Inc.	981	15,882
National Penn Bancshares, Inc.	2,122	24,191
Renasant Corporation	1,381	43,847
S&T Bancorp, Inc.	1,390	37,544

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Banks - 3.0% (Continued)
Seacoast Banking Corporation of Florida (a)	367	$5,439
ServisFirst Bancshares, Inc.	336	13,464
Simmons First National Corporation - Class A	789	34,961
South State Corporation	355	23,732
Stock Yards Bancorp, Inc.	380	14,850
Suffolk Bancorp	1,258	35,211
Talmer Bancorp, Inc. - Class A	5,988	96,167
TCF Financial Corporation	2,970	35,670
United Community Banks, Inc.	1,502	27,126
WashingtonFirst Bankshares, Inc.	161	3,421
Wilshire Bancorp, Inc.	7,244	76,714
		2,446,251
Capital Markets - 1.0%
Arlington Asset Investment Corporation - Class A	1,061	11,777
Evercore Partners, Inc. - Class A	1,176	53,120
GAMCO Investors, Inc. - Class A	2,362	68,687
INTL FCStone, Inc. (a)	3,253	91,702
Janus Capital Group, Inc.	8,289	104,358
Moelis & Company - Class A	2,233	56,808
NorthStar Asset Management Group, Inc.	10,306	118,931
OM Asset Management plc	10,497	118,721
Piper Jaffray Companies (a)	2,023	68,782
Stifel Financial Corporation (a)	1,384	46,309
Virtu Financial, Inc. - Class A	4,063	92,230
		831,425
Consumer Finance - 0.3%
Enova International, Inc. (a)	3,491	19,445
Nelnet, Inc. - Class A	8,396	272,618
		292,063
Diversified Financial Services - 0.2%
Cohen & Steers, Inc.	3,497	105,679
Consumer Portfolio Services, Inc. (a)	7,982	35,440
FNFV Group (a)	6,620	62,096
GAIN Capital Holdings, Inc.	22	153
		203,368
Insurance - 2.5%
American National Insurance Company	838	81,437
AMERISAFE, Inc.	2,465	125,740
Aspen Insurance Holdings Ltd.	979	45,533
eHealth, Inc. (a)	8,417	88,294
EMC Insurance Group, Inc.	4,355	101,297
Employers Holdings, Inc.	7,086	176,512
FBL Financial Group, Inc. - Class A	1,726	105,390
Fidelity & Guaranty Life	3,267	81,838
Genworth Financial, Inc. - Class A (a)	10,223	28,420
Hallmark Financial Services, Inc. (a)	3,379	36,831
Infinity Property & Casualty Corporation	1,761	139,806
James River Group Holdings Ltd.	4,278	145,110
Kemper Corporation	4,268	147,502
National General Holdings Corporation	3,953	78,230
Navigators Group, Inc. (The) (a)	1,470	128,787

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Insurance - 2.5% (Continued)
OneBeacon Insurance Group Ltd. - Class A	8,249	$105,917
Phoenix Companies, Inc. (The) (a)	905	33,259
ProAssurance Corporation	1,378	69,065
Selective Insurance Group, Inc.	4,814	150,726
Stewart Information Services Corporation	1,124	39,857
United Fire Group, Inc.	2,247	86,802
United Insurance Holdings Corporation	200	3,106
		1,999,459
Real Estate Investment Trusts (REIT) - 6.3%
American Assets Trust, Inc.	1,303	48,719
Bluerock Residential Growth REIT, Inc.	14,052	145,579
Boston Properties, Inc.	7	813
Brandywine Realty Trust	17,972	230,581
CareTrust REIT, Inc.	2,286	23,454
CBL & Associates Properties, Inc.	17,482	187,931
Columbia Property Trust, Inc.	1,199	26,702
Corporate Office Properties Trust	12,107	269,986
Cousins Properties, Inc.	12,655	109,086
DuPont Fabros Technology, Inc.	779	25,839
EastGroup Properties, Inc.	52	2,776
Empire State Realty Trust, Inc. - Class A	17,428	288,433
First Industrial Realty Trust, Inc.	5,678	116,910
First Potomac Realty Trust	9,189	89,960
Franklin Street Properties Corporation	885	8,638
Gaming and Leisure Properties, Inc.	4,901	127,818
GEO Group, Inc. (The)	3,636	107,553
Getty Realty Corporation	14,823	265,035
Gladstone Land Corporation	700	5,194
Global Net Lease, Inc.	6,128	42,896
Government Properties Income Trust	7,030	96,522
Gyrodyne, LLC (a)	438	11,625
Hudson Pacific Properties, Inc.	10,466	265,941
Ladder Capital Corporation	2,956	32,516
Lexington Realty Trust	19,540	143,228
LTC Properties, Inc.	3	134
Mack-Cali Realty Corporation	11,364	236,258
Medical Properties Trust, Inc.	3,535	38,885
Monogram Residential Trust, Inc.	1,342	11,702
New Senior Investment Group, Inc.	22	202
One Liberty Properties, Inc.	2,404	49,811
Outfront Media, Inc.	7,773	169,063
Parkway Properties, Inc.	7,059	95,085
Pennsylvania Real Estate Investment Trust	8,790	172,108
Piedmont Office Realty Trust, Inc. - Class A	11,670	216,012
PS Business Parks, Inc.	707	61,212
QTS Realty Trust, Inc. - Class A	1,304	60,245
Rouse Properties, Inc.	9,396	164,430
Sabra Health Care REIT, Inc.	11,517	211,452
Saul Centers, Inc.	2,234	113,644
Select Income REIT	8,381	158,401
Silver Bay Realty Trust Corporation	687	9,591

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Financials - 15.1% (Continued)
Real Estate Investment Trusts (REIT) - 6.3% (Continued)
TIER REIT, Inc.	10,023	$154,054
UMH Properties, Inc.	13,316	125,570
Urstadt Biddle Properties, Inc. - Class A	10,035	203,710
Washington Real Estate Investment Trust	588	14,835
WP Glimcher, Inc.	15,661	142,202
		5,082,341
Thrifts & Mortgage Finance - 1.8%
Anchor BanCorp Wisconsin, Inc. (a)	2,109	90,012
Banc of California, Inc.	1,382	20,868
Bank Mutual Corporation	11,017	86,814
Brookline Bancorp, Inc.	6,011	67,083
Charter Financial Corporation	1,342	18,037
Dime Community Bancshares, Inc.	13,852	238,116
Essent Group Ltd. (a)	8,121	145,934
EverBank Financial Corporation	3,114	43,814
Federal Agricultural Mortgage Corporation - Class C	716	23,349
First Defiance Financial Corporation	2,183	84,984
NMI Holdings, Inc. - Class A (a)	9,834	51,629
OceanFirst Financial Corporation	7,837	138,872
Ocwen Financial Corporation (a)	6,115	33,082
Oritani Financial Corporation	2,670	44,642
PennyMac Financial Services, Inc. - Class A (a)	7,188	85,609
Provident Financial Services, Inc.	2,896	56,877
Pulaski Financial Corporation	993	14,120
United Financial Bancorp, Inc.	8,472	95,734
Waterstone Financial, Inc.	1,308	18,116
WSFS Financial Corporation	3,107	90,289
		1,447,981
Health Care - 19.9%
Biotechnology - 5.9%
Acceleron Pharma, Inc. (a)	4,422	135,755
Achillion Pharmaceuticals, Inc. (a)	23,209	156,893
Adamas Pharmaceuticals, Inc. (a)	6,334	108,565
Aduro Biotech, Inc. (a)	619	8,963
Aegerion Pharmaceuticals, Inc. (a)	11,621	82,277
Applied Genetic Technologies Corporation (a)	24,237	354,103
Ardelyx, Inc. (a)	8,992	93,607
aTyr Pharma, Inc. (a)	4,094	21,616
Bellicum Pharmaceuticals, Inc. (a)	1,201	13,571
BioSpecifics Technologies Corporation (a)	3,763	143,671
Cara Therapeutics, Inc. (a)	11,323	101,907
Cepheid (a)	6,471	190,571
Cidara Therapeutics, Inc. (a)	49	571
Concert Pharmaceuticals, Inc. (a)	13,910	212,406
Curis, Inc. (a)	28,708	47,081
Emergent BioSolutions, Inc. (a)	9,142	334,597
Epizyme, Inc. (a)	8,652	78,647
Foundation Medicine, Inc. (a)	863	12,591
Genomic Health, Inc. (a)	5,565	160,272
Harvard Apparatus Regenerative Technology, Inc. (a)	1	1
Inotek Pharmaceuticals Corporation (a)	1,846	14,453

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Health Care - 19.9% (Continued)
Biotechnology - 5.9% (Continued)
Inovio Pharmaceuticals, Inc. (a)	42,533	$284,120
Kite Pharma, Inc. (a)	179	8,501
Ligand Pharmaceuticals, Inc. (a)	860	85,974
MacroGenics, Inc. (a)	5,348	107,655
Momenta Pharmaceuticals, Inc. (a)	20,666	256,672
Myriad Genetics, Inc. (a)	5	195
Ocata Therapeutics, Inc. (a)	14,509	122,456
Ophthotech Corporation (a)	1,492	80,851
Otonomy, Inc. (a)	1,375	20,515
PDL BioPharma, Inc.	93,104	292,347
Pfenex, Inc. (a)	8,002	70,978
Progenics Pharmaceuticals, Inc. (a)	27,178	113,332
Raptor Pharmaceutical Corporation (a)	42,298	173,422
Repligen Corporation (a)	3,210	71,102
Retrophin, Inc. (a)	5,937	88,877
Rigel Pharmaceuticals, Inc. (a)	82,808	227,722
Sage Therapeutics, Inc. (a)	1,795	60,276
SciClone Pharmaceuticals, Inc. (a)	20,126	160,807
Stemline Therapeutics, Inc. (a)	6,626	33,395
T2 Biosystems, Inc. (a)	11,055	98,058
Xencor, Inc. (a)	14,310	154,834
		4,784,207
Health Care Equipment & Supplies - 5.2%
AngioDynamics, Inc. (a)	24,107	272,891
Atrion Corporation	659	247,468
Cantel Medical Corporation	3,506	208,151
CONMED Corporation	2,439	90,097
Cutera, Inc. (a)	114	1,281
Cynosure, Inc. - Class A (a)	4,149	150,194
Entellus Medical, Inc. (a)	4,820	80,301
Exactech, Inc. (a)	14,420	288,544
FONAR Corporation (a)	336	4,674
Greatbatch, Inc. (a)	4,385	169,305
Haemonetics Corporation (a)	2,472	78,214
Halyard Health, Inc. (a)	5,815	144,212
ICU Medical, Inc. (a)	2,252	216,755
Inogen, Inc. (a)	3,061	101,748
Integra LifeSciences Holdings Corporation (a)	799	49,099
Invacare Corporation	9,024	139,060
K2M Group Holdings, Inc. (a)	6,647	94,454
LeMaitre Vascular, Inc.	13,594	198,472
Merit Medical Systems, Inc. (a)	17,650	292,107
Natus Medical, Inc. (a)	4,623	163,099
NxStage Medical, Inc. (a)	8,114	153,517
OraSure Technologies, Inc. (a)	62,641	342,646
Orthofix International N.V. (a)	9,844	388,543
Oxford Immunotec Global plc (a)	2,000	23,240
RTI Surgical, Inc. (a)	27,128	87,081
Utah Medical Products, Inc.	1,714	96,618
Vascular Solutions, Inc. (a)	4,774	130,617
		4,212,388

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Health Care - 19.9% (Continued)
Health Care Providers & Services - 4.0%
Almost Family, Inc. (a)	4,749	$181,602
Amedisys, Inc. (a)	2,971	106,213
AMN Healthcare Services, Inc. (a)	1,274	35,888
BioTelemetry, Inc. (a)	8,788	82,959
Brookdale Senior Living, Inc. (a)	6,046	98,429
Capital Senior Living Corporation (a)	5,404	99,055
Chemed Corporation	193	27,082
Civitas Solutions, Inc. (a)	9,552	229,821
CorVel Corporation (a)	7,142	325,818
Cross Country Healthcare, Inc. (a)	6,489	93,441
Ensign Group, Inc. (The)	1,869	41,959
ExamWorks Group, Inc. (a)	835	22,929
Five Star Quality Care, Inc. (a)	24,374	61,910
Genesis Healthcare, Inc. (a)	31,450	56,610
HealthEquity, Inc. (a)	2,110	45,470
Healthways, Inc. (a)	561	6,597
Kindred Healthcare, Inc.	11,527	111,351
LHC Group, Inc. (a)	3,080	116,794
LifePoint Hospitals, Inc. (a)	1,125	78,514
Magellan Health, Inc. (a)	5,432	309,624
PharMerica Corporation (a)	8,645	256,670
Premier, Inc. - Class A (a)	1,272	40,628
RadNet, Inc. (a)	31,214	186,660
Select Medical Holdings Corporation	13,826	131,762
Surgical Care Affiliates, Inc. (a)	2,779	118,580
Team Health Holdings, Inc. (a)	1,926	78,716
Triple-S Management Corporation - Class B (a)	9,577	213,471
U.S. Physical Therapy, Inc.	573	29,309
Universal American Corporation	3,024	19,112
		3,206,974
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	22,068	304,097
HealthStream, Inc. (a)	1,476	32,325
Quality Systems, Inc.	3,109	40,759
Simulations Plus, Inc.	8,482	94,235
Vocera Communications, Inc. (a)	8,029	115,537
		586,953
Life Sciences Tools & Services - 1.2%
Affymetrix, Inc. (a)	10,752	150,851
Albany Molecular Research, Inc. (a)	5,698	92,991
Cambrex Corporation (a)	2,339	81,023
Enzo Biochem, Inc. (a)	67,156	318,319
INC Research Holdings, Inc. - Class A (a)	8,002	337,124
		980,308
Pharmaceuticals - 2.9%
Amphastar Pharmaceuticals, Inc. (a)	9,763	117,644
ANI Pharmaceuticals, Inc. (a)	792	25,352
Collegium Pharmaceutical, Inc. (a)	11,196	190,668
Corcept Therapeutics, Inc. (a)	28,643	104,547
Depomed, Inc. (a)	4,723	72,451
Dermira, Inc. (a)	6,676	186,928

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Health Care - 19.9% (Continued)
Pharmaceuticals - 2.9% (Continued)
Heska Corporation (a)	9,063	$338,594
Intersect ENT, Inc. (a)	1,414	25,212
KemPharm, Inc. (a)	5,696	85,953
Nektar Therapeutics (a)	2,343	31,958
Pernix Therapeutics Holdings, Inc. (a)	63,862	139,219
Phibro Animal Health Corporation - Class A	12,602	422,797
Prestige Brands Holdings, Inc. (a)	7,146	333,575
Revance Therapeutics, Inc. (a)	1,623	33,645
Sagent Pharmaceuticals, Inc. (a)	8,186	123,690
Sucampo Pharmaceuticals, Inc. - Class A (a)	1,406	17,786
Zogenix, Inc. (a)	10,450	99,066
		2,349,085
Industrials - 15.1%
Aerospace & Defense - 1.1%
American Science & Engineering, Inc.	809	29,035
Cubic Corporation	2,659	106,253
DigitalGlobe, Inc. (a)	13,598	178,134
Engility Holdings, Inc.	7,542	101,892
Moog, Inc. - Class A (a)	6,084	281,872
Vectrus, Inc. (a)	10,597	209,397
		906,583
Air Freight & Logistics - 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	2,577	94,653
Echo Global Logistics, Inc. (a)	893	19,655
Hub Group, Inc. - Class A (a)	8,261	251,713
Park-Ohio Holdings Corporation	2,916	83,193
		449,214
Airlines - 0.3%
SkyWest, Inc.	17,878	268,528

Building Products - 1.5%
American Woodmark Corporation (a)	231	15,939
Builders FirstSource, Inc. (a)	2,517	20,211
Gibraltar Industries, Inc. (a)	10,020	212,825
Insteel Industries, Inc.	6,539	160,271
NCI Building Systems, Inc. (a)	15,345	159,281
Nortek, Inc. (a)	5,967	232,653
Ply Gem Holdings, Inc. (a)	9,255	92,272
Quanex Building Products Corporation	2,062	38,168
TopBuild Corporation (a)	3,595	96,274
Universal Forest Products, Inc.	3,276	225,684
		1,253,578
Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	2,674	80,300
ACCO Brands Corporation (a)	937	5,688
ARC Document Solutions, Inc. (a)	20,123	74,254
Civeo Corporation (a)	21,564	23,289
Ennis, Inc.	3,782	75,527
Essendant, Inc.	3,850	114,961
Interface, Inc.	9,473	159,999
Kimball International, Inc. - Class B	10,891	104,989

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Commercial Services & Supplies - 2.2% (Continued)
Knoll, Inc.	6,183	$113,458
Quad/Graphics, Inc.	28,526	287,542
SP Plus Corporation (a)	5,663	127,134
Steelcase, Inc. - Class A	19,095	243,652
Tetra Tech, Inc.	1,955	51,788
UniFirst Corporation	745	78,449
Viad Corporation	6,525	192,292
West Corporation	1,201	21,750
		1,755,072
Construction & Engineering - 1.1%
Aegion Corporation (a)	8,903	160,521
EMCOR Group, Inc.	2,050	93,685
Granite Construction, Inc.	1,030	39,789
HC2 Holdings, Inc. (a)	26,491	100,666
Integrated Electrical Services, Inc. (a)	8,180	100,369
MasTec, Inc. (a)	9,894	152,763
Sterling Construction Company, Inc. (a)	7,561	40,678
Tutor Perini Corporation (a)	14,446	190,832
		879,303
Electrical Equipment - 1.8%
Allied Motion Technologies, Inc.	10,871	212,419
Babcock & Wilcox Enterprises, Inc. (a)	2,957	61,062
Belden, Inc.	4,142	176,946
EnerSys	3,773	182,726
Franklin Electric Company, Inc.	4,405	120,169
General Cable Corporation	8,883	104,109
LSI Industries, Inc.	17,145	197,853
PowerSecure International, Inc. (a)	11,256	123,591
Regal Beloit Corporation	5,152	289,594
		1,468,469
Machinery - 3.6%
Albany International Corporation - Class A	3,244	110,036
Barnes Group, Inc.	2,899	94,246
Blount International, Inc. (a)	20,232	188,158
Chart Industries, Inc. (a)	8,433	136,699
EnPro Industries, Inc.	3,238	143,994
ESCO Technologies, Inc.	1,495	51,473
Federal Signal Corporation	3,847	56,897
FreightCar America, Inc.	13,734	261,633
Global Brass & Copper Holdings, Inc.	7,968	165,017
Gorman-Rupp Company (The)	644	16,370
Harsco Corporation	19,488	125,503
ITT Corporation	2,827	91,736
Joy Global, Inc.	13,193	131,534
Kadant, Inc.	1,981	76,883
L.B. Foster Company - Class A	7,829	90,268
Lydall, Inc. (a)	1,003	28,335
Mueller Industries, Inc.	3,901	99,280
NACCO Industries, Inc. - Class A	2,465	117,309
Navistar International Corporation (a)	6,077	44,180
Omega Flex, Inc.	2,621	77,582

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Industrials - 15.1% (Continued)
Machinery - 3.6% (Continued)
Oshkosh Corporation	2,882	$94,904
SPX Corporation	8,239	76,623
SPX FLOW, Inc. (a)	3,974	94,740
Standex International Corporation	2,775	200,411
Timken Company (The)	3,176	84,323
Titan International, Inc.	42,057	126,171
Wabash National Corporation (a)	136	1,504
Xerium Technologies, Inc. (a)	14,753	132,482
		2,918,291
Professional Services - 1.5%
CBIZ, Inc. (a)	1,623	16,392
CDI Corporation	1,733	8,908
CRA International, Inc. (a)	6,675	124,355
Franklin Covey Company (a)	6,635	117,506
Heidrick & Struggles International, Inc.	6,231	164,249
Hill International, Inc. (a)	3,061	10,346
Kelly Services, Inc. - Class A	4,052	67,182
Kforce, Inc.	11,932	266,084
Korn/Ferry International	731	22,522
Mistras Group, Inc. (a)	4,159	93,952
Navigant Consulting, Inc. (a)	5,729	90,461
Resources Connection, Inc.	6,585	99,499
TriNet Group, Inc. (a)	2,296	33,981
TrueBlue, Inc. (a)	3,469	79,232
VSE Corporation	737	44,220
		1,238,889
Road & Rail - 0.9%
Covenant Transportation Group, Inc. - Class A (a)	2,759	53,883
Marten Transport Ltd.	4,617	77,473
PAM Transportation Services, Inc. (a)	5,876	151,777
Roadrunner Transportation Systems, Inc. (a)	17,767	140,715
USA Truck, Inc. (a)	1,462	23,640
Werner Enterprises, Inc.	737	17,799
YRC Worldwide, Inc. (a)	25,494	263,608
		728,895
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (a)	293	11,867
H&E Equipment Services, Inc.	2,800	32,620
MRC Global, Inc. (a)	25,243	253,692
Textainer Group Holdings Ltd.	8,306	88,459
Titan Machinery, Inc. (a)	8	68
		386,706
Information Technology - 16.9%
Communications Equipment - 1.9%
Bel Fuse, Inc. - Class B	7,940	120,450
Black Box Corporation	10,479	79,850
Comtech Telecommunications Corporation	9,021	176,090
Digi International, Inc. (a)	6,449	58,815
EMCORE Corporation (a)	13,465	81,598
Finisar Corporation (a)	12,792	162,458
Ixia (a)	8,041	76,952

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Communications Equipment - 1.9% (Continued)
Lumentum Holdings, Inc. (a)	4,228	$83,419
NETGEAR, Inc. (a)	7,441	278,070
ShoreTel, Inc. (a)	26,324	216,120
Sonus Networks, Inc. (a)	36,948	221,688
		1,555,510
Electronic Equipment, Instruments & Components - 2.5%
Anixter International, Inc. (a)	4,089	202,160
AVX Corporation	8,663	99,451
Benchmark Electronics, Inc. (a)	17,524	368,004
Checkpoint Systems, Inc.	9,528	61,742
Coherent, Inc. (a)	4,287	331,257
CTS Corporation	4,184	65,898
Fabrinet (a)	865	21,547
FARO Technologies, Inc. (a)	1,914	49,132
II-VI, Inc. (a)	9,132	189,946
InvenSense, Inc. (a)	9,948	81,673
KEMET Corporation (a)	7,374	10,914
Littelfuse, Inc.	399	40,658
Mercury Systems, Inc. (a)	9,968	190,289
Mesa Laboratories, Inc.	80	8,320
Multi-Fineline Electronix, Inc. (a)	3,563	59,609
Newport Corporation (a)	6,406	97,563
OSI Systems, Inc. (a)	887	48,625
PC Connection, Inc.	593	13,384
Rofin-Sinar Technologies, Inc. (a)	2,137	54,472
Tech Data Corporation (a)	961	59,966
		2,054,610
Internet Software & Services - 4.3%
Autobytel, Inc. (a)	17,597	321,145
Bankrate, Inc. (a)	6,892	78,844
Bazaarvoice, Inc. (a)	46,477	168,247
Brightcove, Inc. (a)	1,481	8,205
Carbonite, Inc. (a)	2,963	26,578
comScore, Inc. (a)	1,218	46,930
Cornerstone OnDemand, Inc. (a)	3,467	106,402
DHI Group, Inc. (a)	11,897	110,761
EarthLink Holdings Corporation	45,318	268,283
Envestnet, Inc. (a)	2,680	62,846
Everyday Health, Inc. (a)	47,939	220,519
Five9, Inc. (a)	9,788	81,534
GoDaddy, Inc. - Class A (a)	1,414	43,113
GTT Communications, Inc. (a)	9,821	146,235
Internap Corporation (a)	19,983	77,134
Intralinks Holdings, Inc. (a)	27,158	218,893
Liquidity Services, Inc. (a)	14,178	92,299
Monster Worldwide, Inc. (a)	445	2,221
NIC, Inc.	7,979	157,904
Perficient, Inc. (a)	8,072	153,772
QuinStreet, Inc. (a)	35,907	136,806
Rocket Fuel, Inc. (a)	62,689	196,217
SPS Commerce, Inc. (a)	2,207	144,073

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Internet Software & Services - 4.3% (Continued)
TechTarget, Inc. (a)	5,570	$44,281
Travelzoo, Inc. (a)	10,029	81,335
Web.com Group, Inc. (a)	10,278	193,535
Xactly Corporation (a)	13,141	91,461
XO Group, Inc. (a)	3,302	49,200
Zix Corporation (a)	31,296	140,519
		3,469,292
IT Services - 2.4%
CACI International, Inc. - Class A (a)	1,326	110,151
CoreLogic, Inc. (a)	3,818	136,303
EVERTEC, Inc.	3,237	44,476
ExlService Holdings, Inc. (a)	5,199	226,988
Forrester Research, Inc.	966	30,883
Hackett Group, Inc. (The)	3,560	52,581
Higher One Holdings, Inc. (a)	9,343	32,607
Luxoft Holding, Inc. (a)	4,108	308,429
ManTech International Corporation - Class A	3,626	104,537
MoneyGram International, Inc. (a)	25,791	136,692
PFSweb, Inc. (a)	4,239	52,479
Science Applications International Corporation	3,497	149,042
Sykes Enterprises, Inc. (a)	10,513	309,503
TeleTech Holdings, Inc.	6,401	170,971
Virtusa Corporation (a)	1,130	50,534
		1,916,176
Semiconductors & Semiconductor Equipment - 2.8%
Advanced Energy Industries, Inc. (a)	6,064	170,277
Amkor Technology, Inc. (a)	53,648	329,399
Axcelis Technologies, Inc. (a)	44,289	116,037
Brooks Automation, Inc.	20,556	195,899
Cabot Microelectronics Corporation (a)	5,149	209,255
Cirrus Logic, Inc. (a)	1,211	42,046
Cohu, Inc.	18,914	229,049
Diodes, Inc. (a)	9,850	188,431
DSP Group, Inc. (a)	449	4,297
Fairchild Semiconductor International, Inc. (a)	1,520	31,145
Inphi Corporation (a)	1,791	49,700
IXYS Corporation	8,707	103,875
MaxLinear, Inc. - Class A (a)	1,114	17,133
Monolithic Power Systems, Inc.	1,393	87,160
Nanometrics, Inc. (a)	994	14,045
NeoPhotonics Corporation (a)	8,018	71,921
Photronics, Inc. (a)	8,121	96,965
Power Integrations, Inc.	920	43,360
Rudolph Technologies, Inc. (a)	17,987	230,413
Sigma Designs, Inc. (a)	7,823	51,866
Ultra Clean Holdings, Inc. (a)	2,846	14,685
		2,296,958
Software - 2.5%
A10 Networks, Inc. (a)	26,277	155,560
ACI Worldwide, Inc. (a)	5,232	93,653
American Software, Inc. - Class A	10,301	100,229

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Information Technology - 16.9% (Continued)
Software - 2.5% (Continued)
Callidus Software, Inc. (a)	2,632	$40,612
Ellie Mae, Inc. (a)	559	39,035
Epiq Systems, Inc.	6,799	85,123
ePlus, Inc. (a)	845	80,030
Fair Isaac Corporation	74	7,072
Imperva, Inc. (a)	1,094	56,407
MicroStrategy, Inc. - Class A (a)	1,157	199,594
Mitek Systems, Inc. (a)	23,915	103,552
Monotype Imaging Holdings, Inc.	2,323	57,936
Pegasystems, Inc.	2,105	49,467
Progress Software Corporation (a)	7,966	206,240
Proofpoint, Inc. (a)	53	2,669
QAD, Inc. - Class A	2,609	48,293
Qlik Technologies, Inc. (a)	4,765	119,316
RealPage, Inc. (a)	6,605	127,410
Rovi Corporation (a)	4,675	90,975
TeleCommunication Systems, Inc. - Class A (a)	59,144	293,354
Verint Systems, Inc. (a)	1,166	42,687
Zynga, Inc. - Class A (a)	15,244	37,500
		2,036,714
Technology Hardware, Storage & Peripherals - 0.5%
Cray, Inc. (a)	2,466	97,136
Eastman Kodak Company (a)	1,956	17,839
Hutchinson Technology, Inc. (a)	31,253	115,636
Silicon Graphics International Corporation (a)	23,268	136,699
		367,310
Materials - 4.6%
Chemicals - 2.1%
Axiall Corporation	15,984	286,593
Cabot Corporation	9,109	367,457
Chase Corporation	3,114	143,088
Chemours Company (The)	8,860	34,909
Chemtura Corporation (a)	4,825	126,608
Codexis, Inc. (a)	6,519	26,402
Core Molding Technologies, Inc. (a)	16	173
Ferro Corporation (a)	1,793	16,657
Innophos Holdings, Inc.	1,820	48,612
Innospec, Inc.	502	25,025
Koppers Holdings, Inc. (a)	12,971	219,599
Kronos Worldwide, Inc.	14,912	70,086
Minerals Technologies, Inc.	2,353	96,450
Rayonier Advanced Materials, Inc.	15,359	107,513
Stepan Company	3,084	138,657
		1,707,829
Construction Materials - 0.2%
Headwaters, Inc. (a)	6,204	99,078
Summit Materials, Inc. - Class A (a)	2,812	44,626
		143,704
Containers & Packaging - 0.1%
AEP Industries, Inc.	1,245	105,377

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Materials - 4.6% (Continued)
Containers & Packaging - 0.1% (Continued)
Myers Industries, Inc.	27	$307
		105,684
Metals & Mining - 1.5%
Commercial Metals Company	22,259	309,845
Ferroglobe plc	10,227	86,930
Haynes International, Inc.	2,144	68,608
Kaiser Aluminum Corporation	1,178	91,578
Materion Corporation	3,412	83,560
Olympic Steel, Inc.	11,225	104,841
Schnitzer Steel Industries, Inc. - Class A	11,669	156,948
SunCoke Energy, Inc.	24,923	94,209
Tahoe Resources, Inc.	4,020	31,155
TimkenSteel Corporation	20,801	187,417
		1,215,091
Paper & Forest Products - 0.7%
Boise Cascade Company (a)	8,910	184,080
Clearwater Paper Corporation (a)	885	34,657
Neenah Paper, Inc. (a)	2,017	121,907
P.H. Glatfelter Company	3,947	58,258
Schweitzer-Mauduit International, Inc.	4,105	172,410
		571,312
Telecommunication Services - 1.6%
Diversified Telecommunication Services - 1.3%
Cincinnati Bell, Inc. (a)	58,395	189,200
Consolidated Communications Holdings, Inc.	1,236	24,769
FairPoint Communications, Inc. (a)	10,088	151,320
General Communication, Inc. - Class A (a)	18,446	334,242
Hawaiian Telcom Holdco, Inc. (a)	1,589	37,914
IDT Corporation - Class B	15,666	198,958
Inteliquent, Inc.	2,810	48,276
Intelsat S.A. (a)	12,648	42,244
Vonage Holdings Corporation (a)	4,814	24,696
		1,051,619
Wireless Telecommunication Services - 0.3%
Boingo Wireless, Inc. (a)	4,706	28,707
Shenandoah Telecommunications Company	1,991	45,753
Spōk Holdings, Inc.	4,345	78,253
Telephone and Data Systems, Inc.	5,022	116,460
		269,173
Utilities - 1.3%
Electric Utilities - 0.1%
El Paso Electric Company	1,071	43,836
Otter Tail Corporation	459	12,779
PNM Resources, Inc.	62	1,947
		58,562
Gas Utilities - 0.5%
Chesapeake Utilities Corporation	1,929	121,469
New Jersey Resources Corporation	2,165	76,251
Southwest Gas Corporation	3,390	199,434
		397,154

TFS SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.3% (Continued)	Shares	Value
Utilities - 1.3% (Continued)
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corporation	34,880	$65,225
Dynegy, Inc. (a)	5,651	66,908
NRG Yield, Inc. - Class A	6,892	85,461
Talen Energy Corporation (a)	11,286	80,695
		298,289
Multi-Utilities - 0.1%
Black Hills Corporation	1,352	66,627

Water Utilities - 0.2%
American States Water Company	1,718	77,997
Artesian Resources Corporation - Class A	80	2,425
Connecticut Water Service, Inc.	1,495	64,180
SJW Corporation	2,164	70,547
		215,149

Total Investments at Value - 99.3% (Cost $83,433,599)		$80,597,797

Other Assets in Excess of Liabilities - 0.7%		567,505

Net Assets - 100.0%		$81,165,302

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF INVESTMENTS
January 31, 2016 (Unaudited)

U.S. TREASURY OBLIGATIONS - 21.4%	Par Value	Value
U.S. Treasury Bills (a) – 21.4%
0.36%, due 05/12/2016	$765,000	$764,302
0.28%, due 05/19/2016	305,000	304,692
0.41%, due 05/26/2016	765,000	764,146
0.38%, due 06/02/2016	305,000	304,657
0.43%, due 06/09/2016	765,000	764,049
0.39%, due 06/23/2016	705,000	703,961
Total U.S. Treasury Obligations (Cost $3,605,292)		$3,605,807

MONEY MARKET FUNDS - 56.4%	Shares	Value
BlackRock Liquidity Funds TempFund Portfolio - Institutional Class, 0.34% (b)	1,798,978	$1,798,978
Fidelity Institutional Money Market Portfolio - Class I, 0.34% (b)	3,499,546	3,499,546
Goldman Sachs Financial Square Money Market Fund - Institutional Class, 0.37% (b)	1,798,934	1,798,934
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, 0.40% (b)	305,857	305,857
PIMCO Money Market Fund - Institutional Class, 0.19% (b)	305,791	305,791
Vanguard Prime Money Market Fund - Investor Shares, 0.36% (b)	1,799,062	1,799,062
Total Money Market Funds (Cost $9,508,168)		$9,508,168

Total Investments at Value - 77.8% (Cost $13,113,460)		$13,113,975

Other Assets in Excess of Liabilities (c) - 22.2%		3,744,349

Net Assets - 100.0%		$16,858,324

(a)	Rate shown is the annualized yield at time of purchase, not a coupon rate.
(b)	The rate shown is the 7-day effective yield as of January 31, 2016.
(c)	Includes cash held as margin deposits for futures contracts.

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS
January 31, 2016 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Class III Milk Future	03/01/2016	3	$83,340	$1,167
Cocoa Future	03/15/2016	15	414,150	(50,605)
Copper Future	03/29/2016	6	309,150	5,978
Feeder Cattle Future	03/24/2016	7	550,375	2,670
Frozen Concentrate Orange Juice Future	03/10/2016	4	79,440	5,375
Live Cattle Future	04/29/2016	3	160,800	(153)
Lumber Future	03/15/2016	17	449,548	(21,865)
Palladium Future	03/29/2016	6	298,830	(12,988)
Platinum Future	04/27/2016	6	261,540	2,837
Red Spring Wheat Future	03/14/2016	2	50,000	592
Soybean Future	03/14/2016	8	352,900	7,053
Soybean Meal Future	03/14/2016	2	54,480	552
Sugar No. 11 Future	02/29/2016	40	588,672	(66,185)
Total Commodity Futures			3,653,225	(125,572)

FINANCIAL FUTURES
EURO STOXX 50 Future	03/18/2016	16	529,549	(7,537)
EURO VSTOXX Mini Future	03/16/2016	104	295,195	(9,412)
Total Financial Futures			824,744	(16,949)

Total Futures Contracts			$4,477,969	$(142,521)

See accompanying notes to Schedules of Investments.

TFS HEDGED FUTURES FUND
SCHEDULE OF FUTURES CONTRACTS SOLD SHORT
January 31, 2016 (Unaudited)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
COMMODITY FUTURES
Coffee Future	03/18/2016	11	$479,944	$17,296
Corn Future	03/14/2016	22	409,200	(9,769)
Cotton No. 2 Future	03/08/2016	2	61,130	671
Crude Oil Future	02/22/2016	13	436,540	221
Ethanol Future	03/03/2016	10	417,020	(12,658)
Gasoline RBOB Future	02/29/2016	1	47,498	(2,234)
Hard Red Winter Wheat Future	03/14/2016	1	23,600	(979)
Lean Hogs Future	02/12/2016	13	342,160	(37,286)
Lean Hogs Future	04/14/2016	8	226,240	(3,785)
Live Cattle Future	02/29/2016	2	108,240	(2,829)
Natural Gas Future	02/25/2016	3	69,270	(5,551)
NY Harbor Future	02/29/2016	1	45,360	(6,211)
Oats Future	03/14/2016	18	180,675	1,886
Rough Rice Future	03/14/2016	22	499,400	(7,644)
Wheat Future	03/14/2016	13	311,512	(2,930)
Total Commodity Futures			3,657,789	(71,802)

FINANCIAL FUTURES
CBOE VIX Future	02/17/2016	33	719,400	16,578
E-Mini S&P 500 Future	03/18/2016	36	3,472,650	(40,343)
Total Financial Futures			4,192,050	(23,765)

Total Futures Contracts Sold Short			$7,849,839	$(95,567)

See accompanying notes to Schedules of Investments.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2016 (Unaudited)

1.	Securities valuation

The portfolio securities of TFS Market Neutral Fund, TFS Small Cap Fund and TFS Hedged Futures Fund (the “Funds”) are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices on the NYSE or other primary exchange for that day. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and ask prices as reported by NASDAQ.

Fixed income securities are generally valued using prices provided by an independent pricing service approved by the TFS Capital Investment Trust’s Board of Trustees (the “Board”). The independent pricing service will employ methodologies that they believe are appropriate, including actual market transactions, broker-dealer supplied valuations, matrix pricing, or other electronic data processing techniques. There techniques generally consider such factors as security prices, yields, maturities, call features, ratings, and developments relating to specific securities in arriving at valuations.

Futures contracts that trade on exchanges that close at 4:00 p.m. Eastern Time are valued at their closing price as quoted on their primary exchange. Futures contracts that trade on exchanges that close before 4:00 p.m. Eastern Time are valued at their last sale price as of the close of regular trading on their primary exchange. Futures contracts that trade on exchanges that close after 4:00 p.m. Eastern Time are valued at their last sale price on their primary exchange as of the close of the NYSE. If no closing price is readily available at the time of valuation, the futures contract will be valued at the closing bid price for that day as reported by the primary exchange. Prices for these futures contracts are monitored daily by TFS Capital LLC (the Funds’ investment advisor) until 4:00 p.m. Eastern Time to determine if fair valuation is required.

Other assets and securities for which no quotations are readily available are valued at fair value as determined in good faith under the supervision of the Board of Trustees of TFS Capital Investment Trust and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

The Funds’ investments and other financial instruments have been categorized based upon a fair value hierarchy in accordance with the Financial Accounting Standards Board’s guidance on fair value measurement. The levels of the fair value hierarchy and their applicability to the Funds are described below:

•	Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities at the reporting date. Level 1 assets and liabilities may include most common stocks, investment companies, rights, warrants, futures contracts and money market funds.

•	Level 2 inputs utilize inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets and quoted prices for identical or similar assets or liabilities that are not active. Assets and liabilities included in this category may include securities that trade infrequently or their trading has been temporarily halted, warrants that are not actively traded on an exchange, and U.S. Treasury obligations and corporate bonds with values that are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

•	Level 3 inputs are unobservable inputs for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. Assets and liabilities included in this category may include common stocks and other securities that trade infrequently or their trading has been halted for an extended period of time.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.

The availability of observable inputs can vary from product to product and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized as Level 3.

The following is a summary of the inputs used to value the Funds’ investments, securities sold short and other financial instruments as of January 31, 2016:

TFS Market Neutral Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
Common Stocks	$636,800,587	$-		$-		$636,800,587
Investment Companies	22,897,890	-		-		22,897,890
Warrants	-	0	*	-		0
Money Market Funds	14,987,078	-		-		14,987,078
Total	$674,685,555	$0		$-		$674,685,555

Other Financial Instruments:
Common Stocks – Sold Short	$(572,569,148)	$-		$0	*	$(572,569,148)
Investment Companies – Sold Short	(52,105)	-		-		(52,105)
Rights – Sold Short	(2,907)	-		-		(2,907)
Warrants – Sold Short	(270)	(182,722	)*	-		(182,992)
Futures Contracts – Sold Short	287,994	-		-		287,994
Total	$(572,336,436)	$(182,722)		$0		$(572,519,158)

TFS Small Cap Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
Common Stocks	$80,597,797	$-		$-		$80,597,797

TFS Hedged Futures Fund	Level 1	Level 2		Level 3		Total
Investments in Securities
U.S. Treasury Obligations	$-	$3,605,807		$-		$3,605,807
Money Market Funds	9,508,168	-		-		9,508,168
Total	$9,508,168	$3,605,807		$-		$13,113,975

Other Financial Instruments:
Futures Contracts	$(142,521)	$-		$-		$(142,521)
Futures Contracts – Sold Short	95,567	-		-		95,567
Total	$(46,954)	$-		$-		$(46,954)

*	TFS Market Neutral Fund holds a Warrant, Common Stocks Sold Short and Warrants Sold Short which have been fair valued at $0.

Refer to each Fund’s Schedule of Investments, Schedule of Securities Sold Short, Schedule of Futures Contracts and Schedule of Futures Contracts Sold Short, as applicable, for a listing of the securities by security type and sector or industry type.

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period. As of January 31, 2016, the Funds did not have any transfers into and out of any Level.

There were no Level 3 securities held by TFS Small Cap Fund or TFS Hedged Futures Fund as of January 31, 2016.

The following is a reconciliation of Level 3 investments and other financial instruments of TFS Market Neutral Fund for which significant unobservable inputs were used to determine fair value between October 31, 2015 and January 31, 2016.

	Investments	Securities Sold Short
Balance as of October 31, 2015	$-	$0	*
Change in unrealized appreciation on security sold short	-	-
Balance as of January 31, 2016	$-	$0	*

The total amount of unrealized appreciation on Level 3 securities sold short was $5,536,684, respectively, at January 31, 2016.

The following table summarizes the valuation techniques and unobservable inputs used to determine the fair value of TFS Market Neutral Fund’s Level 3 securities sold short:

	Fair Value at 01/31/2016	Valuation Technique	Unobservable Input	Range	Impact to Valuation from an Increase in Input **
Common Stocks - Sold Short	$0*	Price per Advisor	Discount Percentage	100%	Increase

*	TFS Market Neutral Fund holds Common Stocks Sold Short which have been determined to be Level 3 financial instruments and have been fair valued at $0.
**
Represents the directional change in the fair value of the Level 3 financial instrument that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

2.	Security transactions

Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.	Federal income tax

The following information is computed on a tax basis for each item as of January 31, 2016:

	TFS Market Neutral Fund	TFS Small Cap Fund	TFS Hedged Futures Fund

Tax cost of portfolio investments	$769,784,499	$89,063,469	$13,113,460

Gross unrealized appreciation	$4,893,083	$1,905,249	$567
Gross unrealized depreciation	(99,992,027)	(10,370,921)	(52)
Net unrealized appreciation (depreciation) on investments	$(95,098,944)	$(8,465,672)	$515

Net unrealized appreciation on securities sold short	$89,458,422	$-	$-

TFS CAPITAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

As of January 31, 2016, the proceeds of securities sold short on a tax basis is $662,265,574 for TFS Market Neutral Fund.

The difference between the federal income tax cost of portfolio investments and securities sold short and the financial statement cost for TFS Market Neutral Fund and TFS Small Cap Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales. The tax cost of portfolio investments for TFS Hedged Futures Fund is equal to the financial statement cost disclosed.

4.	Investments in Money Market Mutual Funds

In order to maintain sufficient liquidity to implement investment strategies or for temporary defensive purposes, each Fund may invest a significant portion of its assets in shares of one or more money market mutual funds. An investment in a money market mutual fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. While investor losses in money market mutual funds have been rare, they have occurred. In addition, additional indirect expenses will be incurred due to acquired fund fees and other costs to the extent of the investment in shares of money market mutual funds. As of January 31, 2016, TFS Hedged Futures Fund had 56.4% of the value of its net assets invested in shares of money market mutual funds registered under the Investment Company Act of 1940. As of January 31, 2016, TFS Market Neutral Fund and TFS Small Cap Fund did not have a significant portion of assets invested in shares of money market mutual funds.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TFS Capital Investment Trust

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Eric S. Newman
Eric S. Newman, President

Date	March 31, 2016

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer and Principal Financial Officer

Date	March 31, 2016

*	Print the name and title of each signing officer under his or her signature.